AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2011

Registration No. 333-146328

811-06144

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 7

and

                      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 31

SEPARATE ACCOUNT VA DD

(Exact Name of Registrant)

MONUMENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Shane E. Daly

Monumental Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Vanguard® Variable Annuity

> Prospectus

May 1, 2011

Vanguard Variable Annuity

Prospectus

May 1, 2011

Issued Through Separate Account VA DD

By Monumental Life Insurance Company

The Vanguard Variable Annuity (the “Contract”) provides a means of investing on a tax-deferred basis in Portfolios of Vanguard Variable Insurance Fund

Money Market Portfolio

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

High Yield Bond Portfolio

Balanced Portfolio

Equity Income Portfolio

Diversified Value Portfolio

Total Stock Market Index Portfolio

Equity Index Portfolio

Mid-Cap Index Portfolio

Growth Portfolio

Capital Growth Portfolio

Small Company Growth Portfolio

International Portfolio

REIT Index Portfolio

The Contract is intended for retirement savings or other long-term investment purposes. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Free Look Period of at least 10 days (20 days or more in some instances) during which the Contract may be cancelled.

Why Reading This Prospectus Is Important

This prospectus explains the Vanguard Variable Annuity. Reading the Contract prospectus will help you decide whether the Contract is the right investment for you. The Contract prospectus must be accompanied by a current prospectus for Vanguard Variable Insurance Fund, which discusses in greater depth the objective, risks, and strategies of each Portfolio of Vanguard Variable Insurance Fund. Please read them both carefully before you invest and keep them for future reference. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by writing to Vanguard Annuity and Insurance Services, 455 Devon Park Drive, Wayne, PA 19087-1815 or by calling 800-522-5555 on business days between 8 a.m. and 8 p.m., Eastern time. The Table of Contents for the Statement of Additional Information is included at the end of the Contract prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contract is available in all states except New York.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. No one has been authorized to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

	Contents

1	Cross Reference to Definitions	12	Purchase	30	Other Information
2	Summary	15	Investment Options	34	Table of Contents of
6	Fee Table	20	Expenses		Statement of Additional
8	Example	21	Taxes		Information
9	The Annuity Contract	26	Access to Your Money	35	Appendix A (Condensed
10	Annuity Payments	27	Performance		Financial Information)
		28	Death Benefit

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in this prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in this prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulated Value	14

Accumulation Phase	9

Accumulation Unit	14

Accumulation Unit Value	14

Adjusted Partial Withdrawal	28

Annuitant	29

Annuity Payment Options	10

Beneficiary(ies)	29

Business Day	12

Company	2

Contract	9

Contract Date	12

Contract Owner	31

Free Look Period	32

Income Date	10

Income Phase	9

Initial Premium Payment	12

Joint Annuitant	29

Net Premium Payment	12

Non-Qualified Contract	9

Portfolios	15

Premium Tax	13

Premium Payment	12

Qualified Contract	12

Separate Account	2

Subaccounts	2

Tax Deferral	21

Vanguard Variable Insurance Fund	2

Valuation Period	14

Summary

The sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding section headings. Please read the full prospectus carefully.

THE ANNUITY CONTRACT

The Vanguard Variable Annuity is a flexible-premium variable annuity offered by Monumental Life Insurance Company (the “Company”). The Contract provides a means of investing on a tax-deferred basis in various Subaccounts that invest in the portfolios of Vanguard Variable Insurance Fund (the “Portfolios”).

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the various Subaccounts that invest in the Vanguard Portfolios available under the Contract. You can contribute additional dollars to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Subaccounts you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See Annuity Payments, page 10, for more information about Annuity Payment Options.

Vanguard Variable Insurance Fund

The Subaccounts available for investment under the Contract invest in Portfolios of Vanguard Variable Insurance Fund (the Fund), an open-end investment company. The Fund is a member of The Vanguard Group Inc. (Vanguard), a family of 37 investment companies with more than 170 distinct investment portfolios holding assets of approximately $1.5 trillion.

ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Subaccount you have chosen) or a fixed basis (where the payment amount is guaranteed).

PURCHASE

You can buy the Contract with a minimum investment of $5,000 under most circumstances. You can add $250 or more at any time during the Accumulation Phase. Totals of all Premium Payments that exceed $5,000,000 may require prior approval from the Company.

INVESTMENT OPTIONS

When you purchase the Contract, your Premium Payments are deposited into the Separate Account VA DD (the Separate Account). The Separate Account contains a number of subaccounts that invest exclusively in shares of the Portfolios of the Vanguard Variable Insurance Fund (the Subaccounts). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to the Company, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Contract Owners.

2

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the Fund prospectus:

Managed by Vanguard’s Fixed Income Group

Money Market Portfolio*

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

*	There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of contract charges, the yield on the Money Market Subaccount may become extremely low and possibly negative.

Managed by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Managed by Wellington Management Company, LLP

High Yield Bond Portfolio

Balanced Portfolio

Managed by Wellington Company, LLP and Vanguard’s Quantitative Equity Group

Equity Income Portfolio

Managed by Armstrong Shaw Associates Inc., Barrow, Hanley, Mewhinney & Strauss, LLC, Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management LLC, Sanders Capital, LLC, and Vanguard’s Quantitative Equity Group.

Diversified Value Portfolio

Managed by Delaware Management Company, Wellington Management Company, LLP, and William Blair & Company, L.L.C.

Growth Portfolio

Managed by PRIMECAP Management Company

Capital Growth Portfolio

Managed by Century Capital Management, LLC, Chartwell Investment Partners, L.P., Granahan Investment Management, Inc., Kalmar Investment Advisers, Wellington Management Company, LLP, and Vanguard’s Quantitative Equity Group.

Small Company Growth Portfolio

Managed by Schroder Investment Management North America Inc., Baillie Gifford Overseas Ltd and M&G Investment Management Limited

International Portfolio

The Total Stock Market Index Portfolio receives advisory services indirectly by investing in the Equity Index Portfolio and Extended Market Index Fund.

Each Portfolio’s board of trustees may, without prior approval from Contract Owners, change the terms of an advisory agreement or hire a new investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in a Portfolio’s advisory arrangements will be communicated to Contract Owners in writing. In addition, as each Portfolio’s sponsor and overall manager, Vanguard may provide investment advisory services to a Portfolio, on an at-cost basis, at any time. Vanguard may also recommend to each Portfolio’s board of trustees that an advisor be hired, terminated or replaced, or that the terms of an existing investment advisor agreement be revised.

We have developed this variable annuity product in cooperation with Vanguard and its affiliates, and have included Vanguard’s selection of diverse Portfolios.

You are responsible for choosing the subaccounts for your annuity Contract, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Portfolios that is available to you, including each Portfolio’s prospectus, statement of additional information as well as the annual and semiannual reports. Other sources such as vanguard.com or newspapers and financial and other magazines provide more current information. After you select the Portfolios for your initial premium allocation, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

We do not recommend or endorse any particular Portfolio and we do not provide investment advice.

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

3

EXPENSES

There are no sales charges or sales loads associated with the Contract.

The Company will deduct a daily charge corresponding to an annual charge of 0.10% of the net asset value of the Separate Account as an Administrative Expense Charge and a daily charge corresponding to an annual charge of 0.20% for the mortality and expense risks assumed by the Company (a lower rate may be assessed for certain periods). If you choose the optional death benefit there may be an additional quarterly mortality and expense risk charge of 0.05%. For Contracts valued at less than $25,000 at the time of fee assessment, there is also a $25 Annual Contract Maintenance Fee that is prorated at issue and assessed in full at calendar year-end.

You will also pay Fund Operating Expenses, which currently range from 0.18% to 0.51% annually of the average daily value of the Portfolios.

TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% federal penalty tax on the earnings portion received. During the Income Phase, payments come partially from earnings, partially from your investment. You are taxed only on the earnings portion of each Annuity Payment if the annuity is a Non-Qualified annuity.

ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase after the Free Look Period without incurring a withdrawal charge. In the absence of specific directions from the contract owner, all deductions will be made from all funded Subaccounts on a pro rata basis. You may have to pay income tax and a tax penalty on any money you take out. Please refer to Page 26 for minimum withdrawal requirements based on withdrawal type and disbursement method.

PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, the Company may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the then-current Accumulated Value of the Contract on the date the Company receives Due Proof of Death and all Company forms, fully completed. However, for an additional charge, there is an optional Death Benefit Rider available that you can select at the time of purchase (see Death Benefit, page 28). The optional Death Benefit will be calculated on the date the Company receives Due Proof of Death and all Company forms, fully completed. The Contract is a variable annuity and if applicable, the Death Benefit is subject to market risk until all Beneficiaries have made claim. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

OTHER INFORMATION

Free Look Period

The Contract provides for a Free Look Period of at least 10 days after the Contract Owner receives the Contract (20 or more days in some instances as specified in your Contract) plus 5 days for mailing.

4

MONUMENTAL LIFE INSURANCE COMPANY

Monumental Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity contracts.

Separate Account VA DD

The Separate Account VA DD (the “Separate Account”) is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at Other Information, page 30.

INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Vanguard Variable Annuity, call 800-522-5555 or write:

Regular Mail:	Overnight or Certified Mail:

Vanguard Annuity and Insurance Services	Vanguard Annuity and Insurance Services
P.O. Box 1105	455 Devon Park Drive
Valley Forge, PA 19482-1105	Wayne, PA 19087-1815

If you have questions about your Contract, please telephone Vanguard Annuity and Insurance Services at 800-462-2391. Personal and/or account specific information may be requested to validate a caller’s identity and authorization prior to the providing of any information. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the Contract. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual report.

5

Fee Table

The following Fee Table illustrates all expenses that you would incur as a Contract Owner. The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you would pay directly or indirectly as a purchaser of the Contract. The first table describes the fees and expenses that you will pay at the time you purchase the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted. For a complete discussion of Contract cost and expenses, see Expenses, page 20.

Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Surrender Fees	None
Exchange Fees	None
Annual Contract Maintenance Fee[1]	$25
State Premium Tax (See page 12 Premium Tax)	0.00% to 3.50%

[1]

Applies to Contracts valued at less than $25,000 at the time of initial purchase and any year thereafter if the Accumulated Value is below $25,000. For Contracts valued at less than $25,000 at the time of fee assessment, the $25 Annual Contract Maintenance Fee is prorated at issue and assessed in full at calendar year-end.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

ANNUAL SEPARATE ACCOUNT EXPENSES[2] (as a percentage of average account value)
Accumulated Value Death Benefit Option
Mortality and Expense Risk Charge[3,4]	0.20%
Administrative Expense Charge	0.10

Total Annual Separate Account Expenses	0.30%
Return of Premium Death Benefit Option
Mortality and Expense Risk Charge[3,5]	0.25%
Administrative Expense Charge	0.10

Total Annual Separate Account Expenses	0.35%

Annual Step-Up Death Benefit Option—No Longer Available for New Issues
Mortality and Expense Risk Charge[3,6]	0.32%
Administrative Expense Charge	0.10

Total Annual Separate Account Expenses	0.42%

[2]	See Expenses, page 20 for more information.
[3]	The mortality and expense risk charge will not be greater than 0.20% (as shown in the table); however, the fee may be assessed at a lower rate for certain periods at our discretion.
[4]	Currently, the daily mortality and expense risk charge will be assessed at a rate corresponding to an annual charge of 0.195%.
[5]

This figure includes a daily charge corresponding to an annual charge of 0.20% (a lower rate may be assessed for certain periods) and quarterly charge corresponding to an additional annual charge of 0.05%. Currently, the corresponding aggregate annual charge is 0.245% (0.195% + 0.05%).

[6]

This figure includes a daily charge corresponding to an annual charge of 0.20% (a lower rate may be assessed for certain periods) and quarterly charge corresponding to an additional annual charge of 0.12%. Currently, the corresponding aggregate annual charge is 0.315% (0.195% + 0.12%).

6

The next item shows the minimum and maximum total operating expenses charged by the investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each investment Portfolio’s fees and expenses is contained in the prospectus for the Fund.

TOTAL FUND OPERATING EXPENSES1

	Minimum	Maximum
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.18%	0.51%

[1]

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2010 (unless otherwise noted) and was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the table.

ANNUAL FUND OPERATING EXPENSES during the fiscal year ended December 31, 2010

	Money Market Portfolio[1]	Short- Term Investment- Grade Portfolio	Total Bond Market Index Portfolio	High Yield Bond Portfolio	Balanced Portfolio	Equity Income Portfolio	Diversified Value Portfolio	Total Stock Market Index Portfolio
Management Expenses	0.14%	0.16%	0.18%	0.25%	0.27%	0.31%	0.36%	0.00%
12b-1 Distribution Fees	None	None	None	None	None	None	None	None

Total Other Expenses	0.04%	0.04%	0.03%	0.04%	0.03%	0.04%	0.04%	0.20%[2]

Total Fund Operating Expenses	0.18%	0.20%	0.21%	0.29%	0.30%	0.35%	0.40%	0.20%[3]

ANNUAL FUND OPERATING EXPENSES during the fiscal year ended December 31, 2010

	Equity Index Portfolio	Mid-Cap Index Portfolio	Growth Portfolio	Capital Growth Portfolio	Small Company Growth Portfolio	International Portfolio	REIT Index Portfolio
Management & Administrative Expenses	0.16%	0.24%	0.36%	0.40%	0.38%	0.46%	0.25%
12b-1 Distribution Fees	None	None	None	None	None	None	None

Total Other Expenses	0.03%	0.04%	0.04%	0.04%	0.03%	0.05%	0.05%

Total Fund Operating Expenses	0.19%	0.28%	0.40%	0.44%	0.41%	0.51%	0.30%

[1]

Vanguard and the Portfolio Board have agreed to temporarily limit certain net operating expenses in excess of the Portfolio’s daily yield so as to maintain a zero or positive yield for the Portfolio. Vanguard and the Portfolio’s Board may terminate the temporary expense limitation at any time.

[2]

Although the Portfolio is not expected to incur any net expenses directly, the Portfolio’s contract owners indirectly bear the expenses of the underlying Vanguard funds (the Acquired Funds) in which the Portfolio invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Portfolio by the Acquired Funds, during the Portfolio’s fiscal year ended December 31, 2010. See the Vanguard Variable Insurance Fund Prospectus. The Total Annual Portfolio Operating Expenses have been restated to reflect expenses being deducted from current Portfolio assets.

[3]

The Total Annual Portfolio Operating Expenses shown in this table do not correlate to the expense ratios shown in the Financial Highlights table of the Vanguard Variable Insurance Fund Prospectus because that ratio does not include the Acquired Funds’ Fees and Expenses.

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Example

The following Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Separate Account annual expenses, and Portfolio fees and expenses.1

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% annual rate of return each year, the highest fees and expenses of any of the Portfolios for the year ended December 31, 2010, and the Contract with the combination of available optional features with the highest fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If the Contract is annuitized or if you surrender the Contract at the end of the applicable time period
• Annual Step-Up Death Benefit Option (0.42%)	$95	$298	$517	$1,147
• Return of Premium Death Benefit Option (0.35%)	$88	$275	$479	$1,065
• Accumulated Value Death Benefit Option (0.30%)	$83	$260	$452	$1,006

[1]	The Example does not reflect premium tax charges. Different fees and expenses not reflected in the Example may be assessed during the income phase of the Contract.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning the compensation and expenses paid for the sale of the Contracts, see “Distributor of the Contracts.”

CONDENSED FINANCIAL INFORMATION

Please note that the Appendix contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

Automated Quotes

The Vanguard Tele-Account Service provides access to Accumulation Unit Values (to six decimal places) and total returns for all Subaccounts, and yield information for the Money Market, Total Bond Market Index, High Yield Bond, and Short-Term Investment-Grade Portfolios of the Fund. Contract Owners may use this service for 24-hour access to Portfolio information. To access the service you may call Tele-Account at 800-662-6273 (ON-BOARD) and follow the step-by-step instructions, or speak with a Vanguard Annuity and Insurance Services associate at 800-522-5555 to request a brochure that explains how to use the service.

Vanguard’s website also has Accumulation Unit Values (to six decimal places) for all Subaccounts. This service can be accessed from vanguard.com.

Accessing Your Contract on the Web

You may access information and manage your annuity on vanguard.com. This convenient service, available 24-hours a day, allows you to check your annuity balances, your Portfolio holdings, and make exchanges between Portfolios at any time. (Note: exchange requests received prior to the close of regular trading on the New York Stock Exchange—generally 4 p.m., Eastern time—will be processed as of the close of business on that same day. Requests received after the close of regular trading will be processed the next Business Day).

In order to access your annuity on the web, you must be a registered user of vanguard.com. You can simply log on to vanguard.com to register, or speak with a Vanguard Annuity and Insurance Services associate at 800-522-5555 for assistance.

8

The Annuity Contract

The Vanguard Variable Annuity is a flexible-premium variable annuity offered by Monumental Life Insurance Company (the “Company”). The Contract provides a means of investing on a tax-deferred basis in Subaccounts that invest in various portfolios (the “Portfolios”) offered by Vanguard Variable Insurance Fund. You may purchase a Contract using after-tax dollars (a Non-Qualified Contract), or you may purchase a Qualified Contract by “rolling over” funds from another individual retirement annuity or from a qualified plan.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Contract is unnecessary when the Contract is purchased to fund a qualified plan.

About the Contract

The Vanguard Variable Annuity is a contract between you, the Contract Owner, and the Company, the issuer of the Contract.

The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Income Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the various available Subaccounts. The Contract is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $250 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices (“exchanges”) at no charge and without current tax consequences. (See Exchanges Among the Subaccounts, page 17.)

•

Withdraw all or part of your money with no surrender penalty charged by the Company, although you may incur income taxes and a 10% penalty tax prior to age 59 1/2. (See Full and Partial Withdrawals, page 26.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at Annuity Payments.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, your money is deposited into the Company’s Separate Account VA DD (the “Separate Account”). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to the Company but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to Contract Owners.

Vanguard Variable Insurance Fund

The Subaccounts available for investment under the Contract invest in the Portfolios of Vanguard Variable Insurance Fund, an open-end investment company intended exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by insurance companies. The Fund is a member of Vanguard, a family of 37 investment companies with more than 170 distinct investment portfolios holding assets of approximately $1.5 trillion. Through their jointly owned subsidiary, Vanguard, Vanguard Variable Insurance Fund and the other funds in the group obtain at cost virtually all of their corporate management, administrative, shareholder accounting, and distribution services.

9

Annuity Payments

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins. The Income Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Income Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and the Company receives the request at least 30 days before the then-scheduled Income Date. Any Income Date you request must be at least 30 days from the day the Company receives written notice. The latest possible Income Date the Company will accept without prior approval is the first day of the month after the Annuitant’s 95th birthday.

The Income Date may be controlled by endorsements or applicable law. The Income Date on Qualified Contracts may also be controlled by the plan.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Period Certain Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis. Other Annuity Payment Options may be available.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Subaccounts you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, the Company will move your investment out of the Subaccounts and into the general account of the Company.

•

Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies. If the annuitant dies before the due date of the second (third, fourth, etc…) annuity payment, then we will only make one (two, three, etc…) annuity payments.

•

Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies. This option is also available as a 50% or 75% Last Survivor Annuity. (The payment decreases by 50% or 25%, respectively upon the death of the first annuitant.) If the surviving annuitant dies before the due date of the second (third, fourth, etc…) annuity payments, then we will only make one (two, three, etc…) annuity payments.

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Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of between 10 and 30 years, as elected. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.

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Period Certain Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years. For Qualified contracts, the specified period may not extend beyond the life expectancy of the annuitant or joint annuitant. If the Annuitant dies before the Period Certain ends, the Company will make any remaining payments to the Beneficiary.

Adjusted Annuitant Age

Annuity Payments under Options 1, 2, and 3 are based on the Adjusted Age of the Annuitant. The Adjusted Age is the Annuitant’s actual age on the Annuitant’s nearest birthday, at the Income Date, adjusted as follows:

Income Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	Determined by the Company

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, the Company determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Income Date, the sex and age of the

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Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Subaccounts chosen. If the actual net investment experience of the Subaccounts chosen exactly equals the Assumed Interest Rate (or AIR, which is the annual effective rate used in the calculation of each variable annuity payment), of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Subaccounts chosen is greater than the AIR of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A FEW THINGS TO KEEP IN MIND REGARDING

Annuity Payments

•	If an Annuity Payment Option is not selected, the Company will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.

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The minimum payment is $100 ($20 for Contracts issued to South Carolina, Texas, and Massachusetts residents). If on the Income Date your Accumulated Value is below $5,000 (or $2,000 for Contracts issued to South Carolina, Texas, and Massachusetts residents), the Company reserves the right to pay that amount to you in a lump sum.

•	From time to time, the Company may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.

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If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without the Company’s consent.

•	At the time the Company calculates your fixed Annuity Payments, the Company may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

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If you have selected a variable Annuity Payment Option, you may change the Subaccounts funding the variable Annuity Payments by written request or by calling Vanguard Annuity and Insurance Services at 800-462-2391. However, because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive round trips through the Portfolios (except the Money Market Portfolio) during any 12-month period. This covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. “Substantive” means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

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You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

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If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep the Company informed of the Payee’s most current address of record.

•	If annuity payments are selected as a death distribution option, payments must begin within one year of the date of death.

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Purchase

Client Information Form and Issuance of Contracts

Contract Issuance. To invest in the Vanguard Variable Annuity, you should send a completed Client Information Form, Assessment and Disclosure form, and your Initial Premium Payment to Vanguard Annuity and Insurance Services. Depending on the Death Benefit option selected, there may be limitations on the age of the Annuitant (See Death Benefit, page 28).

If the Client Information Form is received in good order, the Company will issue the Contract and will credit the Initial Premium Payment within two Business Days after receipt. A Business Day is any day that the New York Stock Exchange is open for trading.

If the Company cannot credit the Initial Premium Payment because the Client Information Form is incomplete, the Company will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the client consents to the Company’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Company will accept only those foreign checks that are drawn in U.S. dollars and are issued by a foreign bank with a U.S. correspondent bank.

You may purchase a Qualified Contract only in connection with a “rollover” of funds from another qualified plan or individual retirement annuity. Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. No additional Premium Payments to your Qualified Contract will be accepted, unless the additional premium payment is funded by another qualified plan. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 26.)

DEFINITION

Qualified Contract

When the term “Qualified Contract” is used in this prospectus we generally mean a Contract that qualifies as a tax sheltered annuity or an individual retirement annuity under Section 408(b) of the Internal Revenue Code; there are other types of qualified annuity contracts defined under different Internal Revenue Code sections.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Contract. A Premium Payment may be reduced by any applicable Premium Tax or an initial Annual Contract Maintenance Fee. In that case, the resulting amount is called a Net Premium Payment.

A FEW THINGS TO KEEP IN MIND REGARDING

Premium Payments

•	The minimum Initial Premium Payment for a Contract is $5,000. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum.

•	The Company will not accept third-party checks, Travelers checks, or money orders for Premium Payments.

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You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $250.

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Additional Premium Payments received before the close of the New York Stock Exchange (usually 4 p.m., Eastern time) are credited to the Contract’s Accumulated Value as of the close of business that same day.

•	The minimum amount that you can allocate to any one Subaccount is $1,000.

•	We reserve the right to reject cumulative premium payments over $5,000,000 (this includes subsequent premium payments) for all Contracts with the same owner or same annuitant.

•	The Company reserves the right to reject any application or Premium Payment.

The date on which the Initial Premium Payment is credited and the Contract is issued is called the Contract Date.

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DEFINITION

Premium Tax

A Premium Tax is a regulatory tax some states assess on the Premium Payments made into a Contract. If the Company should have to pay any Premium Tax, it may be deducted from each Premium Payment or from the Accumulated Value as the Company incurs the tax.

As of the date of this Prospectus, the following states, assess a Premium Tax on all Initial and subsequent Premium Payments:

	Qualified	Non-Qualified
Maine	0.00%	2.00%
South Dakota	0.00	1.25
Wyoming	0.00	1.00

As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Contract Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

	Qualified	Non-Qualified
California	0.50%	2.35%
Nevada	0.00	3.50
West Virginia	1.00	1.00

Purchasing by Wire
Money should be wired to:	WACHOVIA
ABA 031201467
DEPOSIT ACCOUNT NUMBER 2014126521732
MONUMENTAL LIFE INSURANCE COMPANY and
THE VANGUARD GROUP, INC.
[YOUR CONTRACT NUMBER]
[YOUR NAME]

Please call 800-462-2391 before wiring.

Please be sure your bank includes your Contract number to assure proper credit to your Contract.

If you would like to wire your Initial Premium Payment, you should complete the Vanguard Variable Annuity Client Information Form and the Assessment and Disclosure Form and mail it to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105, prior to completing wire arrangements.

The Company will accept Federal Funds wire purchase orders only when the New York Stock Exchange and banks are open for business. A purchase payment received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) will have a trade date of the same day, and purchase payments received after that time will have a trade date of the first business day following the date of receipt.

Annuity Express™

The Annuity Express service allows you to make additional Premium Payments by transferring funds automatically from your checking or statement savings account (not passbook savings account) to one or more Subaccounts on a monthly, quarterly, semi-annual, or annual basis. You may add to existing Subaccounts provided you have a minimum balance of $1,000. The minimum automatic purchase is $50; the maximum is $100,000.

Section 1035 Exchanges

Under Section 1035 of the Internal Revenue Code, you may exchange the assets of an existing non-qualified annuity contract or life insurance or endowment policy to the Vanguard Variable Annuity without any current tax consequences. To make a “1035 Exchange,” complete a 1035 Exchange form and mail it along with your signed and completed Client Information Form and your current contract, to Vanguard Annuity and Insurance Services.

To accommodate owners of Vanguard Variable Annuities, under certain conditions the Company will allow for the consolidation of two or more Vanguard Variable Annuities into the newest Contract. In order to provide Contract Owners with consolidated account reporting, the Company will accept these exchanges on a case-by-case basis. If applicable, you will be responsible for only one Annual Contract Maintenance Fee. Under no circumstances will the Company allow the exchange of an existing Vanguard Variable Annuity for an identical new Vanguard Variable Annuity.

Because special rules and procedures apply to 1035 Exchanges, particularly if the Contract being exchanged was issued prior to August 14, 1982, you should consult a tax adviser before making a 1035 Exchange.

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Please note that any outstanding loans you may have on a contract you wish to exchange may create a current tax consequence. For this reason we encourage you to settle any outstanding loans with your current insurance company before initiating a 1035 Exchange into a Vanguard Variable Annuity.

Allocation of Premium Payments

You specify on the Client Information Form what portion of your Premium Payments you want to be allocated among which Subaccounts. You may allocate your Premium Payments to one or more Subaccounts. All allocations you make should be in whole-number percentages and a minimum of $1,000. Your Initial Net Premium Payment will be immediately allocated among the Subaccounts in the percentages you specified on your Client Information Form without waiting for the Free Look Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to Vanguard Annuity and Insurance Services. The change will take effect on the date the Company receives your written notice. You may establish the telephone privilege by completing the appropriate section of the Client Information Form, or by sending a letter authorizing the Company to take instructions by telephone. See Telephone and Online Privilege, page 20.

WHAT’S MY CONTRACT WORTH TODAY?

Accumulated Value

The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Premium Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day;

plus:

•	Any additional Net Premium Payments credited.

•	Any increase in the Accumulated Value due to investment results of the Subaccount(s) you selected.

minus:

•	Any decrease in the Accumulated Value due to investment results of the Subaccount(s) you selected.

•	The daily Mortality and Expense Risk Charge.

•	The daily Administrative Expense Charge.

•	The Annual Contract Maintenance Fee, if applicable.

•	Any optional death benefit charge, if applicable.

•	Any withdrawals.

•	Any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day. You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, the Company will credit a certain number of Accumulation Units to your Contract. The Company determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value, keeping the earnings tax-deferred.

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Investment Options

Vanguard Variable Insurance Fund

The Vanguard Variable Annuity offers you a means of investing in various Subaccounts that invest in the Portfolios of Vanguard Variable Insurance Fund. A brief description of each Portfolio is given below. For more detailed information regarding the Portfolios, you should read the prospectus for Vanguard Variable Insurance Fund that accompanies the Contract prospectus. If you received a summary prospectus for any of the Portfolios listed below, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus.

The general public may invest in the Portfolios of Vanguard Variable Insurance Fund only through certain insurance contracts. The investment objectives and policies of the Portfolios may be similar to those of publicly available Vanguard funds. You should not expect that the investment results of any publicly available Vanguard funds will be comparable to those of the Portfolios.

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The Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

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The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility. The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody’s Investors Services, Inc. (Moody’s), or another independent rating agency; or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody’s or another independent rating agency; if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody’s). The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

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The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index. The Portfolio employs a “passive management”—or indexing—investment approach designed to track the performance of the Barclays Capital U.S. Aggregate Float Adjusted Index. This Index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Portfolio’s investments will be selected through the sampling process, and at least 80% of the Portfolio’s assets will be invested in bonds held in the Index. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years.

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The High Yield Bond Portfolio seeks to provide a high level of current income. The Portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds—commonly known as “junk bonds”—with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody’s Investors Services, Inc. (Moody’s); have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio’s advisor. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium to lower-range credit quality. The loans that the Portfolio may invest in will be rated Baa or below by Moody’s; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio’s advisor. The Portfolio’s high-yield bonds and loans mostly have short- and intermediate-term maturities.

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The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of Portfolio assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, and mortgage-backed securities.

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The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Portfolio invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in stocks, also known as equity securities. The Portfolio uses multiple investment advisors.

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The Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields. This Portfolio uses multiple investment advisors.

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The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a “passive management”—or indexing—investment approach designed to track the performance of the Standard & Poor’s (S&P) Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds—Vanguard Variable Insurance Fund–Equity Index Portfolio and Vanguard Extended Market Index Fund. The S&P Total Market Index consists of substantially all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. Though the Portfolio seeks to track the Index, its performance typically can be expected to fall short by a small percentage representing operating costs of the underlying funds.

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The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a “passive management”—or indexing—investment approach designed to track the performance of the Standard & Poor’s 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

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The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a “passive management”—or indexing—investment approach designed to track the performance of MSCI® US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

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The Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. At least 80% of the Portfolio’s assets will be invested in stocks of U.S. companies. The Portfolio uses multiple investment advisors.

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The Capital Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of large- and mid-capitalization stocks.

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The Small Company Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in the stocks of small companies. These companies tend to be unseasoned but are considered by the Portfolio’s advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio uses multiple investment advisors.

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The International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets across developed and emerging markets in Europe, the Far East and Latin America. In selecting stocks, the Portfolio’s advisors evaluate foreign markets around the world and choose large-, mid-, and small capitalization companies considered to have above-average growth potential. The Portfolio uses multiple investment advisors.

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The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio employs a “passive management”—or indexing—investment approach designed to track the performance of the MSCI® US REIT Index. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs). The Portfolio attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services can be found in the current Fund prospectus accompanying this prospectus.

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Exchanges Among the Subaccounts

Should your investment goals change, you may exchange assets among the Subaccounts at no cost, subject to the following conditions:

•

You may request exchanges in writing or by telephone or online at vanguard.com. The Company will process requests it receives prior to the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may exchange from a Subaccount is $250 (unless the Accumulated Value in a Subaccount is less than $250).

•	The $1,000 minimum balance requirement per Subaccount must be satisfied at all times.

•	The Company does not charge a fee for exchanges among the Subaccounts.

LIMITATIONS ON

Exchanges

Because excessive exchanges can disrupt management of the Fund and increase the Fund’s costs for all Contract Owners, the Fund limits exchanges as follows:

•	You may make no more than two substantive round trips through a Portfolio (not including the Money Market Portfolio) during any 12-month period.

•	The Fund and the Company may refuse an exchange at any time, for any reason.

•	The Company may revoke a Contract Owner’s exchange privilege at any time, for any reason.

A round trip is a redemption from a Portfolio followed by a purchase back into the Portfolio. Also, round trip covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. “Substantive” means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

Disruptive Trading and Market Timing

Statement of Policy. This variable insurance product was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term exchanges. Such exchanges may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term exchanges among the subaccounts can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or exchanges into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or exchanges out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all contract owners invested in those subaccounts, not just those making the exchanges.

We have developed polices and procedures with respect to market timing and other exchanges and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest with us if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term exchanges among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make exchanges is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other contract owners (or others having an interest in the variable insurance products). As described below, restrictions may

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take various forms, but under our current policies and procedures will include a temporary suspension of exchange privileges. We may also restrict the exchange privileges of others acting on your behalf.

We reserve the right to reject any premium payment or exchange request from any person without prior notice, if, in our judgment, (1) the payment or exchange, or series of exchanges, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent exchanges. We may impose other restrictions on exchanges, or even prohibit exchanges for any owner who, in our view, has abused, or appears likely to abuse, the exchange privilege. We may, at any time and without prior notice, discontinue exchange privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of exchanges we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful exchange if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning exchanges. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the exchange privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do:

•	expressly limit the number of round trips in a given period as described in the Investment Options section under Limitations on Exchanges.

Under our current policies and procedures, we do not:

•	impose redemption fees on exchanges;

•	expressly limit the number of nonround trip exchanges or the size of exchanges in a given period; or

•	provide a certain number of allowable exchanges in a given period.

Redemption fees, exchange limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Please note that the limits and restrictions described herein are subject to our ability to monitor exchange activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful exchanges by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent exchange activity among the investment options under the variable insurance product. In addition, we may not honor exchange requests if any variable investment option that would be affected by the exchange is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and other programmed, large, frequent, or short-term exchanges. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor contract owners’ exchange requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the exchanges. Accordingly, contract owners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent exchanges is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

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Contract owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners identified by an underlying fund portfolio as violating the frequent trading policies for that underlying fund portfolio.

Omnibus Orders. Contract owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by exchange activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent exchange activity. If their policies and procedures fail to successfully discourage harmful exchange activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more exchange requests from owners engaged in market timing and other programmed, large, frequent, or short-term exchanges, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Automatic Asset Rebalancing

During the Accumulation Phase, you can automatically rebalance the amounts invested in the Subaccounts in order to maintain a desired allocation. This rebalancing occurs automatically on a date you select and can take place on a monthly, quarterly, semi-annual or annual basis (provided the $1,000 minimum balance requirement has been met in the Subaccount to which you are moving money). The minimum amount you may exchange is $250. Rebalancing can be started, stopped, or changed at any time. Automatic Asset Rebalancing cannot be used in conjunction with the Automatic Exchange Service. Any additional exchange requests will not cause Automatic Asset Rebalancing to cease. To take advantage of the Automatic Asset Rebalancing service, complete a Vanguard Variable Annuity Automatic Asset Rebalance service form or send a letter of instruction to Vanguard Annuity and Insurance Services.

Automatic Exchange Service

During the Accumulation Phase, you can move money automatically among the Subaccounts. You can exchange fixed dollar amounts or percentages of your Subaccount balance into the other Subaccounts offered under the Contract on either a monthly, quarterly, semi-annual, or annual basis (provided the $1,000 minimum balance requirement has been met in the Subaccounts to which you are moving money). The minimum amount you may exchange is $250. While you are participating in this service, if the service date falls on a day that the New York Stock Exchange is closed, the service date will be the next business day. (Please note, an Automatic Exchange Service will not begin on the 29th, 30th, or 31st of the month. If an Automatic Exchange Service would have started on one of these dates, it will start on the 1st business day of the following month.)

Automatic Exchange Service

Using the Automatic Exchange Service, you can exchange at regular intervals in a plan of investing often referred to as “dollar-cost averaging,” moving money, for example, from the Money Market Portfolio into a stock or bond Portfolio. The main objective of dollar-cost averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

To take advantage of the Automatic Exchange Service, complete a Vanguard Variable Annuity Automatic Exchange Service Form or contact Vanguard Annuity and Insurance Services.

You may change the amount to be exchanged or cancel this service at any time in writing or by telephone if you have telephone authorization on your Contract. This service cannot be used to establish a new Subaccount, and will not go into effect until the Free Look Period has expired. The minimum balance requirements will not apply to the subaccount that money is being automatically moved from.

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Telephone and Online Privilege

You may establish the telephone and online privilege on your Contract by completing the appropriate section of the Client Information Form or by sending a letter authorizing the Company to take instructions over the telephone. The Company, the Fund, and Vanguard shall not be responsible for the authenticity of instructions received by telephone. We will take reasonable steps to confirm that instructions communicated by telephone are genuine. Personal and/or account specific information may be requested to validate a caller’s identity and authorization prior to the providing of any information. This information will be verified against the Contract Owner’s records and all transactions performed will be verified with the Contract Owner through a written confirmation statement. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the Contract. We will record all calls. The Company, the Fund, and Vanguard shall not be liable for any loss, cost, or expense for action on telephone instructions believed to be genuine in accordance with these procedures. We will make every effort to maintain the privilege. However, the Company and the Fund reserve the right to revise or terminate its provisions, limit the amount of a transaction, or reject any transaction, as deemed necessary, at any time.

Expenses

A CLOSER LOOK AT

The Costs of Investing in a Variable Annuity

Costs are an important consideration in choosing a variable annuity. That’s because you, as a contract owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the fund buys and sells securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

The projected expenses for the Vanguard Variable Annuity are substantially below the costs of other variable annuity contracts. For example, on a $25,000 Contract the average expense ratio of other variable annuity contracts was 2.42% as of December 31, 2010, compared to 0.61% for the Vanguard Variable Annuity. (Source for competitors’ data: Morningstar Principia Pro for VA/L Subaccounts, December 2010.)

SUMMARY OF COSTS OF INVESTING

in the Vanguard Variable Annuity

•	No sales load or sales charge

•	No charge to make full or partial withdrawals

•	No fee to exchange money among the Subaccounts

•	$25 Annual Contract Maintenance Fee on Contracts valued at less than $25,000

•	Annual Mortality and Expense Risk Charge: 0.20% or 0.25% depending on death benefit election

•	Annual Administrative Expense Charge: 0.10%

•	Fees and expenses paid by the Portfolios which ranged from 0.18% to 0.51% in the fiscal year ended December 31, 2010

Mortality and Expense Risk Charge

The Company charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The Company will deduct a daily charge corresponding to an annual charge of 0.20% for the mortality and expense risks assumed by the Company (a lower rate may be assessed for certain periods). If you choose the optional death benefit there may be an additional quarterly mortality and expense risk charge corresponding to an additional annual charge of 0.05%.

The mortality and expense risk charge described above cannot be increased. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to the Company’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then the Company will bear the loss.

The mortality and expense risk charge may be assessed at a lower rate for certain periods at our discretion. Currently, the daily mortality and expense risk charge will be assessed at a rate reduced by an amount corresponding to an annual amount of 0.005%. Accordingly, an aggregate annual charge of 0.195% (Accumulated Value Death Benefit) or 0.245% (Return of Premium Death Benefit) will be assessed.

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A CLOSER LOOK AT

The Mortality and Expense Risk Charge

The Company assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, the Company assumes mortality risk in providing a Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk the Company assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.

Administrative Expense Charge

The Company assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.10% annually of the net asset value of the Separate Account.

Annual Contract Maintenance Fee

In certain situations, the Company charges an Annual Contract Maintenance Fee of $25. The fee is to reimburse the Company for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account.

The Company charges the fee if:

•	Your Initial Premium Payment is less than $25,000; and

•	in any subsequent year the Accumulated Value is below $25,000.

For Contracts valued at less than $25,000 at the time of fee assessment, the $25 Annual Contract Maintenance Fee is prorated at issue and assessed in full at calendar year-end. The fee will be assessed on the last Friday of the calendar year, based on the Accumulated Value of the Contract on that day. If that day is not a business day, it will be assessed on the preceding business day. If that Friday is the last business day of the calendar year, the fee will be assessed on the preceding Friday.

Fund Operating Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by Vanguard Variable Insurance Fund. A complete description of these expenses is found in the “Fee Table” section of this prospectus, the Fees and Expenses section of the Fund’s prospectus, and in the “Management of the Fund” section of the Fund’s Statement of Additional Information.

Taxes

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on the Company’s understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt distributions under a Contract. It is not tax advice. You may want to consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 23, and DIVERSIFICATION STANDARDS, page 24.)

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A CLOSER LOOK AT

Tax Deferral

Tax deferral means no current tax is due on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as the Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This “investment in the contract” can generally be described as the cost of the Contract, or cost basis, and it generally includes all Premium Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.) In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in an annuity contract.

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment—only on your earnings.

For fixed Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. The Company then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, the Company divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an Annuity Option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as Annuity Payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an Annuity Payment Option, they are taxed in the same way as Annuity Payments.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of

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the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

The Internal Revenue Service has not reviewed the Contract for qualification as an IRA and has not addressed in a ruling of general applicability whether any death benefit provision in the Contract comports with IRA qualification requirements. The value of a death benefit may need to be considered in calculating required minimum distributions.

Tax Withholding

Federal tax law requires that the Company withhold federal income taxes on all distributions unless the Contract Owner or payee, if applicable, elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, the Company will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless a lower treaty rate or exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number. Some states may require State Tax Withholding if you elect to have Federal Income Tax withheld.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (1) made after the Contract Owner reaches age 59 1/2; (2) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (3) attributable to the disability of the Contract Owner which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (4) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the Contract Owner, or joint lives (or joint life expectancies) of the Contract Owner and his or her beneficiary; (5) from a Qualified Contract (note, however, that other penalties may apply); (6) under an immediate annuity contract (as defined in the Internal Revenue Code); (7) that can be traced to an investment in the Contract prior to August 14, 1982; or (8) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (4) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (4) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2. Because the Company cannot predict whether the series of payments will be substantially equal, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.

For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions. Distributions from Qualified Contracts have many of the same exceptions to the early withdrawal or distribution penalties as discussed above. However, not all of the exceptions listed above apply to Qualified Contracts. You should consult with your personal tax advisor if you have any questions regarding the exceptions to the early withdrawal or distribution penalties.

The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy. Because the Company cannot verify that such an early withdrawal is for qualified higher education expenses or a first home purchase, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Non-Qualified Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

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MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Contract prior to the Contract’s Income Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

OWNERSHIP TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee’s investment in the Contract will be increased by any amount included in the Contract Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, the selection of certain maturity dates, the exchange of a Contract, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

MEDICARE TAX

Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests. We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

OWNER CONTROL

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of the Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Internal Revenue Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be

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distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Internal Revenue Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FEDERAL DEFENSE OF MARRIAGE ACT

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, the spousal continuation provisions of this Contract will not be available to such partners or same-sex marriage or civil union spouses. Please consult a tax advisor for more information on this subject.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

TAX RELIEF, UNEMPLOYMENT INSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer tax exemption to $5,000,000 and reduces the generation-skipping transfer tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and generation-skipping transfer provisions of the 2010 Act are only effective until December 31, 2012; thereafter, after which the provisions will sunset, and the federal estate, gift and generation-skipping transfer taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the Contract.

We have the right to modify the Contract to meet the requirements of any applicable laws or regulations, including legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

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FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Generally, you may purchase Qualified Contracts only in connection with a “rollover” of funds from another individual retirement annuity (IRA) or qualified plan. Qualified Contracts must contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. No additional Premium Payments to your Qualified Contract will be accepted unless the additional premium is funded by another qualified plan. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with law. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

Access To Your Money

The value of your Contract can be accessed during the Accumulation Phase:

•	By making a full or partial withdrawal.

•	By electing an Annuity Payment Option.

•	By your Beneficiary in the form of a Death Benefit.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract without a Company charge, provided the Annuitant or Joint Annuitant is still living. All partial withdrawals must be for at least $250.

On the date the Company receives your request for a full withdrawal, the amount payable is the Accumulated Value.

On the date the Company receives your request for a partial withdrawal, the Accumulated Value will be reduced by the amount of the partial withdrawal.

Because you assume the investment risk under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Premium Payments made (taking prior withdrawals into account).

To make a withdrawal, you may establish the telephone privilege by completing the appropriate section of the Client Information Form, or by sending a letter authorizing the Company to take instructions by telephone. See Telephone and Online Privilege, page 20. You may also send a written request to make a withdrawal to Vanguard Annuity and Insurance Services. Your telephone or written request should include your Contract number, the amount you wish to withdraw, how you want that amount allocated among the various Subaccounts, the signature of all Contract Owners, and your federal (and state, if applicable) tax withholding election. In the absence of specific directions from the Contract Owner, all deductions will be made from all funded Subaccounts on a pro rata basis.

Systematic Withdrawals

You may elect to have a specified dollar amount or a percentage of the balance withdrawn from your Contract’s

Accumulated Value on a monthly, quarterly, semi-annual, or annual basis. The Company requires a Contract balance of at least $10,000 and a Subaccount balance of at least $1,000 in order to establish the systematic withdrawal program for your Contract. (See the Minimum Balance Requirements section below for additional information.) Withdrawals may be requested via check or electronic funds transfer. All check withdrawals must be for at least $250; a Systematic Withdrawal may be established via electronic fund transfer for at least $50. In the absence of specific directions from the Contract Owner, all deductions will be made from all funded Subaccounts on a pro rata basis.

You may elect this option by completing a Variable Annuity Electronic Bank Transfer Form. The Form must be signed by all Contract Owners and must be signature-guaranteed if you are directing the withdrawal payments to an address other than the Contract address.

The Company must receive your Form at least 30 days before the date you want systematic withdrawals to begin. The Company will process each Systematic Withdrawal on the date and at the frequency you specified in your Electronic Bank Transfer Service Form.

You may change the amount to be withdrawn and the percentage, the frequency of distributions, or cancel this option by telephone. Any other changes you make, including a change in the destination of the check must be made in writing, and should include signatures of all Contract Owners.

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Minimum Balance Requirements

The minimum required balance in any Subaccount is $1,000. If an exchange or withdrawal would reduce the balance in a Subaccount to less than $1,000, the Company will transfer the remaining balance to the other Subaccounts under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, the Company may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an additional Premium Payment before your Contract is liquidated. The Company would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract.

Payment of Full or Partial Withdrawal Proceeds

The Company will pay cash withdrawals within seven days after receipt of your telephone or written request for withdrawal except in one of the following situations, in which the Company may delay the payment beyond seven days:

•	The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.

•	An emergency exists as defined by the SEC, or the SEC requires that trading be restricted.

•	The SEC permits a delay for your protection as a Contract Owner.

•	The payment is derived from premiums paid by check, in which case the Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.

TAXATION OF

Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 22, and Penalty Taxes on Certain Early Withdrawals, page 23.

Tax Withholding on Withdrawals

If you do not provide the Company with a telephone or written request not to have federal income taxes withheld when you request a full, partial or systematic withdrawal, federal tax law requires the Company to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. In that case, we will withhold at a rate of 10%. State income tax withholding may also be required.

Performance

Standardized Performance

From time to time, the Company may advertise the yield and total return investment performance of a Subaccount for various periods, including quarter-to-date, year-to-date, one-year, five-year, and since inception. The Company will calculate advertised yields and total returns according to standardized methods prescribed by the SEC, so that all charges and expenses attributable to the Contract will be included. Including these fees has the effect of decreasing the advertised performance of a Subaccount, so that a Subaccount’s investment performance will not be directly comparable to that of an ordinary mutual fund.

Non-Standardized Performance

The Company may also advertise total return or other performance data in non-standardized formats that do not reflect the Annual Contract Maintenance Fee.

Not Indications of Future Performance

The performance measures discussed above are not intended to indicate or predict future performance.

Statement of Additional Information

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return and a list of the indices and other benchmarks used in evaluating a Subaccount’s performance.

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Death Benefit

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the then-current Accumulated Value of the Contract on the date the Company receives Due Proof of Death and all Company forms, fully completed. However, for an additional charge, there is an optional Death Benefit Rider that can be selected by the Owner at the time of purchase.

For contract owners who purchased the contract on or after October 30, 2010:

Return of Premium Death Benefit Rider—This option is only available to Annuitants age 75 or younger at the time of Contract purchase. There is an additional annual charge of 0.05% (to be assessed 0.0125% per quarter). The additional annual charge will only be assessed for a period of 10 years from the Contract Date. With this option, the Death Benefit will be the greater of:

•	The Accumulated Value of the Contract as of the date the Company receives Due Proof of Death and all Company forms, fully completed; or

•	The sum of all Premium Payments; less any Adjusted Partial Withdrawals and Premium Taxes, if any.

For contract owners who purchased the contract prior to October 30, 2010:

1) Return of Premium Death Benefit Rider—This option was only available to Annuitants age 75 or younger at the time of Contract purchase. There is an additional annual charge of 0.05% (to be assessed 0.0125% per quarter). The additional annual charge will only be assessed for a period of 10 years from the Contract Date. With this option, the Death Benefit will be the greater of:

•	The Accumulated Value of the Contract as of the date the Company receives Due Proof of Death and all Company forms, fully completed; or

•	the sum of all Premium Payments; less any Adjusted Partial Withdrawals and Premium Taxes, if any.

2) Annual Step-Up Death Benefit Rider—This option was only available to Annuitants age 69 or younger at the time of Contract purchase. There is an additional annual charge of 0.12% (to be assessed 0.03% per quarter). The additional annual charge will only be assessed until the Annuitant’s 80th birthday. With this option, the Death Benefit will be the greatest of:

•	The Accumulated Value of the Contract as of the date the Company receives Due Proof of Death and all Company forms, fully completed.

•	the sum of all Premium Payments, less any Adjusted Partial Withdrawals and Premium Taxes, if any; or

•

the highest Accumulated Value on any Contract Anniversary Date on or after the date the Rider is added to the Contract and until the Annuitant reaches age 80, plus any subsequent Premium Payment received by the Company after such Contract Anniversary Date less any Adjusted Partial Withdrawals and Premium Taxes, if any.

If you elect the Return of Premium Death Benefit Rider you may cancel this rider by contacting Vanguard Annuity and Insurance Services. Please note that if you cancel the rider, you will not be allowed to elect the additional death benefit rider in the future. Once the rider is cancelled, the Beneficiary will receive the Death Benefit upon the death of the annuitant. The Death Benefit is the then-current Accumulated Value of the Contract on the date the Company receives Due Proof of Death and all Company forms, fully completed.

Federal tax law generally requires that if a Contract Owner is a natural person and dies before the Income Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

A WORD ABOUT

Adjusted Partial Withdrawal

If you have elected the Death Benefit Rider, your Contract could be affected by what is referred to as the Adjusted Partial Withdrawal. When a Partial Withdrawal is taken from the Contract, your Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. It is equal to the Partial Withdrawal amount multiplied by an adjustment factor. The adjustment factor is equal to the amount of the Death Benefit prior to the Partial Withdrawal divided by the Accumulated Value prior to the Partial Withdrawal. Under certain circumstances, the Adjusted Partial Withdrawal amount deducted from the Death Benefit may be more than the dollar amount of the Partial Withdrawal. This will generally be the case if the Death Benefit amount exceeds the Accumulated Value at the time of the Partial Withdrawal. The Statement of Additional Information contains a more detailed description of the formula used to calculate an Adjusted Partial Withdrawal.

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Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. The Death Benefit will be calculated on the date the Company receives Due Proof of Death and all Company forms, fully completed from all beneficiaries. Each Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and the Company has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, the Company will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

DEFINITION

Due Proof of Death

When the term “Due Proof of Death” is used in this prospectus we mean any of the following:

•	A certified death certificate showing the manner of death

•	A certified decree of a court of competent jurisdiction as to the finding of death

•	A written statement by a medical doctor who attended the deceased

•	Any other proof satisfactory to the Company

A WORD ABOUT

Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant, subject to any limitations imposed by federal tax law.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Client Information Form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. In the event the Contract Owner and the Annuitant are different, the Contract Owner may also name an Owner’s Designated Beneficiary. The Owner’s Designated Beneficiary may assume ownership of the Contract upon the Contract Owner’s death subject to any restrictions required under federal tax law. See Death of Contract Owner During the Accumulation Phase, below. The Owner’s Designated Beneficiary may be added or changed only in writing.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or more Beneficiaries have already died, the Company will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, the Company will pay the proceeds to the Contract Owner.

•	If no Beneficiary is named, the Company will pay the proceeds to the estate.

•

If a Beneficiary dies at the same time as the Annuitant, the Company will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before the Company receives due proof of the Annuitant’s death, the Company will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, the Company will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

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Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, the Company must pay out the entire value of the Contract within five years of the date of death. Since the death of a Contract Owner does not trigger the payment of the Death Benefit, the value of the Contract in this instance will be the Accumulated Value only. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person or entity whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit under certain distribution options. In this regard, see Death of the Annuitant During the Accumulation Phase, page 29.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, the Company must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

The Company will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which the Company may delay the payment beyond seven days:

•	The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.

•	An emergency exists as defined by the SEC, or the SEC requires that trading be restricted.

•	The SEC permits a delay for your protection as a Contract Owner.

•	The payment is derived from premiums paid by check, in which case the Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.

•	Elections are not received from all Beneficiaries.

Other Information

Monumental Life Insurance Company (the “Company,” “We,” “Us,” “Our”)

Monumental Life Insurance Company is an Iowa stock life insurance company incorporated on March 5, 1858. It is engaged in the sale of life and health insurance and annuity policies. Monumental is a wholly-owned indirect subsidiary of Transamer-ica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Monumental is licensed in all states except New York, the District of Columbia, Guam and Puerto Rico.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Accumulated Value, but also on our ability to meet the guarantees under your Contract.

Assets in the Separate Account. You assume all of the investment risk for your Accumulated Value that is allocated to the Subaccounts of the Separate Account. Your Accumulated Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

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Assets in the General Account. Any guarantees under a Contract that exceed Accumulated value, such as those associated with any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Accumulated Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Contract Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division—as well as the financial statements of the separate account—are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website at vanguard.com.

Separate Account VA DD

Established by the Company on July 16, 1990, the Separate Account operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

The Company owns the assets of the Separate Account, and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The Company will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account the Company maintains.

The Separate Account has various Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund. Additional Subaccounts may be established at the Company’s discretion. The Separate Account meets the definition of a “separate account” under Rule 0-1(e)(1) of the 1940 Act.

Contract Owner (“You,” “Your”)

The Contract Owner is the person or persons designated as the Contract Owner in the Client Information Form to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

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Free Look Period

The Contract provides for a Free Look Period of at least 10 days after the Contract Owner receives the Contract (20 or more days in some instances as specified in your Contract) plus 5 days for mailing. The Contract Owner may cancel the Contract during the Free Look Period by returning it to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105. Upon cancellation, the Contract is treated as void from the Contract Date.

Withdrawals are not permitted during the Free Look Period.

Administrative Services

Vanguard, Vanguard Annuity and Insurance Services, 455 Devon Park Drive, Wayne, PA 19087-1815, serves as Third Party Administrator of the contracts under an Administrative Services agreement with the Company.

Distributor of the Contracts

We have entered into a distribution arrangement with Vanguard, through its wholly owned subsidiary, Vanguard Marketing Corporation, which is the principal distributor of the Contract. In addition we and/or our affiliates paid Vanguard $309,357 in 2010 to assist with marketing expenses. During the fiscal year ended December 31, 2010, the Balanced Portfolio, Capital Growth Portfolio, Diversified Value Portfolio, Equity Income Portfolio, Growth Portfolio, High Yield Bond Portfolio, International Portfolio, Mid-Cap Index Portfolio, REIT Index Portfolio, Short-Term Investment-Grade Portfolio, Small Company Growth Portfolio, Total Bond Market Index Portfolio incurred distribution and marketing expenses representing 0.02% of each Portfolio’s average net assets; the Equity Index Portfolio, Money Market Portfolio, incurred distribution and marketing expenses representing 0.03% of each Portfolio’s average net assets. No Portfolio shall incur annual marketing and distribution expenses in excess of 0.20 of 1% of its average month-end net assets. The Total Stock Market Index Portfolio pays no direct expenses; the Portfolio, as a shareholder of the underlying Vanguard funds, will indirectly bear the costs associated with operating those funds.

A complete description of the services provided by Vanguard Marketing Corporation is found in the “Management of the Fund” section in the fund’s Statement of Additional Information. The principal business address for Vanguard is 455 Devon Park Drive, Wayne, PA 19087-1815.

Voting Rights

The Fund does not hold regular meetings of shareholders. The trustees of the Fund may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, the Company will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. The Company will vote Fund shares as to which no timely instructions are received and those shares held by the Company as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Income Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Income Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Income Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Income Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of Contract owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large Accumulated Values.

Additions, Deletions, or Substitutions of Investments

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in the Company’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

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The Company may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. The Company will make any new Portfolios available to existing Contract Owners on a basis the Company will determine. The Company may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Company may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of the Company and the audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Contract Owners (as well as the Report of Independent Registered Public Accounting Firm on them) are contained in the Statement of Additional Information.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as Independent Registered Public Accounting Firm for the Company and the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of Vanguard Marketing Corporation to perform under its principal distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

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Table of Contents for the Vanguard Variable Annuity Statement of Additional Information

Contents
The Contract	Distribution of the Contract	Safekeeping of Account
Assets
Computation of Variable Annuity	Performance Information
Income Payments		Conflicts of Interest with
	Subaccount Inception Dates	Other Separate Accounts
Adjusted Partial Withdrawal
	Money Market Subaccount Yields	Taxes
Exchanges
	30-Day Yield for Non-Money	State Regulation of the
Joint Annuitant	Market Subaccounts	Company

General Matters	Standardized Average Annual	Records and Reports
Total Return
Non-Participating		Legal Matters
Additional Performance
Misstatement of Age or Sex	Measures	Independent Registered
Assignment		Public Accounting Firm
Non-Standardized Cumulative
Annuity Data	Total Return and Non-Standardized	Other Information
Average Annual Total Return
Annual Report		Financial Statements
Incontestability
Ownership

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Appendix A

CONDENSED FINANCIAL INFORMATION

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount are as follows:

For the period January 1, 2001 through December 31, 2010
	Money Market	Short- Term Investment- Grade	Total Bond Market Index	High Yield Bond	Balanced	Equity Income	Diversified Value
Accumulation unit value as of:
12/31/2001*	1.596	11.790	20.754	12.942	31.781	27.324	10.918
12/31/2002	1.618	12.488	22.400	13.098	29.537	23.481	9.333
12/31/2003	1.630	12.892	23.231	15.262	35.471	29.131	12.201
12/31/2004	1.646	13.119	24.135	16.513	39.356	32.911	14.653
12/31/2005	1.693	13.374	24.640	16.917	41.918	34.171	15.722
12/31/2006	1.773	13.989	25.642	18.261	48.045	41.119	18.633
12/31/2007	1.861	14.788	27.332	18.562	51.906	42.856	19.309
12/31/2008	1.907	14.235	28.676	14.445	40.070	29.519	12.293
12/31/2009	1.913	16.160	30.290	19.997	49.101	34.368	15.557
12/31/2010	1.912	16.953	32.164	22.352	54.350	39.309	16.959
Number of units outstanding as of:
12/31/2001*	565,875	11,127	23,531	11,874	18,322	11,746	13,973
12/31/2002	546,943	18,963	26,190	12,440	19,265	11,584	14,046
12/31/2003	418,859	22,495	20,899	14,778	20,537	11,735	16,476
12/31/2004	387,052	24,368	19,493	12,601	21,726	12,116	23,564
12/31/2005	416,197	24,449	21,045	11,547	23,523	12,394	29,369
12/31/2006	554,003	24,366	24,148	10,997	23,965	12,592	26,914
12/31/2007	683,712	26,268	30,255	10,584	24,553	11,959	26,678
12/31/2008	831,929	24,900	32,884	10,232	22,394	10,790	22,252
12/31/2009	498,421	42,643	38,239	12,524	21,802	9,719	19,097
12/31/2010	834,485	67,343	104,028	35,189	61,917	26,232	24,743
(Units are shown in thousands)

35

For the period January 1, 2001 through December 31, 2010
	Total Stock Mkt. Index	Equity Index	Mid- Cap Index	Growth	Capital Growth	Small Company Growth	International	REIT Index
Accumulation unit value as of:
12/31/2001*	—	35.987	14.510	22.246	—	23.013	15.272	13.691
12/31/2002	—	27.936	12.339	14.211	—	17.420	12.596	14.124
12/31/2003	12.559	35.781	16.492	17.870	12.739	24.501	16.939	19.078
12/31/2004	14.093	39.528	19.783	19.109	14.940	28.165	20.168	24.824
12/31/2005	14.911	41.299	22.480	21.241	16.039	29.838	22.386	27.679
12/31/2006	17.175	47.643	25.495	21.583	17.850	32.786	29.553	37.236
12/31/2007	18.008	50.057	26.980	23.717	20.018	33.920	34.596	30.962
12/31/2008	11.260	31.475	15.651	14.728	13.898	20.470	19.000	19.372
12/31/2009	14.399	39.681	21.905	19.831	18.610	28.447	27.049	24.944
12/31/2010	16.814	45.465	27.382	22.109	20.982	37.379	31.209	31.897
Number of units outstanding as of:
12/31/2001*	—	29,786	16,068	23,721	—	19,007	14,988	6,433
12/31/2002	—	28,067	17,688	19,903	—	18,622	14,564	10,127
12/31/2003	10,334	28,896	18,660	19,387	4,000	20,365	16,374	11,626
12/31/2004	16,523	27,571	19,779	17,187	9,427	19,702	20,581	12,601
12/31/2005	19,255	24,890	21,707	16,123	9,052	17,595	23,947	11,547
12/31/2006	21,518	22,231	20,394	14,113	11,243	16,407	27,348	11,653
12/31/2007	24,088	20,889	19,766	12,987	12,579	14,563	31,499	8,237
12/31/2008	26,354	19,810	17,685	11,818	13,538	38,239	26,146	8,724
12/31/2009	28,395	18,808	17,537	11,296	13,147	13,015	27,594	8,715
12/31/2010	21,072	34,121	32,564	17,236	15,635	27,778	44,513	28,662
(Units are shown in thousands)

*	Date of commencement of operations for the Total Bond Market Index and Equity Index Subaccounts was April 29, 1991, for the Money Market Subaccount was May 2, 1991, for the Balanced Subaccount was May 23, 1991, for the Equity Income and Growth Subaccounts was June 7, 1993, for the International Subaccount was June 3, 1994, for the High Yield Bond and Small Company Growth Subaccounts was June 3, 1996, for the Short-Term Investment-Grade, Diversified Value, Mid-Cap Index, and REIT Index Subaccounts was February 8, 1999, and for the Total Stock Market Index and Capital Growth Subaccounts was May 1, 2003.

36

P064 052011

SEPARATE ACCOUNT VA DD

STATEMENT OF ADDITIONAL INFORMATION

FOR THE

VANGUARD VARIABLE ANNUITY

OFFERED BY

MONUMENTAL LIFE INSURANCE COMPANY

(AN IOWA STOCK COMPANY)

ADMINISTRATIVE OFFICES

4333 EDGEWOOD ROAD NE

CEDAR RAPIDS, IOWA 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity (the “Contract”) offered by Monumental Life Insurance Company (the “Company”). You may obtain a copy of the Prospectus dated May 1, 2011 by calling 800-522-5555, or writing to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

May 1, 2011

THE CONTRACT

In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

Computation of Variable Annuity Income Payments

Variable Annuity Income Payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corresponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount ten Business Days prior to the Income Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times (c), where:

(a)	the Annuity Unit value for the immediately preceding Business Day;

(b)	the Net Investment Factor for the day;

(c)	the investment result adjustment factor (0.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)	any increase or decrease in the value of the Subaccount due to investment results;

(b)	a daily charge for the mortality and expense risks assumed by the Company corresponding to an annual rate of 0.20%;

(c)	a daily charge for the cost of administering the Contract corresponding to an annual charge of 0.10%; and

(d)	a charge of $25 for maintenance of Contracts valued at less than $25,000 at time of initial purchase and in each subsequent year if the Accumulated Value remains below $25,000.

The Annuity Tables contained in the NA100A Contract are based on the 1983 Table “A” Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above, for all annuitants of either gender.

The Annuity Tables contained in the VVAP U 1001 Contract are based on a 4% effective annual Assumed Investment Return and the “Annuity 2000” (male, female, and unisex if required by law) mortality table projected for improvement using projection scale G (50% of G for females, 100% of G for males) with an assumed commencement date of 2005. Age adjustments apply for annuitizations after 2010. Unisex factors assume a 70% female, 30% male mix.

Adjusted Partial Withdrawal

The Adjusted Partial Withdrawal is the total amount the Death Benefit is adjusted as a result of any Partial Withdrawals taken from the Contract. It adjusts the Death Benefit in proportion to its relationship to the Accumulated Value of the Contract and the amount of the Partial Withdrawal. The Death Benefit is calculated by subtracting the Adjusted Partial Withdrawal amount from the Death Benefit amount prior to the Partial Withdrawal. The formula is as follows:

(a)  divided by (b) = (c); (c) multiplied by (d) = Adjusted Partial Withdrawal amount

Where:

(a)	= Death Benefit prior to the Partial Withdrawal;

(b)	= Accumulated Value of the Contract prior to the Partial Withdrawal;

(c)	= Adjustment factor;

(d)	= Amount of Partial Withdrawal

Without application of the Adjusted Partial Withdrawal amount, the Company has the risk in a down market that a Contract Owner may withdraw most of his or her Accumulated Value and leave a sizable guaranteed minimum Death Benefit under the Return of Premium Death Benefit or Annual Step-up Death Benefit Riders. For example, suppose $100,000 is invested in the Contract with a Return of Premium Death Benefit elected and the market subsequently drops to $50,000. Without the Adjusted Partial Withdrawal, the Contract Owner could withdraw $49,000 and purchase a different annuity contract, leaving only $1,000 invested in the Contract with a $51,000 Death Benefit. The Company would retain a future Death Benefit liability with almost no money invested in the Contract to permit the Company to recover that future expense. The Adjusted Partial Withdrawal allows the Company to eliminate the risk described. In the foregoing example, the Contract Owner would only have a $2,000 Death Benefit after the withdrawal.

Conversely, in an up market, the Adjusted Partial Withdrawal will lower the guaranteed Death Benefit by an amount less than amount actually withdrawn. The Company would retain a future Death Benefit liability with no additional risk. Using the example above, assume the market subsequently rose to $150,000. Without the Adjusted Partial Withdrawal, the Contract Owner withdraws $50,000 and would have a guaranteed minimum Death Benefit remaining of $50,000. However, using the Adjusted Partial Withdrawal, the remaining guaranteed minimum Death Benefit would be $66,666.67.

Exchanges

After the Income Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by making written request or by calling Vanguard Annuity and Insurance Services, exchange the current value of the existing Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Payment on the date of exchange. The Contract Owner is limited to two substantive exchanges (at least 30 days apart) from a Portfolio (except the Money Market Portfolio) in any Contract Year, and the value of the Annuity Units exchanged must provide a monthly Annuity Payment of at least $100 at the time of the exchange. “Substantive” means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect management of the Fund.

Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Company. On the exchange date, the Company will establish a value for the current Subaccount by multiplying the Annuity Unit value by the number of Annuity Units in the existing Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previously calculated for the existing Subaccount.

Joint Annuitant

The Contract Owner may, in the Client Information Form or by written request at least 30 days prior to the Income Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company’s underwriting requirements. An Annuitant or Joint Annuitant may not be replaced.

The Income Date shall be determined based on the date of birth of the Annuitant. If the Annuitant or Joint Annuitant dies prior to the Income Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be designated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

GENERAL MATTERS

Non-Participating

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

Misstatement of Age or Sex

Depending on the state of issue of a Contract, the Company may require proof of age and/or sex before making Annuity Payments. If the Annuitant’s stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

Assignment

Any Nonqualified Contract may be assigned by the Contract Owner prior to the Income Date and during the Annuitant’s lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of written notice.

Annuity Data

The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

Annual Report

Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Premium Payments, charges, exchanges or withdrawals during the year. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

Incontestability

This Contract is incontestable from the Contract Date, subject to the “Misstatement of Age or Sex” or “Misstatement of Age” provision.

Ownership

The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the Client Information Form. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant’s lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Owner(s), Ownership is retained by the surviving Joint Owner or passes to the Owner’s Designated Beneficiary, if one has been designated by the Owner. If no Owner’s Designated Beneficiary is designated or if no Owner’s Designated Beneficiary is living, the Owner’s Designated Beneficiary is the Owner’s estate. From time to time the Company may require proof that the Owner is still living.

DISTRIBUTION OF THE CONTRACT

We have entered into a distribution arrangement with The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corporation, the principal distributor of the Contract. During the fiscal year ended December 31, 2010, the Balanced Portfolio, Capital Growth Portfolio, Diversified Value Portfolio, Equity Income Portfolio, Growth Portfolio, High Yield Bond Portfolio, International Portfolio, Mid-Cap Index Portfolio, REIT Index Portfolio, Short-Term Investment-Grade Portfolio, Small Company Growth Portfolio, Total Bond Market Index Portfolio incurred distribution and marketing expenses representing 0.02% of each Portfolio’s average net assets; the Equity Index Portfolio, Money Market Portfolio, incurred distribution and marketing expenses representing 0.03% of each Portfolio’s average net assets. No Portfolio shall incur annual marketing and distribution expenses in excess of 0.20 of 1% of its average month-end net assets. The Total Stock Market Index Portfolio pays no direct expenses; the Portfolio, as a shareholder of the underlying Vanguard funds, will indirectly bear the costs associated with operating those funds.

A complete description of the services provided by Vanguard Marketing Corporation is found in the “Management of the Fund” section in the Fund’s Statement of Additional Information. The principal business address for Vanguard is 455 Devon Park Drive, Wayne, PA 19087-1815.

PERFORMANCE INFORMATION

Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Subaccount Inception Dates

Where applicable, the following Subaccount inception dates are used in the calculation of performance figures: April 29, 1991 for the Equity Index Subaccount and the Total Bond Market Index Subaccount; May 2, 1991 for the Money Market Subaccount; May 23, 1991 for the Balanced Subaccount; June 7, 1993 for the Equity Income Subaccount and the Growth Subaccount; June 3, 1994 for the International Subaccount; June 3, 1996 for the High Yield Bond Subaccount and the Small Company Growth Subaccount; February 8, 1999 for the Diversified Value Subaccount and the Short-Term Investment-Grade Subaccount; February 9, 1999 for the Mid-Cap Index Subaccount and the REIT Index Subaccount; and May 1, 2003 for the Total Stock Market Index Subaccount and the Capital Growth Subaccount.

The underlying series of Vanguard Variable Insurance Fund in which the Mid-Cap Index Subaccount and the REIT Index Subaccount commenced investment operations on February 8, 1999 (and sold shares to these subaccounts on that day), but they held all of their assets in money market instruments until February 9, 1999, when performance measurement begins.

Money Market Subaccount Yields

Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base-period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return +1)365/7] -1

The yield of the Money Market Subaccount for the 7-day period ended December 31, 2010, was -0.06%.

30-Day Yield for Non-Money Market Subaccounts

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD	=	2[(a - b + 1)[6] -1]
c x d

Where:

[a]	equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount

[b]	equals the expenses accrued for the period (net of reimbursements)

[c]	equals the average daily number of Units outstanding during the period

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

The yield of each Subaccount for the 30-day period ended December 31, 2010, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized.

Short-Term Investment-Grade Subaccount	1.67%
Total Bond Market Index Subaccount	2.36%
High Yield Bond Subaccount	6.45%
Balanced Subaccount	1.78%
Equity Income Subaccount	2.06%
Diversified Value Subaccount	1.55%
Total Stock Market Index Subaccount	1.90%
Mid-Cap Index Subaccount	0.58%
Equity Index Subaccount	1.26%
Growth Subaccount	0.00%
Capital Growth Subaccount	0.36%
Small Company Growth Subaccount	0.00%
International Subaccount	—
REIT Index Subaccount	— *

*	This dividend yield includes some payments that represent a return of capital by underlying REITs. The amount of the return of capital is determined by each REIT only after its fiscal year-end.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, the Company will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads or sales charges, the Annual Contract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. In calculating performance information, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted annually.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date, six months to date, month-to-date, and quarter-to-date, calculated pursuant to the formula:

P(1 + T)n = ERV

Where:

(1)	[P] equals a hypothetical Initial Premium Payment of $1,000

(2)	[T] equals an average annual total return

(3)	[n] equals the number of years

(4)	[ERV] equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof)

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

The Company may show a Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year and periods less than one year, the Non- Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company’s general account assets. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts.

CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company or other insurance companies. Although the Company believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter.

TAXES

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, the Separate Account will not be taxed separately as a “regulated investment company” under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account’s investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, the Company will incur state or local taxes in several states. If there is a change in state or local tax laws, the Company may make charges for such taxes. At present time, the Company does not charge the Contract Owner for these other taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

The Company will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes the Company incurs. This might become necessary if the Company ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company’s tax status. If the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

STATE REGULATION OF THE COMPANY

The Company is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa Insurance Division. An annual statement in a prescribed form is filed with Iowa Insurance Division on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding calendar year. Periodically, the Iowa Insurance Division examines the financial condition of the Company, including the liabilities and reserves of the Separate Account.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by the Company or by its administrator, The Vanguard Group, Inc. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2010 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Monumental Life Insurance Company at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Contract Owners as of December 31, 2010, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of Monumental Life Insurance Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, including the Report of Independent Registered Public Accounting Firm thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Contract Owners and should be considered only as bearing on the ability of the Monumental Life Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Monumental Life Insurance Company

Years Ended December 31, 2010, 2009 and 2008

Monumental Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2010, 2009 and 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors

Monumental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Monumental Life Insurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Monumental Life Insurance Company at December 31, 2010 and 2009, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2010.

1	A member firm of Ernst & Young Global Limited

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Monumental Life Insurance Company at December 31, 2009 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2010, 2009, and 2008 in response to new accounting standards, the Company changed its method of accounting for collateral received related to certain financial transactions, deferred income taxes, and investments in loan-backed and structured securities. Also as discussed in Note 8 to the financial statements, at December 31, 2009, Monumental Life Insurance Company adopted Actuarial Guideline XLIII, which specifies statutory reserve requirements for variable annuity contracts with guarantees. Also, as discussed in Note 3 to the financial statements, Monumental Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy related to its calculation of reserves related to synthetic guaranteed investment contracts at December 31, 2008. During 2009 the Company reverted to its previous accounting policy.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 11, 2011

Monumental Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2010	2009
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments Bonds:	$1,408,410	$3,676,477
Affiliated entities	64,902	64,902
Unaffiliated	14,659,266	15,421,116
Preferred stocks	284	284
Common stocks:
Affiliated entities (Cost: 2010- $29,303; 2009- $30,732)	21,824	18,440
Unaffiliated (Cost: 2010- $35,765; 2009- $42,631)	47,991	45,567
Mortgage loans on real estate	2,321,498	2,634,705
Real estate, at cost less allowance for depreciation (2010 - $14; 2009- $14)
Properties held for sale	6,313	6,441
Investment properties	394	479
Policy loans	489,785	500,029
Receivables for securities	7,623	—
Collateral balance	18,645	32,267
Derivatives	18,220	31,182
Securities lending reinvested collateral assets	427,266	—
Other invested assets	933,965	694,042

Total cash and invested assets	20,426,386	23,125,931

Premiums deferred and uncollected	217,985	214,457
Accrued investment income	183,320	217,818
Federal and foreign income tax recoverable	12,409	—
Net deferred income tax asset	201,580	183,394
Receivable from parent, subsidiaries and affiliates	97,879	84,016
Cash surrender value of life insurance policies	72,396	69,928
Contribution receivable from parent	—	275,000
Reinsurance receivable	69,268	105,992
Goodwill	9,977	10,995
Other assets	47,836	44,024
Separate account assets	11,512,136	10,396,423

Total admitted assets	$32,851,172	$34,727,978

Monumental Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2010	2009
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$6,084,267	$5,976,305
Annuity	4,020,138	4,244,699
Accident and health	504,717	474,087
Policy and contract claim reserves:
Life	50,576	53,744
Accident and health	119,511	147,688
Liability for deposit-type contracts	964,280	1,170,859
Other policyholders’ funds	7,011	7,660
Remittances and items not allocated	2,195	2,567
Reinsurance in unauthorized companies	2,434	4,856
Municipal reverse repurchase agreements	8,153	110,181
Asset valuation reserve	151,677	72,351
Interest maintenance reserve	207,077	58,903
Funds held under reinsurance agreements	7,158,655	10,077,360
Payable for securities	4	49,767
Payable to parent, subsidiaries and affiliates	104,641	143,697
Transfers from separate accounts due or accrued	(1,341)	(2,630)
Deferred derivative gain	8,267	10,102
Derivatives	73,336	104,919
Payable for securities lending	427,266	—
Payable for derivative cash collateral	125,696	—
Other liabilities	146,054	187,854
Separate account liabilities	11,512,136	10,396,423

Total liabilities	31,676,750	33,291,392

Capital and surplus:
Common stock:
Class A common stock, $750 par value, 10,000 shares authorized, 9,818.93 issued and outstanding	7,364	7,364
Class B common stock, $750 par value, 10,000 shares authorized, 3,697.27 issued and outstanding	2,773	2,773
Aggregate write-in for other than special surplus funds	97,381	83,298
Surplus notes	160,000	160,000
Paid-in surplus	620,616	620,577
Unassigned surplus	286,288	562,574

Total capital and surplus	1,174,422	1,436,586

Total liabilities and capital and surplus	$32,851,172	$34,727,978

See accompanying notes.

Monumental Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$257,743	$732,283	$682,044
Annuity	483,749	517,429	883,858
Accident and health	616,036	609,211	664,089
Net investment income	910,200	1,093,285	1,322,769
Amortization of interest maintenance reserve	(4,333)	(14,274)	(1,676)
Commissions and expense allowances on reinsurance ceded	(22,958)	469,368	48,418
Income from fees associated with investment management, administration and contract guarantees for separate accounts	32,602	29,143	34,197
Reserve adjustments on reinsurance ceded	(116,597)	3,928,644	—
Recapture premium on coinsurance funds withheld with nonaffiliate	—	4,584,735	—
Consideration on reinsurance transaction	842	3,474,573	447,383
Other income	6,224	23,723	8,710

	2,163,508	15,448,120	4,089,792
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	460,465	686,700	774,628
Annuity benefits	289,160	304,697	302,023
Surrender benefits	787,525	982,410	1,316,843
Other benefits	73,796	99,484	135,550
Increase (decrease) in aggregate reserves for policies and contracts:
Life	81,567	3,772,223	(4,654,840)
Annuity	(224,557)	(207,245)	(479,209)
Accident and health	30,630	15,766	7,008

	1,498,586	5,654,035	(2,597,997)
Insurance expenses:
Commissions	284,267	286,847	297,158
General insurance expenses	234,083	251,446	257,858
Taxes, licenses and fees	42,118	31,948	43,813
Net transfers (from) to separate accounts	(191,606)	(284,329)	140,099
Consideration on reinsurance recapture ceded to affiliate	—	—	473,624
Change in provision for liquidity guarantees	(9,062)	(38,058)	39,812
Reinsurance reserve adjustment	(66)	(11)	(6)
Funds withheld ceded investment income	235,553	139,373	267,697
Initial premium on coinsurance funds withheld	—	—	4,584,735
Initial premium on coinsurance funds withheld ceded to affiliate	—	3,491,332	—
Initial premium on modco funds withheld ceded to affiliate	—	4,873,067	—
Experience refunds	(78)	(44)	(650)
Other expenses	6,018	20,470	5,439

	601,227	8,772,041	6,109,579

Total benefits and expenses	2,099,813	14,426,076	3,511,582
Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	$63,695	$1,022,044	$578,210

See accompanying notes.

Monumental Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Dividends to policyholders	$1,388	$1,444	$1,484

Gain from operations before federal income tax expense and net realized capital losses on investments	62,307	1,020,600	576,726
Federal income tax expense	39,987	584,764	47,934

Gain from operations before net realized capital losses on investments	22,320	435,836	528,792
Net realized capital losses on investments (net of related federal income taxes and amounts tranferred to/from interest maintenance reserve)	(22,857)	(244,158)	(185,128)

Net income (loss)	$(537)	$191,678	$343,664

See accompanying notes.

Monumental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Write-Ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2008	$7,364	$2,773	$—	$160,000	$762,414	$(200,772)	731,779
Net income	—	—	—	—	—	343,664	343,664
Capital contribution	—	—	—	—	200,000	—	200,000
Return of paid in surplus	—	—	—	—	(124,000)	—	(124,000)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	(27,517)	(27,517)
Change in nonadmitted assets	—	—	—	—	—	123,921	123,921
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	1,047	1,047
Change in net deferred income tax asset	—	—	—	—	—	(267,571)	(267,571)
Change in reserve on account of change in valuation basis	—	—	—	—	—	42,720	42,720
Change in asset valuation reserve	—	—	—	—	—	201,284	201,284
Change in deferred premiums associated with reserve valuation change	—	—	—	—	—	937	937
Correction of interest on taxes	—	—	—	—	—	2,000	2,000
Change in surplus as a result of reinsurance	—	—	—	—	—	14,330	14,330
Return of capital related to stock appreciation rights plans of indirect parent	—	—	—	—	(6,441)	—	(6,441)

Balance at December 31, 2008	7,364	2,773	—	160,000	831,973	234,043	1,236,153
Net income	—	—	—	—	—	191,678	191,678
Capital contribution	—	—	—	—	275,000	—	275,000
Return of paid in surplus	—	—	—	—	(486,300)	—	(486,300)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	(99,403)	(99,403)
Change in non admitted assets	—	—	—	—	—	(203,169)	(203,169)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	605	605
Change in net deferred income tax asset	—	—	—	—	—	122,767	122,767
Change in asset valuation reserve	—	—	—	—	—	159,091	159,091
Correction of reserves	—	—	—	—	—	(3,809)	(3,809)
Change in surplus as a result of reinsurance	—	—	—	—	—	568,451	568,451
Cumulative effect of changes in accounting principles	—	—	—	—	—	(13,980)	(13,980)
Increase in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	83,298	—	—	—	83,298
Dividends to stockholders	—	—	—	—	—	(393,700)	(393,700)
Return of capital related to stock appreciation rights plans of indirect parent	—	—	—	—	(96)	—	(96)

Balance at December 31, 2009	$7,364	$2,773	$83,298	$160,000	$620,577	$562,574	$1,436,586

Monumental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Aggregate Write-Ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2009	$7,364	$2,773	$83,298	$160,000	$620,577	$562,574	$1,436,586
Net loss	—	—	—	—	—	(537)	(537)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	32,495	32,495
Change in nonadmitted assets	—	—	—	—	—	115,814	115,814
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	2,422	2,422
Change in net deferred income tax asset	—	—	—	—	—	(75,783)	(75,783)
Change in asset valuation reserve	—	—	—	—	—	(79,326)	(79,326)
Dissolution of JMH into the Company	—	—	—	—	—	12	12
Change in surplus as a result of reinsurance	—	—	—	—	—	228,684	228,684
Cumulative effect of changes in accounting principles	—	—	—	—	—	1,141	1,141
Increase in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	14,083	—	—	—	14,083
Dividends to stockholders	—	—	—	—	—	(500,000)	(500,000)
Change in reserve on account of change in valuation basis	—	—	—	—	—	(26,391)	(26,391)
Correction of IMR	—	—	—	—	—	16,504	16,504
Correction of ceding commission	—	—	—	—	—	8,679	8,679
Long-term incentive compensation	—	—	—	—	39	—	39

Balance at December 31, 2010	$7,364	$2,773	$97,381	$160,000	$620,616	$286,288	$1,174,422

Monumental Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Operating activities
Premiums collected, net of reinsurance	$1,359,062	$1,760,677	$2,355,381
Net investment income	950,919	1,199,034	1,443,379
Reserve adjustments on reinsurance ceded	(116,597)	3,928,644	(3)
Consideration on reinsurance transaction	842	3,474,573	447,383
Miscellaneous income	200,501	212,642	175,779
Benefit and loss related payments	(1,619,795)	(2,144,107)	(2,518,762)
Net transfers from (to) separate, segregated accounts and protected cell amounts	192,894	309,796	(164,359)
Commissions, expenses paid and aggregate write-ins for deductions	(693,898)	(4,519,174)	(5,954,117)
Dividends paid to policyholders	(1,416)	(1,499)	(1,478)
Federal income taxes paid	(84,943)	(263,013)	(189,278)

Net cash provided by (used in) operating activities	187,569	3,957,573	(4,406,075)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	6,605,982	5,837,273	5,043,948
Stocks	21,909	2,137	128,888
Mortgage loans	311,923	507,563	246,663
Real estate	2,351	7,502	4,773
Other invested assets	93,399	146,968	485,315
Miscellaneous proceeds	10,296	252,153	23,774

Total investment proceeds	7,045,860	6,753,596	5,933,361

Costs of investments acquired:
Bonds	(5,522,091)	(2,676,700)	(3,901,374)
Stocks	(10,608)	(19,098)	(122,069)
Mortgage loans	(1,453)	(73,441)	(142,523)
Real estate	(3,663)	(6,197)	(3,027)
Other invested assets	(808,477)	(111,457)	(563,022)
Miscellaneous applications	(119,620)	(55,460)	(319,099)

Total cost of investments acquired	(6,465,912)	(2,942,353)	(5,051,114)
Net decrease (increase) in policy loans	10,243	(5,629)	(6,634)

Net cost of investments acquired	(6,455,669)	(2,947,982)	(5,057,748)

Net cash provided by investing activities	590,191	3,805,614	875,613

Monumental Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Financing and miscellaneous activities
Capital and paid in surplus contribution	$—	$275,000	$200,000
Return of paid in surplus	—	(486,300)	(124,000)
Net deposits on deposit-type contracts and other insurance liabilities	(3,668,778)	(6,130,829)	(1,562,111)
Net change in reinsurance on deposit-type contracts and other insurance liabilities	3,261,088	4,497,373	1,297,953
Dividends to stockholders	(500,000)	(393,700)	—
Funds held under reinsurance treaties with unauthorized reinsurers	(2,918,482)	(4,906,884)	5,128,017
Receivable from parent, subsidiaries and affiliates	(13,863)	(20,133)	1,716
Payable to parent, subsidiaries and affiliates	(39,056)	114,282	(147,250)
Payable for securities lending	427,266	—	—
Other cash provided	405,998	911,151	640,759

Net cash (used in) provided by financing and miscellaneous activities	(3,045,827)	(6,140,040)	5,435,084

Net (decrease) increase in cash, cash equivalents and short-term investments	(2,268,067)	1,623,147	1,904,622

Cash, cash equivalents and short-term investments:
Beginning of year	3,676,477	2,053,330	148,708

End of year	$1,408,410	$3,676,477	$2,053,330

See accompanying notes.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Monumental Life Insurance Company (the Company) is a stock life insurance company owned by Capital General Development Corporation (CGDC) (99.8%) and Commonwealth General Corporation (CGC) (0.2%). Both CGDC and CGC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells a full line of insurance products, including individual, credit and group coverages under life, annuity and accident and health policies as well as investment products, including guaranteed interest contracts and funding agreements. The Company is licensed in 49 states, the District of Columbia, Guam and Puerto Rico. Sales of the Company’s products are primarily through agents, brokers, financial institutions and direct response methods.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds, including affiliated bonds, and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria for an effective hedge are accounted for at fair value and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with the changes in the fair value reported in income.

1. Organization and Summary of Significant Accounting Policies (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

1. Organization and Summary of Significant Accounting Policies (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Securities Lending Assets and Liabilities: Beginning December 31, 2010, for securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Prior to 2010, cash collateral received from securities lending was not recorded on the Company’s balance sheet because the cash collateral was restricted. Under GAAP the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note. Under SSAP No. 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

1. Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less.

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Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are reported based on underlying audited GAAP equity. The net change in the

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Notes to Financial Statements – Statutory Basis (continued)

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subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s investment in reverse mortgages is recorded net of an appropriate actuarial reserve. The actuarial reserve is calculated using the projected cash flows from the reverse mortgage product. Assumptions used in the actuarial model include an estimate of current home values, projected cash flows from the realization of the appreciated value of the property from its eventual sale (subject to certain limitations in the contract), mortality and termination rates based

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Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

on group annuity mortality tables adjusted for the Company’s experience and a constant interest rate environment. The carrying amount of the investment in reverse mortgages of $48,957 and $55,636 at December 31, 2010 and 2009, respectively, is net of the reserve of $34,270 and $36,234, respectively. Interest income of $4,483 and $5,128 was recognized for the years ended December 31, 2010 and 2009 respectively. The Company’s commitment includes making advances to the borrower until termination of the contract. The contract is terminated at the time the borrower moves, sells the property, dies, repays the loan balance or violates the provisions of the loan contract.

Investments in Low Income Housing Tax Credits (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Other “admitted assets” are valued principally at cost, as required by the Iowa Insurance Laws.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2010 and 2009, the Company excluded investment income due and accrued for bonds in default of $179 and $273, respectively, with respect to such practices.

1. Organization and Summary of Significant Accounting Policies (continued)

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral is invested as needed or used for general corporate purposes of the Company.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-

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Notes to Financial Statements – Statutory Basis (continued)

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temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

1. Organization and Summary of Significant Accounting Policies (continued)

The Company may hold foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the

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swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company issues products providing the customer a return based on various global equity market indices. The Company uses global future contracts and/or options to hedge the liability option risk associated with these products. Futures are marked to fair value on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

1. Organization and Summary of Significant Accounting Policies (continued)

A replication transaction is a derivative transaction entered into conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset in a lower rated investment grade asset. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt

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obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company replicates hybrid fixed to floating treasuries by combining a US Treasury cash component with a forward starting swap which, in effect converts a fixed US Treasury into hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company invests in domestic corporate debt securities denominated in US dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk on domestic corporate or emerging market debt through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short-dated transactions. Should a credit event occur, the Company may deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expenses. If the Company is unable to demonstrate hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The Company received variable contract premiums of $358,366, $331,601 and $721,269 in 2010, 2009 and 2008, respectively. In addition, the Company received $32,602, $29,143 and $34,197,

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Notes to Financial Statements – Statutory Basis (continued)

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in 2010, 2009 and 2008, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Separate account assets and liabilities reported in the accompanying financial statements consist of three types: guaranteed indexed, non-indexed guaranteed and nonguaranteed. Guaranteed indexed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed returns based on published indices. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed indexed and non-indexed guaranteed separate account assets and liabilities are carried at fair value.

The nonguaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

1. Organization and Summary of Significant Accounting Policies (continued)

For direct business issued after October 1964, the Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death. For policies assumed during 1992 from former affiliates, Monumental General Insurance Company and Monumental Life Insurance Group, Inc., and for all business from company mergers occurring in 1998, the Company waives deduction of deferred fractional premium upon death of the insured and returns any portion of the final premium paid beyond the month of death. For fixed premium life insurance business resulting from company mergers occurring in 2004 and 2007, the Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums unearned after the date of death. Where appropriate, the Company holds a nondeduction and/or refund reserve. The reserve for these benefits is computed using aggregate methods. The reserves are equal to the greater of the cash surrender value and the legally computed reserve.

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Notes to Financial Statements – Statutory Basis (continued)

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The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables, the 1912, 1941 and 1961 Standard Industrial Mortality Tables, the 1960 Commissioners’ Standard Group Mortality Table, and the American Men, Actuaries and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 6.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.5 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

During 2010, the Company implemented a new actuarial valuation system, ARCVAL. The system allows the Company to calculate more refined reserve amounts for base and disability riders on UL policies. Under the prior valuation system, the method of disability waiver reserving assumed a level amount waived for the period of disability. The new valuation system allows the Company to reflect certain nuances in the riders such as waiver of increasing cost of insurance changes (COI’s), expenses, etc. As a result of implementing the new system, the Company recorded an increase in life reserves of $24,760 related to these riders. Additionally, for UL base

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Notes to Financial Statements – Statutory Basis (continued)

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policies the new valuation system allows better reflection of corridor amounts. The implementation of the better corridor amounts amounted to an increase in life reserves of $1,631. The total impact of the new valuation system was $26,391 which had a corresponding adjustment to unassigned surplus.

During 2008, the Company moved from the 2001 CSO mortality table to a modified 2001 CSO mortality table with entries at least as great as those of the 1980 CSO mortality table for preneed and other “limited underwriting” products. This change in the mortality table resulted in an increase in life reserves of $2,265. Related to this change was a corresponding increase in the deferred premium asset of $937. These amounts had a corresponding adjustment to unassigned surplus.

Also during 2008, the Company updated assumptions and made enhancements to valuation methodology related to its accident and health reserves. These changes resulted in a decrease in accident and health reserves of $44,985. This amount was credited directly to unassigned surplus.

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reflected as premiums, benefits or changes in reserves in the statement of operations.

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The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Reverse Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

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Notes to Financial Statements – Statutory Basis (continued)

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Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. No stock options were issued during 2010 or 2009.

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense or benefit related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. No benefit or expense relating to these plans was recorded by the Company for the year ended December 31, 2010. The Company recorded a benefit of $96 and $6,475, for the years ended December 31, 2009 and 2008, respectively. In addition, the Company did not record an adjustment to paid-in surplus for the income tax effect related to these plans for the years ended December 31, 2010 or 2009. The Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $34 for the year ended December 31, 2008.

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an accrued expense in the amount of $40 for the year ended December 31, 2010.

Recent Accounting Pronouncements

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Notes to Financial Statements – Statutory Basis (continued)

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Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. As a result, for securities lending programs, collateral received by the Company’s agent that can be sold or re-pledged is reported on the balance sheet. Collateral received and reinvestment of that collateral by the Company are reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets). A separate liability is established to record the obligation to return the cash collateral (payable for securities lending). This change in accounting principle increased assets and liabilities by $427,266 with no impact to surplus.

1. Organization and Summary of Significant Accounting Policies (continued)

In addition, the amendments to SSAP No. 91R resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds). A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral). These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted in an increase to assets of $63,047, an increase to liabilities of $62,065 and a net increase to surplus of $982. The net increase to surplus is comprised of $1,141 of accumulated earnings offset by unrealized losses associated with securities that were reported at lower of cost or market at the time of adoption of $159.

Effective December 31, 2010, the Company adopted SSAP No. 100, Fair Value Measurements, including recent modifications and clarifications made to the standard. This statement defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value, and it applies under other statutory accounting pronouncements that require or permit fair value measurements. The adoption of this new accounting principle had no impact to the Company’s results of operations or financial position. See Note 4 for further details.

During 2010, revisions were adopted to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR. The revisions clarify that an AVR / IMR bifurcation analysis should be performed when SSAP No.

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43R securities are sold (not just as a result of impairment). These changes have an effective date of January 1, 2011 and are to be applied on a prospective basis.

Also, during 2010, revisions were made to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The revised definitions will most likely result in more securities being accounted for under SSAP No. 43R. Companies are to prospectively apply the clarified guidance effective January 1, 2011. The Company is in the process of determining the impact of these changes.

1. Organization and Summary of Significant Accounting Policies (continued)

Effective September 30, 2009, the Company adopted SSAP No. 43R. This statement establishes statutory accounting principles for investments in loan-backed and structured securities. The SSAP supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI). If the Company intends to sell a security or lacks the intent to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value. If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP. Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows. The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009. This change in accounting principle reduced surplus by a net amount of $21,507 ($13,980 net of tax), which includes impairments of $35,808 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $14,301, which have been removed from the component of change in net unrealized gains/losses.

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Notes to Financial Statements – Statutory Basis (continued)

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1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement temporarily replaces SSAP No. 10, Income Taxes. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character. If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs. When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against gross DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs. Prior to the adoption of SSAP No. 10R, the Company computed deferred income taxes in accordance with SSAP No. 10. The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R. The effect of the election of this statement is the difference between the

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Notes to Financial Statements – Statutory Basis (continued)

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calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009. As a result of this election, surplus increased by a cumulative effect of $97,381 and $83,298 at December 31, 2010 and 2009 respectively, which has been reflected as an aggregate write-in for other than special surplus funds on the financial statements.

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 16 for further discussion of the Company’s consideration of subsequent events.

1. Organization and Summary of Significant Accounting Policies (continued)

In September 2008, the NAIC issued SSAP No. 99. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s previously impaired investments were reported in accordance with SSAP No. 26, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financial statements at adoption.

Reclassifications

Certain reclassifications have been made to the 2009 and 2008 financial statements to conform to the 2010 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting prescribed by the Insurance Division, Department of Commerce, of the State of Iowa. The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under Iowa Insurance Law.

The NAIC SAP has been adopted as a component of prescribed or permitted practices by the State of Iowa. During 2007, the State of Iowa adopted a prescribed accounting practice that

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

differs from that found in the NAIC SAP related to reserve credits and secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

2. Prescribed and Permitted Statutory Accounting Practices (continued)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the State of Iowa is shown below:

	2010	2009	2008
Net income, State of Iowa basis	$(537)	$191,678	$343,664
State permitted practice for secondary guarantee reinsurance	—	—	—

Net income (loss), NAIC SAP	$(537)	$191,678	$343,664

Statutory surplus, State of Iowa basis	$1,174,422	$1,436,586	$1,236,153
State permitted practice for secondary guarantee reinsurance	(31,755)	(29,933)	(28,200)

Statutory surplus, NAIC SAP	$1,142,667	$1,406,653	$1,207,953

3. Accounting Changes and Correction of Errors

During 2010, the Company corrected the ceding commission exchanged with an affiliated reinsurer to be consistent with the agreement that exists between the entities. Had this error been corrected through December 31, 2009, the Company would have realized additional income in the amount of $8,679. This correction has been presented as an increase to unassigned surplus.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

During 2010, the Company corrected an error related to the IMR liability associated with the fixed annuity block of business that was ceded to Transamerica Life International (Bermuda) Ltd. (TLIB), an affiliate. In conjunction with the reinsurance agreement enacted in 2009, the Company should have released the IMR liability. To correct the error, the Company reduced the IMR liability and increased unassigned surplus by $16,504, which represents the amount of the IMR liability that should have been released in 2009 as part of the reinsurance transaction.

Certain employees of an insurance company that was acquired in 1997, and later merged into the Company, received a benefit of free life insurance at their retirement provided they retire with the Company. The reserves associated with this policy were never established. Reserves of $3,809 were established December 31, 2009, resulting in an increase in aggregate reserves for life contracts and a corresponding decrease in unassigned surplus.

3. Accounting Changes and Correction of Errors (continued)

During 2008, the Company obtained approval from the Iowa Insurance Department to calculate the reserves related to synthetic guaranteed investment contracts (synthetic GICs) utilizing a discount rate corresponding to the corporate bond AA credit curve, versus 105% of the Treasury spot-rate curve, which was utilized in previous years. Due to the reserves calculated under such methodology being lower than the minimum reserves calculated per the methodology promulgated by both Nebraska and California Insurance Departments, which require the use of 150% of net fee income, the amount calculated using the Nebraska and California reserve methodology was recorded by the Company at December 31, 2008. The difference in the reserves held under the reserve methodology utilized at December 31, 2008 versus previous years’ methodology is a decrease in reserves of approximately $959,823. During 2009, although the approval of the Iowa Insurance Department is still effective, the Company resumed the higher reserve standard of utilizing the discount rate of 105% of the Treasury spot-rate curve to calculate its reserves related to its outstanding synthetic GIC contracts. Further, during 2009 the Company clarified with the Nebraska and California Insurance Departments that the application of the 150% of net fee income requirement is only with respect to policies issued in those two states. As a result, the reserves held at December 31, 2010 and 2009 were $2,542 and $11,361, respectively, reflecting the 105% of the Treasury spot-rate curve calculation for all contracts, and on a seriatim basis, subject to the minimum of 150% of net fee income for those contracts issued in either California or Nebraska.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

4. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flows analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short - Term Investments and Bonds and Stocks.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services, and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

4. Fair Values of Financial Instruments (continued)

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair values of separate account annuity liabilities approximate the fair value of the separate account assets.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Receivable From/Payable to Parent, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments:

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31
	2010		2009
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$1,085,310	$1,085,310	$3,203,877	$3,203,877
Short-term notes receivable from affiliates	323,100	323,100	472,600	472,600
Bonds, other than affiliates	14,659,266	14,747,538	15,421,116	14,883,283
Preferred stocks, other than affiliates	284	531	284	421
Common stocks, other than affiliates	47,991	47,991	45,567	45,567
Mortgage loans on real estate, other than affiliates	2,321,498	2,326,573	2,634,705	2,451,059
Other invested assets	105,243	100,992	166,338	157,046
Floors, caps, options, and swaptions	748	748	816	816
Interest rate swaps	11,305	306,240	18,068	264,360
Currency swaps	6,135	66,593	12,211	49,674
Credit default swaps	32	276	87	555
Policy loans	489,785	489,785	500,029	500,029
Securities lending reinvested collateral	427,266	426,971	—	—
Receivable from parent, subsidiaries and affiliates	97,879	97,879	84,016	84,016
Separate account assets	11,512,136	11,512,136	10,396,423	10,396,423

Liabilities
Investment contract liabilities	6,741,131	6,004,849	10,033,417	8,873,664
Interest rate swaps	34,891	238,534	51,547	281,481
Currency swaps	35,851	36,262	48,957	103,830
Credit default swaps	2,594	3,603	4,415	11,985
Payable to parent, subsidiaries and affiliates	104,641	104,641	143,697	143,697
Separate account annuity liabilities	11,428,867	11,428,048	10,308,955	10,308,646
Surplus notes	160,000	160,059	160,000	153,154

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1	-	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

4. Fair Values of Financial Instruments (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Level 2	-	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3	-	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheet.

Fair Value Measurements

During 2010, amendments were made to SSAP No. 100 to eliminate the requirement to differentiate and report fair value measurements on separate recurring and non-recurring schedules. Instead, for December 31, 2010, all fair value measurements will be reported on a single schedule by class. The 2009 schedules were not required to be restated.

4. Fair Values of Financial Instruments (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following table provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2010:

	2010
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$27,068	$26,977	$54,045
Hybrid securities	—	13,250	—	13,250

Total bonds	—	40,318	26,977	67,295
Preferred stock
Industrial and miscellaneous	—	—	154	154

Total preferred stock	—	—	154	154
Common stock
Industrial and miscellaneous	13,288	1	34,702	47,991

Total common stock	13,288	1	34,702	47,991
Short-term investments
Industrial and miscellaneous	—	898,564	—	898,564
Money market mutual fund	—	199,953	—	199,953
Sweep accounts	—	13,310	—	13,310

Total short term	—	1,111,827	—	1,111,827
Derivative assets	748	—	—	748
Separate account assets	8,898,380	1,610,895	40,887	10,550,162

Total assets	$8,912,416	$2,763,041	$102,720	$11,778,177

Liabilities:
Derivative liabilities	$—	$19,026	$—	$19,026

Total liabilities	$—	$19,026	$—	$19,026

Bonds classified in Level 2 are valued using inputs from third party pricing services or corroborated broker quotes. Level 3 measurements for bonds are primarily those valued using non-corroborated broker quotes or internal modeling.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Common Stock in Level 3 is comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as they can only be redeemed by the bank. In addition, the Company owns some warrants that are valued using non-corroborated broker quotes.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

For derivatives, those classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2010:

	Balance at January 1, 2010	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income	Total Gains and (Losses) Included in Surplus	Purchases, Issuances, Sales and Settlements	Balance at December 31, 2010
Bonds
RMBS	$10,832	$20	$328	$(6,988)	$6,942	$(1,220)	$9,258
Other	13,990	19,069	2,841	(2,216)	(3,419)	(6,864)	17,719
Preferred Stock	162	—	8	—	—	—	154
Common Stock	28,045	2,819	64	(154)	3,796	260	34,702
Other Long Term	20,777	—	—	—	—	(20,777)	—
Separate account assets	42,787	—	4,552	(63)	1,019	1,696	40,887

Total	$116,593	$21,908	$7,793	$(9,421)	$8,338	$(26,905)	$102,720

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were the result of securities not carried at fair value as of December 31, 2009 subsequently changing to being carried at fair value as of December 31, 2010. Also, several securities were valued using third party vendor inputs at December 31, 2009 and changed at December 31, 2010 to being valued using non-corroborated broker quotes, thus causing the transfer into Level 3.

4. Fair Values of Financial Instruments (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Transfers out for bonds were attributable to securities being carried at fair value as of December 31, 2009, subsequently changing to being carried at amortized cost as of December 31, 2010. In addition, there were some securities that were valued using internal modeling at December 31, 2009. Those securities were valued using third party vendor inputs at December 31, 2010.

Transfers in for common stock were the result of warrants being valued using third party vendor inputs at December 31, 2009. The valuation of those warrants changed at December 31, 2010 to using non-corroborated broker quotes.

Transfers out for separate account assets were attributable to bonds being valued using non-corroborated broker quotes at December 31, 2009, subsequently changing to being valued using third party vendor inputs at December 31, 2010.

The following table provides information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	2009
	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities	$14,000	$3,522	$28,045	$45,567
Short-term investments	—	3,236,573	—	3,236,573
Other Long Term	—	—	20,777	20,777
Derivative assets	816	—	—	816
Separate Account assets	8,364,331	1,988,542	42,787	10,395,660

Total assets	$8,379,147	$5,228,637	$91,609	$13,699,393

Liabilities:
Derivative liabilities	—	$4,232	—	$4,232

Total liabilities	$—	$4,232	$—	$4,232

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2009:

	Equity Securities	Short-term Investments	Other Invested Assets	Separate Account Assets	Total
Balance at January 1, 2009	$28,858	$27,002	$—	$—	$55,860
Change in realized gains/losses included in net income	(616)	—	—	(69,347)	(69,963)
Change in unrealized gains/losses included in surplus	(262)	163	—	—	(99)
Net purchases (sales)	65	—	(6,388)	(718)	(7,041)
Net transfers in (out) of Level 3	—	(27,165)	27,165	112,852	112,852

Balance at December 31, 2009	$28,045	$—	$20,777	$42,787	$91,609

Total gains/losses included in income attributable to instruments held at the reporting date	$(616)	$—	$—	$—	$(616)

Assets measured at fair value on a non-recurring basis

For the year ended December 31, 2009, the Company reported certain assets and liabilites at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The Company reported the following assets at fair value on a non-recurring basis:

Description	December 31, 2009	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$114,232	$—	$89,248	$24,984	$(91,967)
Derivative liabilities	16,212	—	16,212	—	—

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than12 Months	Estimated Fair Value
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$572,469	$29,631	$5,888	$9,657	$586,555
State, municipal and other government	289,196	23,832	9,585	2,955	300,488
Hybrid securities	852,565	3,743	166,278	1,256	688,774
Industrial and miscellaneous	9,489,523	579,927	67,100	66,778	9,935,572
Mortgage and other asset-backed securities	3,455,513	55,838	264,421	10,781	3,236,149

	14,659,266	692,971	513,272	91,427	14,747,538
Unaffiliated preferred stocks	284	247	—	—	531

	$14,659,550	$693,218	$513,272	$91,427	$14,748,069

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$671,705	$15,309	$6,742	$24,969	$655,303
State, municipal and other government	281,643	14,958	14,341	1,760	280,500
Hybrid securities	881,146	4,162	216,387	1,504	667,417
Industrial and miscellaneous	10,286,898	524,805	263,027	23,572	10,525,104
Mortgage and other asset-backed securities	3,299,724	16,108	546,854	14,019	2,754,959

	15,421,116	575,342	1,047,351	65,824	14,883,283
Unaffiliated preferred stocks	284	137	—	—	421

	$15,421,400	$575,479	$1,047,351	$65,824	$14,883,704

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2010 and 2009, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 438 and 770 securities with a carrying amount of $3,772,192 and $5,980,697 and an unrealized loss of $513,272 and $1,047,351 with an average price of 86.4 and 82.5 (fair value/amortized cost). Of this portfolio, 80.3% and 82.3% were investment grade with associated unrealized losses of $337,180 and $781,624, respectively.

At December 31, 2010 and 2009, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 543 and 224 securities with a carrying amount of $3,249,861 and $1,497,041 and an unrealized loss of $91,427 and $65,824 with an average price of 97.2 and 95.6 (fair value/amortized cost). Of this portfolio, 94.1% and 94.4% were investment grade with associated unrealized losses of $80,007 and $55,404, respectively.

At December 31, 2010 and 2009, the Company did not have any recorded common stock that had been in a continuous loss position greater than or equal to twelve months.

At December 31, 2010 the Company did not have any recorded common stock that had been in a continuous loss position for less than twelve months. At December 31, 2009, the Company held 6 securities with a cost of $11,502 and an unrealized loss of $820 with an average price of 92.9 (fair value/cost).

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$74,879	$175,288	$250,167
State, municipal and other government	53,118	72,605	125,723
Hybrid securities	560,341	40,949	601,290
Industrial and miscellaneous	1,024,442	2,203,530	3,227,972
Mortgage and other asset-backed securities	1,546,140	666,062	2,212,202

	$3,258,920	$3,158,434	$6,417,354

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$97,703	$317,181	$414,884
State, municipal and other government	83,971	46,898	130,869
Hybrid securities	573,904	17,828	591,732
Industrial and miscellaneous	2,160,104	878,281	3,038,385
Mortgage and other asset-backed securities	2,017,664	171,029	2,188,693

	4,933,346	1,431,217	6,364,563
Unaffiliated common stocks	—	10,682	10,682

	$4,933,346	$1,441,899	$6,375,245

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The carrying amount and estimated fair value of bonds at December 31, 2010, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$324,853	$330,846
Due after one year through five years	2,972,661	3,087,825
Due after five years through ten years	2,210,679	2,329,321
Due after ten years	5,695,560	5,763,397

	11,203,753	11,511,389
Mortgage and other asset-backed securities	3,455,513	3,236,149

	$14,659,266	$14,747,538

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Banking

At December 31, 2010, the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $1,138,532 and a carrying value of $1,332,950, resulting in a gross unrealized loss of $194,418. The banking sub-sector in the Company’s portfolio is large, diverse and of high quality. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate coupons on some securities and credit spread widening on deeply subordinated securities.

As a whole, the sub-sector has been volatile in 2010 as Sovereign debt crises in Greece and Ireland have reintroduced liquidity fears into the market and concern has grown that other peripheral European countries may need financial bail-out packages. Subordinated securities, specifically, have become even more volatile following successful attempts by the European Commission to impose “burden sharing” on the subordinated securities of those banks receiving significant state-aid as a result of the financial crisis. Furthermore, new legislation introduced in Germany and Ireland gives those respective governments wide discretion to impose “burden sharing” on subordinated bondholders in order to quickly stabilize or wind-up troubled banks, and other countries will likely follow suit. While these measures have made existing subordinated securities more volatile in the near-term, new, more stringent, global legislation on capital and liquidity requirements is intended to reduce overall risk in the sector going forward. Furthermore, Central Banks appear committed to providing liquidity to the market and as a result asset write-downs and credit losses have diminished substantially in all but the most troubled countries. The value of the Company’s investments in deeply subordinated securities in the financial services sector may be significantly impacted if issuers of certain securities with optional deferral features exercise the option to defer coupon payments or are required to defer as a condition of receiving government aid. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2010.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Asset Backed Securities (ABS) Collateralized Debt Obligations (CDO)/ Collateralized Loan Obligations (CLO) Sector

At December 31, 2010, the Company’s ABS CDO/CLO sector portfolio had investments in an unrealized loss position which had a fair value of $313,786 and a carrying value of $367,002, resulting in a gross unrealized loss of $53,216. ABS - CDO are primarily secured by pools of corporate bonds and leveraged bank loans. The unrealized loss is a function of decreased liquidity and increased credit spreads in the market for structured finance. Where there have been rating downgrades to below investment grade, the individual bonds have been modeled using the current collateral pool and capital structure. If cash flow models indicate a credit event will negatively impact future cash flows, the security is impaired to discounted cash flows. As the unrealized losses in the ABS - CDO portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

Subprime Mortgages

At December 31, 2010, the Company’s ABS subprime mortgage portfolio had investments in an unrealized loss position which had a fair value of $136,660 and a carrying value of $183,155, resulting in a gross unrealized loss of $46,495. The Company does not currently invest in or originate whole loan residential mortgages. The Company categorizes asset backed securities issued by a securitization trust as having subprime mortgage exposure when the average credit score of the underlying mortgage borrowers in a securitization trust is below 660 at issuance. The Company also categorizes asset backed securities issued by a securitization trust with second lien mortgages as subprime mortgage exposure, even though a significant percentage of second lien mortgage borrowers may not necessarily have credit scores below 660 at issuance. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios. The Company’s internal ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by observing historical rates from broader market data while being adjusted for specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialist to determine whether or not a particular tranche or holding is at risk for not collecting all contractual cash flows taking into account the seniority, and other terms of the tranches held. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The unrealized loss is primarily due to decreased liquidity, increased credit spreads in the market, slower prepayments and increased expected losses on loans within the underlying pools. Expected losses within the underlying pools are generally higher than original expectations, primarily in certain later-vintage adjustable rate mortgage loan pools, which has led to some rating downgrades in these securities. As the remaining unrealized losses in the ABS subprime mortgage portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

5. Investments (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

ABS - Small Business Loans

At December 31, 2010, the Company’s ABS - small business loan portfolio had investments in an unrealized loss position which had a fair value of $83,009 and a carrying value of $130,673, resulting in a gross unrealized loss of $47,664. The unrealized loss in the ABS - small business loan portfolio is a function of increased credit spreads for existing positions and a lengthening of expected cash flows as refinancing activities within this sector have come to a halt. Additionally, delinquencies and losses in the collateral pools within the Company’s small business loan securitizations have increased since 2007, as a result of the overall economic slowdown. Banks and finance companies have also scaled back their lending to small businesses.

The Company’s ABS - small business loan portfolio is concentrated in senior note classes. Thus, in addition to credit enhancement provided by the excess spread, reserve account and over-collateralization, the Company’s positions are also supported by subordinated note classes. The Company’s ABS - small business loan portfolio is also primarily secured by commercial real estate, with the original loan to value (LTV) of the underlying loans typically ranging between 60-70%. Detailed cash flow models are performed on the securities at risk of payment interruption. As there has been no impact to the expected future cash flows within the ABS - small business loan portfolio, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

Commercial Mortgaged – Backed Securities (CMBS)

At December 31, 2010, the Company’s CMBS portfolio had investments in an unrealized loss position which had a fair value of $347,695 and a carrying value of $396,006, resulting in a gross unrealized loss of $48,311. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit, large loan, single borrower and commercial real estate CDOs.

5. Investments (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

CMBS are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios by the Company’s internal CMBS asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up approach. For non-conduit securities, a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

Over the past 24 months, the commercial real estate market experienced a deterioration in property level fundamentals, which has led to an increase in CMBS loan-level delinquencies. The introduction of the 20% and 30% credit enhanced classes within the 2005-2008 vintage deals provide some offset to these negative fundamentals. Despite advancements in the availability of financing for commercial real estate, as evidenced by the gradual reopening of the CMBS markets, the lending market remains limited as lenders continue to be more conservative with underwriting standards. Moreover, property transactions have increased but still remain low relative to historical standards. While liquidity has improved within the CMBS market, a broad re-pricing of risk has kept credit spreads across the subordinate CMBS tranches at wide levels. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2010, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $269,446 and a carrying value of $306,780, resulting in a gross unrealized loss of $37,334. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS portfolio includes collateralized mortgage obligations (CMOs), government sponsored enterprise (GSE) guaranteed passthroughs, prime jumbo passthroughs, Alt-A RMBS, negative amortization RMBS and reverse mortgage RMBS.

5. Investments (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

All RMBS of the Company are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios. The Company’s internal RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments.

Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the company’s internal asset specialists to determine whether or not a particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

5. Investments (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The pace of deterioration in the housing market began to stabilize in late 2009 and continued in 2010. Even with the stabilization, fundamentals in RMBS continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class. In addition, a high percentage of the Company’s RMBS portfolio is comprised of floating rate securities, which has resulted in higher unrealized losses relative to fixed rate securities but not necessarily higher default losses. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

The following table provide the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2010

OTTI recognized 2nd quarter:
Intent to sell	$16,773	$339	$—	$16,434
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	7	—	7	—

Total 2nd quarter OTTI on loan-backed securities	16,780	339	7	16,434

Aggregate total	$16,780	$339	$7	$16,434

5. Investments (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2009

OTTI recognized 3rd quarter:
Intent to sell	$3,166	$—	$1,674	$1,492

Total 3rd quarter	3,166	—	1,674	1,492
OTTI recognized 4th quarter:
Intent to sell	22,331	—	7,023	15,308

Total 4th quarter	22,331	—	7,023	15,308

Aggregate total	$25,497	$—	$8,697	$16,800

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2010
1st quarter present value ofcash flows expected to be less than the amortized cost basis	$152,906	$22,064	$130,842	$65,117
2nd quarter present value of cash flows expected to be less than the amortized cost basis	81,335	5,945	75,390	38,968
3rd quarter present value of cash flows expected to be less than the amortized cost basis	66,451	3,590	62,861	35,480
4th quarter present value of cash flows expected to be less than the amortized cost basis	93,001	4,250	88,751	55,009

Aggregate total	$393,693	$35,849	$357,844	$194,574

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2009
3rd quarter present value of cash flows expected to be than the amortized cost basis	$84,497	$6,713	$77,784	$27,020
4th quarter present value of cash flows expected to be than the amortized cost basis	140,459	19,657	120,801	36,370

Aggregate total	$224,956	$26,370	$198,585	$63,390

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The following loan-backed and structured securities were held at December 31, 2010, for which an OTTI had been previously recognized:

CUSIP	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
00442LAD1	$5,183	$5,009	$174	$5,009	$2,632	1Q 2010
02148AAA4	3,717	3,679	38	3,679	2,408	1Q 2010
02148YAJ3	127	124	3	124	104	1Q 2010
12640PAA3	4,341	4,250	91	4,250	3,990	1Q 2010
126670ZN1	9,674	7,788	1,886	7,788	1,422	1Q 2010
12667G5G4	4,110	4,080	30	4,080	3,528	1Q 2010
126685DZ6	6,759	6,287	472	6,287	5,438	1Q 2010
225470FJ7	6,615	6,490	125	6,490	5,417	1Q 2010
225470YD9	2,576	2,540	36	2,540	1,582	1Q 2010
22942KCA6	2,018	1,995	23	1,995	1,480	1Q 2010
41161PLT8	5,729	4,809	920	4,809	2,792	1Q 2010
43710EAG5	573	423	150	423	255	1Q 2010
46628SAJ2	4,011	3,876	135	3,876	2,451	1Q 2010
55308LAB2	9,844	9,165	679	9,165	6,008	1Q 2010
68400DAG9	8,099	5,995	2,104	5,995	76	1Q 2010
68403HAF9	4,728	3,629	1,099	3,629	263	1Q 2010
74925FAA1	8,392	8,016	376	8,016	7,433	1Q 2010
760985CM1	4,284	4,237	47	4,237	3,374	1Q 2010
761118RM2	3,297	3,186	111	3,186	1,587	1Q 2010
761118VY1	13,132	11,937	1,195	11,937	5,411	1Q 2010
81378AAE1	2,650	259	2,391	259	108	1Q 2010
81379EAD4	9,659	7,125	2,534	7,125	110	1Q 2010
83612TAF9	11,502	8,025	3,477	8,025	185	1Q 2010
86358EZU3	18,883	15,132	3,751	15,132	5,653	1Q 2010
93935FAA9	2,904	2,772	132	2,772	1,370	1Q 2010
00075XAG2	12,000	11,772	228	11,772	380	2Q 2010
02148AAA4	3,545	3,394	151	3,394	2,447	2Q 2010
02148YAJ3	122	119	3	119	101	2Q 2010
12668VAF6	8,391	8,232	159	8,232	4,535	2Q 2010
225470FJ7	6,164	5,853	311	5,853	5,585	2Q 2010
225470U27	2,462	2,217	245	2,217	1,810	2Q 2010
22942KCA6	1,903	1,888	15	1,888	1,359	2Q 2010
41161PLT8	4,668	3,802	866	3,802	2,593	2Q 2010
52522QAM4	13,039	12,047	992	12,047	9,276	2Q 2010
55308LAB2	9,065	8,831	234	8,831	4,335	2Q 2010
65536PAA8	1,834	1,750	84	1,750	1,595	2Q 2010
761118RM2	3,103	3,049	54	3,049	1,563	2Q 2010

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

CUSIP	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
86358EZU3	15,038	12,433	2,605	12,433	3,391	2Q 2010
00075XAG2	11,754	11,635	119	11,635	289	3Q 2010
02148AAA4	3,246	3,044	202	3,044	2,551	3Q 2010
02148YAJ3	117	117	0	117	87	3Q 2010
12640PAA3	3,351	3,201	150	3,201	3,269	3Q 2010
12667G5G4	3,907	3,877	30	3,877	3,672	3Q 2010
126685DZ6	5,936	5,602	334	5,602	4,887	3Q 2010
225470T94	2,606	2,478	128	2,478	1,934	3Q 2010
225470YD9	2,392	2,272	120	2,272	1,663	3Q 2010
22942KCA6	1,815	1,810	5	1,810	1,413	3Q 2010
41161PLT8	3,672	3,563	109	3,563	2,505	3Q 2010
43710EAG5	338	246	92	246	328	3Q 2010
55308LAB2	8,743	7,534	1,209	7,534	2,920	3Q 2010
65536PAA8	1,045	970	75	970	917	3Q 2010
75970QAJ9	4,987	4,557	430	4,557	2,597	3Q 2010
761118AH1	933	906	27	906	764	3Q 2010
761118VY1	11,057	10,524	533	10,524	5,186	3Q 2010
92922FZ27	481	475	6	475	437	3Q 2010
23321P6K9	71	48	23	48	61	3Q 2010
05953YAG6	399	399	0	399	361	4Q 2010	**
059515AC0	995	994	1	994	609	4Q 2010	**
36245CAC6	398	172	226	172	40	4Q 2010	**
61754HAB8	701	655	46	655	344	4Q 2010	**
00075XAG2	11,635	10,619	1,016	10,619	307	4Q 2010
00442LAD1	4,265	4,191	74	4,191	2,446	4Q 2010
02148YAJ3	114	112	2	112	89	4Q 2010
059515AC0	993	845	148	845	612	4Q 2010
05953YAG6	387	347	40	347	352	4Q 2010
12667G5G4	3,606	3,564	42	3,564	3,476	4Q 2010
14984WAA8	15,885	15,461	424	15,461	12,225	4Q 2010
225470T94	37	35	2	35	29	4Q 2010
225470U27	2,147	2,088	59	2,088	1,752	4Q 2010
225470YD9	2,170	2,158	12	2,158	1,595	4Q 2010
22942KCA6	1,738	1,621	117	1,621	1,320	4Q 2010
36245CAC6	171	128	43	128	40	4Q 2010
36245RAA7	1,967	1,831	136	1,831	1,402	4Q 2010
39539KAF0	1,625	1,606	19	1,606	1,420	4Q 2010
41161PLT8	3,433	3,189	244	3,189	2,388	4Q 2010
52522QAM4	3,377	3,345	32	3,345	2,575	4Q 2010
61754HAB8	650	535	115	535	340	4Q 2010
74925FAA1	7,427	7,130	297	7,130	7,069	4Q 2010
75971EAF3	6,000	5,892	108	5,892	3,428	4Q 2010
761118VY1	10,171	9,762	409	9,762	5,273	4Q 2010
81378AAE1	198	151	47	151	131	4Q 2010
81379EAD4	7,098	6,565	533	6,565	387	4Q 2010
863592AP6	3,435	3,400	35	3,400	3,183	4Q 2010
863592AQ4	1,523	1,500	23	1,500	1,396	4Q 2010

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

CUSIP	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
92922FZ27	457	457	0	457	420	4Q 2010
00442LAD1	7,359	5,741	1,618	5,741	2,065	3Q 2009
02148AAA4	4,129	4,025	104	4,025	2,007	3Q 2009
02148YAJ3	154	148	6	148	78	3Q 2009
02151BBG2	4,769	4,749	20	4,749	2,537	3Q 2009
126670ZN1	11,981	10,517	1,464	10,517	783	3Q 2009
12668VAF6	14,046	9,743	4,303	9,743	3,695	3Q 2009
225470FJ7	7,537	7,411	126	7,411	4,274	3Q 2009
225470T94	3,327	3,204	123	3,204	1,593	3Q 2009
22942KCA6	2,437	2,249	188	2,249	1,258	3Q 2009
35729PPC8	8,535	4,352	4,183	4,352	145	3Q 2009
43710EAG5	888	868	20	868	334	3Q 2009
46628SAJ2	4,504	4,296	208	4,296	1,708	3Q 2009
55308LAB2	10,079	9,929	150	9,929	4,585	3Q 2009
68403HAF9	9,984	7,873	2,111	7,873	275	3Q 2009
86358EZU3	43,703	22,971	20,732	22,971	7,414	3Q 2009
00442LAD1	5,741	5,469	272	5,469	2,415	3Q 2009
02148AAA4	4,025	3,971	54	3,971	2,214	3Q 2009
12668VAF6	9,775	9,187	588	9,187	4,470	3Q 2009
225470FJ7	7,412	7,147	265	7,147	4,774	3Q 2009
22942KCA6	2,249	2,196	53	2,196	1,304	3Q 2009
36228FCX2	129	90	39	90	53	3Q 2009
43710EAG5	868	711	157	711	305	3Q 2009
68400DAG9	10,000	9,376	624	9,376	138	3Q 2009
68403HAF9	7,873	7,476	397	7,476	475	3Q 2009
86358EZU3	22,971	19,507	3,464	19,507	3,696	3Q 2009
00442LAD1	5,457	5,193	264	5,193	2,348	3Q 2009
126670ZN1	10,516	9,690	826	9,690	1,387	3Q 2009
126685DZ6	8,557	6,962	1,595	6,962	5,593	3Q 2009
12667G5G4	4,447	4,365	82	4,365	3,766	4Q 2009
02148AAA4	3,855	3,826	29	3,826	2,352	4Q 2009
02148YAJ3	143	135	8	135	94	4Q 2009
12640PAA3	5,175	4,925	250	4,925	4,430	4Q 2009
225470FJ7	6,915	6,887	28	6,887	5,073	4Q 2009
36228FCW4	432	399	33	399	177	4Q 2009
36228FCX2	86	57	29	57	53	4Q 2009

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

CUSIP	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
43710EAG5	672	608	64	608	269	4Q 2009
68400DAG9	9,364	8,110	1,254	8,110	129	4Q 2009
68403HAF9	7,460	4,742	2,718	4,742	328	4Q 2009
761118VY1	14,165	13,686	479	13,686	5,803	4Q 2009
83612TAF9	15,000	11,522	3,478	11,522	190	4Q 2009
86358EZU3	19,413	18,968	445	18,968	470	4Q 2009
225470T94	3,129	2,728	401	2,728	1,956	4Q 2009
225470U27	3,200	2,575	625	2,575	1,833	4Q 2009

**	Impairment amount was recorded as a part of the cumulative effect of adoption of amendments to SSAP 91R, which resulted in the cash collateral received from derivatives counterparties and the related reinvestment of that cash collateral being reported on the Company’s balance sheet. These impairments were not reflected in the statement of operations in the current period.

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2010 and 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2010
The aggregate amount of unrealized losses	$376,126	$11,382
The aggregate related fair value of securities with unrealized losses	1,700,927	683,887

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2009
The aggregate amount of unrealized losses	$686,646	$14,031
The aggregate related fair value of securities with unrealized losses	2,137,291	178,816

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Detail of net investment income is presented below:

	Year Ended December 31
	2010	2009	2008
Income:
Bonds	$759,744	$868,238	$1,033,001
Preferred stocks	1,825	1,136	57,910
Common stocks	1,148	2,519	1,246
Mortgage loans on real estate	144,525	162,456	201,945
Real estate	1,068	1,064	1,577
Policy loans	30,401	30,345	29,723
Cash, cash equivalents and short-term investments	6,318	24,228	28,926
Derivatives	404	45,334	11,778
Other invested assets	6,954	209	(636)
Other	668	1,066	5,750

Gross investment income	953,055	1,136,595	1,371,220
Less investment expenses	42,855	43,310	48,451

Net investment income	$910,200	$1,093,285	$1,322,769

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2010	2009	2008
Proceeds	$6,605,982	$5,837,388	$5,156,962

Gross realized gains	$365,923	$159,058	$51,916
Gross realized losses	(38,558)	(83,278)	(127,032)

Net realized capital gains (losses)	$327,365	$75,780	$(75,116)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company had gross realized losses for the years ended December 31, 2010, 2009 and 2008 of $66,128, $278,507 and $293,840, respectively, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks.

5. Investments (continued)

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2010	2009	2008
Bonds	$261,510	$(166,920)	$(299,172)
Preferred stocks	—	—	(69,785)
Common stocks	3,005	(3,311)	10,818
Mortgage loans on real estate	(6,008)	(20,351)	1,314
Real estate	(1,510)	(1,423)	548
Cash, cash equivalents and short-term investments	1	(1)	—
Derivatives	(86,948)	(55,460)	(47,413)
Other invested assets	(4,127)	(24,266)	41,296

	165,923	(271,732)	(362,394)
Federal income tax effect	(28,435)	48,299	94,435
Transfer to interest maintenance reserve	(160,345)	(20,725)	82,831

Net realized capital losses on investments	$(22,857)	$(244,158)	$(185,128)

At December 31, 2010 and 2009, the Company had recorded investments in restructured securities of $19,730 and $116,865, respectively. The capital gains (losses) taken as a result of restructures in 2010, 2009 and 2008 were $3,221, $(15,385) and $1,230, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2010 and 2009, the Company held mortgage loans with a total net admitted value of $9,883 and $10,000, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There are no commitments to lend additional funds to debtors owing receivables.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2010	2009	2008
Bonds	$41,178	$(106,184)	$(72,406)
Preferred stocks	—	8,518	(10,581)
Common stocks	9,291	5,648	(10,361)
Affiliated entities	4,813	392	(6,601)
Mortgage loans on real estate	2,854	(2,972)	—
Cash, cash equivalents and short-term investments	—	164	—
Derivatives	9,201	(14,700)	2,417
Other invested assets	(10,734)	(41,975)	(107,261)

Change in unrealized capital gains (losses)	$56,603	$(151,109)	$(204,793)

The Company’s investments in mortgage loans principally involve commercial real estate. During 2010, the Company issued mortgage loans with interest rates of 9.50% for commercial loans. During 2010, the Company did not reduce interest rates on any outstanding mortgages. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ended December 31, 2010 at the time of origination was 48%. At December 31, 2010, mortgage loans with a carrying value of $1,171 were non-income producing for the previous 180 days. Accrued interest of $125 related to these mortgage loans was excluded from investment income at December 31, 2010. Taxes, assessments and other amounts advanced not included in the mortgage loan total were $6 for the year ended December 31, 2010.

During 2009, the Company issued mortgage loans with interest rates of 6.70% for commercial loans. During 2009, the Company did not reduce interest rates on any outstanding mortgages. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ended December 31, 2009 at the time of origination was 52%. At

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

December 31, 2009, mortgage loans with a carrying value of $629 were non-income producing for the previous 180 days. Accrued interest of $53 related to these mortgage loans was excluded from investment income at December 31, 2009. Taxes, assessments and other amounts advanced not included in the mortgage loan total were $7 for the year ended December 31, 2009.

5. Investments (continued)

The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2010 and 2009, respectively, the net admitted asset value in impaired loans with a related allowance for credit losses was $9,883 and $47,563. The Company held an allowance for credit losses on mortgage loans in the amount of $117 and $2,972 at December 31, 2010 and 2009, respectively. The average recorded investment in impaired loans during 2010 and 2009 was $31,335 and $6,533, respectively. There was no recorded investment in impaired loans without an allowance for credit losses during 2010 or 2009.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2010	2009	2008
Balance at beginning of period	$2,972	$1,340	$—
Additions, net charged to operations	1,259	3,376	1,340
Reduction due to write-downs charged against the allowance	—	(1,340)	—
Recoveries in amounts previously charged off	(4,114)	(404)	—

Balance at end of period	$117	$2,972	$1,340

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized $1,216, $307 and $312 of interest income on impaired loans for the years ended December 31, 2010, 2009 and 2008, respectively. The Company recognized

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

interest income on a cash basis of $1,212, $154 and $317 for years ended December 31, 2010, 2009 and 2008, respectively.

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $1,646, $1,128 and $525 were taken on mortgage loans in 2010, 2009 and 2008, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statement of operations.

5. Investments (continued)

During 2010 and 2009, respectively, mortgage loans of $3,545 and $2,257 were foreclosed or acquired by deed and transferred to real estate. At December 31, 2010 and 2009, the Company held a mortgage loan loss reserve in the AVR of $28,842 and $25,906, respectively. The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2010	2009		2010	2009
Middle Atlantic	25%	23%	Office	49%	46%
Pacific	24	25	Retail	17	17
South Atlantic	17	18	Apartment	13	14
E. South Central	10	9	Industrial	11	13
W. South Central	8	8	Agricultural	4	4
Mountain	6	7	Other	3	3
E. North Central	4	4	Medical	2	2
W. North Central	4	4	Residential	1	1
New England	2	2

For the year ending December 31, 2010, the Company had ownership interests in sixty-six LIHTC properties. The remaining years of unexpired tax credits ranged from one to eleven and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2011 to 2024 is $28,115. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

For the year ending December 31, 2009, the Company had ownership interests in sixty-five LIHTC properties. The remaining years of unexpired tax credits ranged from one to twelve and one property was subject to review by the Arizona Department of Housing in which the Company is responding with corrective actions. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2011 to 2024 is $28,574. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

5. Investments (continued)

The following tables provide the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2010 and 2009:

		December 31, 2010
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$1,304	$2,125
Low-Income Housing Tax Credits	MO	715	804

Total		$2,019	$2,929

		December 31, 2009
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$1,137	$2,125

Total		$1,137	$2,125

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2011 to 2014.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits as of December 31, 2010 and 2009.

During 2010, the Company recorded an impairment of $3,804 for its investment in Green Mountain Partners II, L.P., an impairment of $6,062 for its investment in William Blair Mezzanine Capital Fund II, L.P. and an impairment of $272 for its investment in Yield Strategies Fund I, L.P. The impairments were taken because the decline in fair value of the fund was deemed to be other

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

than temporary and a recovery in value from the remaining underlying investments in the fund is not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

5. Investments (continued)

During 2009, the Company recorded an impairment for $3,159 for its investment in Zero Beta Fund, LLC, an affiliate. The impairment was taken because there was an intent to sell some underlying investments of the fund before any anticipated recovery in value would occur. The Company recorded an impairment of $3,498 for its investment in Real Estate Alternatives Portfolio 3, LLC. The impairment was taken because the decline in fair value of underlying investments of the fund were deemed to be other-than-temporary. In addition, the Company recorded an impairment of $1,196 for its investment in William Blair Mezzanine Capital Fund, L.P., an impairment of $4,198 for its investment in Cigna Mezzanine Partners III, L.P., an impairment of $1,548 for its investment in B III Capital Partners, L.P. and an impairment of $2,584 for its investment in Harbour Group Investments III, L.P. It was determined that the declines were other-than-temporary because the expected future proceeds are the current reflected fair values on each of the deals.

On December 31, 2010, the Company acquired two real estate related limited liability company interests (Transamerica Pyramid Properties, LLC and Transamerica Realty Properties, LLC) from Transamerica Life Insurance Company (TLIC), an affiliate, for a combined purchase price of $252,975. The price paid was based predominantly on the valuations of the properties within each of those entities. This transaction was accounted for as a business combination using the statutory purchase method and resulted in goodwill of $100,674, which is included in the carrying value of these other invested assets. There was no amortization of goodwill during 2010 as the transaction occurred on the last day of the year.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

5. Investments (continued)

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts from other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily fair values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $1,850, $7,375 and $(8,428), for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company manages credit default risk on domestic corporate or emerging market debt through the purchase of credit default swaps. As the buyer of default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset.

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. The Company replicates hybrid fixed to floating treasuries by combining a US Treasury cash component with a forward starting swap which, in effect converts a fixed US Treasury into hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. At December 31, 2010 and 2009, the Company had replicated assets with a fair value of $660,840 and $623,350, respectively, and swaps with a fair value of $2,440 and $(7,197), respectively. During the years ended December 31, 2010 and 2008, the Company did not recognize any capital gain or

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

loss related to replication transactions. During the year ended December 31, 2009, the Company recognized $2,458 in capital losses related to replication transactions.

5. Investments (continued)

The Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2010, credit default swaps, used in replicating corporate bonds are as follows:

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Maximum Future
Deal, Receive (Pay), Underlying	Maturity Date	Payout (Estimated)	Current Fair Value
3821, SWAP USD0.43/USD0, 023551L@1	12/20/2012	$3,000	$4
3819, SWAP USD0.6/USD0, 872384A*3	12/20/2012	1,000	4
3816, SWAP USD0.6/USD0, 023551L#9	12/20/2012	3,000	12
3822, SWAP USD0.43/USD0, 872384A*3	12/20/2012	3,000	4
3824, SWAP USD0.43/USD0, 023551L@1	12/20/2012	2,000	2
3437, SWAP USD0.4/USD0, 26056R*Z3	12/10/2049	48,200	(35)
3438, SWAP USD0.4/USD0, 26056R*Z3	7/15/2016	28,920	(21)
3441, SWAP USD0.365/USD0, 073902C*7	10/15/2015	15,000	14
3468, SWAP USD0.35/USD0, 26056R@C3	4/15/2016	96,800	(332)
3469, SWAP USD0.35/USD0, 26056R@C3	6/20/2012	21,562	(74)
3469, SWAP USD0.35/USD0, 26056R@C3	6/20/2012	17,158	(59)
3470, SWAP USD0.35/USD0, 26056R*Y6	7/15/2016	62,920	(216)
3471, SWAP USD0.35/USD0, 26056R@A7	6/20/2012	2,167	(7)
3471, SWAP USD0.35/USD0, 26056R@A7	6/20/2012	31,713	(109)
3476, SWAP USD0.35/USD0, 26056R@B5	9/15/2016	96,800	(332)
3747, SWAP USD0.45/USD0, 617446C@6	12/15/2014	25,000	(242)
3772, SWAP USD1.1/USD0, 29273RA@8	12/12/2016	8,000	58
3773, SWAP USD0.9/USD0, 29273RA@8	12/12/2016	10,000	38
4202, SWAP USD1/USD0, BAE3BZ$02	12/20/2015	5,000	35
4202, SWAP USD1/USD0, BAE3BZ$02	12/20/2015	15,000	105
4217, SWAP USD1/USD0, 38141G$02	12/20/2015	7,000	(65)
4217, SWAP USD1/USD0, 38141G$02	12/20/2015	3,000	(28)
4218, SWAP USD1/USD0, 617446$01	5/15/2038	10,000	(293)

		$516,240	$(1,536)

5. Investments (continued)

The Company issues products providing the customer a return based on various global equity market indices. The Company uses global option contracts to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet, and the fair value adjustment is recorded to unassigned surplus in the financial statements. At December 31, 2010, 2009 and 2008, the Company held options with a fair value of $748, $816, and $218 respectively.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings of ‘A’ or better. At December 31, 2010 and 2009, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $373,859 and $315,405, respectively.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2010 and 2009, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $278,400 and $397,296, respectively.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

5. Investments (continued)

At December 31, 2010 and 2009, the Company’s outstanding derivative financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Notional Amount
	2010	2009
Interest rate and currency swaps:
Receive floating - pay floating	$697,970	$892,970
Receive fixed - pay floating	4,264,485	5,881,363
Receive floating - pay fixed	2,234,417	3,549,403

The Company utilizes futures contracts to hedge against changes in equity market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains (losses) since they are effectively settled daily through the variation account. The Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract.

5. Investments (continued)

Open futures contracts at December 31, 2010 and 2009, are as follows:

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Long/Short	Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
	December 31, 2010
		NASDAQ 100
Long	23	March 2010 Futures	$1,021	$1,019
		S&P 500
Long	85	March 2009 Futures	26,359	26,626

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2009
	S&P 500
129	March 2009 Futures	$35,759	$35,820
	NASDAQ 100
9	March 2010 Futures	1,615	1,673

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 22 years. The Company hedges the variability in future cash flows from expected future investment purchases due to changes in interest rates through the use of forward starting interest rate swaps. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. For the years ended December 31, 2010, 2009 and 2008, none of the Company’s cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2010, the Company has accumulated $8,267 in deferred gains related to the termination of forecasted transactions. These gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

5. Investments (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

For the years ended December 31, 2010, 2009 and 2008, the Company has recorded $(16,061), $(16,330) and $(22,121), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2010, 2009 or 2008 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2010 and 2009, investments with an aggregate carrying amount of $14,174,913 and $16,301,805 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such state regulatory authorities, as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2010	2009	2008
Direct premiums	$1,741,281	$1,798,351	$2,459,619
Reinsurance assumed - non affiliates	197,040	204,070	248,012
Reinsurance assumed - affiliates	118,749	26,869	—
Reinsurance ceded - non affiliates	(56,295)	52,534	(185,035)
Reinsurance ceded - affiliates	(643,247)	(222,901)	(292,605)

Net premiums earned	$1,357,528	$1,858,923	$2,229,991

6. Reinsurance (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company received reinsurance recoveries in the amount of $492,451, $191,301 and $49,181 during 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $37,897 and $37,550, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2010 and 2009 of $10,679,382 and $14,025,599, respectively, of which $10,554,522 and $13,892,189, respectively, were ceded to affiliates.

At December 31, 2010 and 2009, amounts recoverable from unaffiliated unauthorized reinsurers totaled $2,522 and $3,115, respectively, and reserve credits for reinsurance ceded totaled $15,062 and $16,844, respectively. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $28,554 and $31,850 at December 31, 2010 and 2009, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days. There would be no reduction in surplus at December 31, 2010 if all reinsurance agreements were cancelled.

At December 31, 2010, the Company did not enter into any new reinsurance agreements in which reserve credit was taken. At December 31, 2009, the amount of reinsurance credits, whether an asset or a reduction of liability, taken for new agreements or amendments was $4,285,328.

Effective April 1, 2010 the Company entered into an indemnity reinsurance agreement with TLIC, an affiliate, in which the Company agreed to cede on a coinsurance basis, certain term life insurance policies. The Company assumed life and claim reserves of $484,646 and $3,108, respectively, and other net assets of $24,933, resulting in a net pre-tax loss of $462,821, which was recognized in the statement of operations.

Subsequently, also effective April 1, 2010, the Company retroceded the same block of term life insurance policies to Transamerica Pacific Life Insurance Company, an affiliate, on an indemnity, coinsurance basis. The Company released life and claim reserves of $484,646 and $3,108, respectively, and other net assets of $24,933, resulting in a net pre-tax gain of $462,821 ($300,833 net of tax), which was deferred directly into unassigned surplus. During 2010, the Company has amortized $11,200 of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

6. Reinsurance (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company has entered into an indemnity reinsurance agreement effective October 1, 2009, with MLIC RE, Inc., an affiliate of the Company, to cede on a 100% quota share basis the net liabilities associated with certain industrial, ordinary and universal in-force life insurance risks on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $900,000, received an initial ceding commission of a like amount and paid an initial premium of $900,000. The pre-tax gain of $900,000 ($585,000 net of tax) was credited directly to unassigned surplus. The Company ceded reserves on a modified coinsurance basis of $3,973,067 and paid an initial reinsurance premium equal to the reserves ceded, resulting in no gain or loss on the modified coinsurance portion of this transaction. During 2010 and 2009, $58,500 and $14,625, respectively, of deferred gains were amortized into earnings with a corresponding charge directly to unassigned surplus.

The Company entered into an indemnity reinsurance agreement with TLIC, an affiliate, effective July 1, 2009 in which the Company agreed to assume on a coinsurance basis fixed deferred annuities issued under selected plans. The initial consideration received was $3,474,331, the initial ceding allowance paid was $13,677 and reserves assumed were $3,474,331. In addition, an interest maintenance reserve of $15,469 was transferred to the Company, resulting in a pre-tax loss of $29,146 on the transaction, which was included in the statement of operations.

Subsequent to the above transaction, and also effective July 1, 2009, the Company entered into a facultative reinsurance agreement with TLIB, an affiliate. The Company agreed to reinsure with TLIB, on a coinsurance funds withheld basis, certain funding agreements, group annuity contracts and individual fixed deferred annuities originally issued by TLIC and reinsured by the Company or issued directly by the Company. The Company paid an initial premium consideration of $3,491,332, received a ceding commission of $39,801 and released reserves of $3,475,655. In addition, a funds withheld liability of $3,491,332 was established. The pre-tax gain of $39,801 ($25,871 net of tax) was credited directly to unassigned surplus. During 2009, $25,871 of deferred gains related to the initial transaction was amortized into earnings with a corresponding charge directly to unassigned surplus.

6. Reinsurance (continued)

Effective December 31, 2008, the Company entered into a coinsurance funds withheld reinsurance agreement with a non-affiliated party. The Company paid an initial premium consideration equal

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

to the reserves released of $4,584,735, resulting in no impact to the Company’s net income. In addition, the Company established a funds withheld liability for the funds received of $4,584,735.

Subsequent to this transaction, effective October 1, 2009, the Company recaptured this coinsurance funds withheld reinsurance agreement with a non-affiliated party. The Company received premium consideration equal to the reserves recaptured of $4,584,735, having no impact on the Company’s net income. In addition, the Company released the funds withheld liability of $4,584,735.

The Company entered into an assumption reinsurance transaction with TLIC effective September 30, 2008. TLIC was the issuer of a series of corporate-owned life insurance policies issued to Life Investors Insurance Company of America (LIICA), an affiliate. The assumption reinsurance transaction resulted in the Company assuming all liabilities of TLIC arising under these policies. The Company assumed reserves of $138,025 and received consideration of $125,828. The Company recorded $12,197 of goodwill related to this transaction. The Company amortized $1,019 and $1,202 of this balance during 2010 and 2009, respectively.

Effective December 31, 2008, the Company entered into a quota share retrocession reinsurance agreement with Stonebridge Life Insurance Company (SLIC), an affiliate, to cede on a 75% quota share basis certain group health insurance business assumed by the Company from unrelated insurers. The Company ceded reserves of $38,283, paid reinsurance consideration of $24,617 and received retrocession commission income of $8,392. The resulting pre-tax gain of $22,058 ($14,338 net of tax) was credited directly to unassigned surplus. During 2010 and 2009, respectively, $2,271 and $1,916 of was amortized into earnings with a corresponding charge directly to unassigned surplus.

Effective December 1, 2008, the Company assumed institutional deposit-type contracts from TLIC, an affiliate, on a coinsurance funds withheld basis. The Company established a contract liability of $1,300,688 and received consideration of the same, resulting in no impact to net income.

6. Reinsurance (continued)

Subsequent to the previously outlined transaction, also effective December 1, 2008, the Company retroceded the institutional deposit-type contracts assumed from TLIC to Transamerica

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

International Reinsurance Ireland Limited (TIRI), an affiliate, on a coinsurance funds withheld basis. The Company established a funds withheld liability in the amount of $1,300,688 with an offsetting decrease in the contract liability, resulting in no impact to net income.

Effective December 1, 2008, the Company recaptured institutional deposit-type contracts that it had previously ceded on a coinsurance funds withheld basis to TIRI. As a result, the Company reduced its funds withheld liability in the amount of $10,368,542 with an offsetting increase in the contract liability. The Company received pre-tax net consideration in the amount of $473,624, which is recognized as income in the statement of operations.

Subsequent to the above transaction, also effective on December 1, 2008, the Company ceded, on a coinsurance funds withheld basis, the institutional deposit-type contracts that were recaptured from TIRI to Transamerica Life International (Bermuda) Ltd. (TIRe), also an affiliate. As a result, the Company established a funds withheld liability in the amount of $10,368,542 with an offsetting decrease in the contract liability. The Company paid pre-tax net consideration on the transaction of $473,624, which is recognized as a charge to earnings in the statement of operations.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of life and health business effective December 31, 2006. The Company received reinsurance consideration of $270,641, paid a commission expense allowance of $131,339 and established reserves approximately equal to the reinsurance consideration received, resulting in a pre-tax loss of $131,339 that has been included in the statement of operations. Adjustments were made during 2008 to true up the actual purchase price, resulting in a pre-tax loss of $2,671.

During 2010, 2009 and 2008, the Company amortized deferred gains from reinsurance transactions occurring prior to 2008 of $8 for each respective year, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

7. Income Taxes

The net deferred income tax asset at December 31, 2010 and 2009 and the change from the prior year are comprised of the following components:

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31, 2010
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$344,578	$218,539	$563,117
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	344,578	218,539	563,117
Deferred Tax Liabilities	244,147	117,390	361,537

Subtotal (Net Deferred Tax Assets)	100,431	101,149	201,580
Deferred Tax Assets Nonadmitted	—	—	—

Net Admitted Deferred Tax Assets	$100,431	$101,149	$201,580

	December 31, 2009
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$337,447	$319,183	$656,630
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	337,447	319,183	656,630
Deferred Tax Liabilities	44,281	315,289	359,570

Subtotal (Net Deferred Tax Assets)	293,166	3,894	297,060
Deferred Tax Assets Nonadmitted	113,666	—	113,666

Net Admitted Deferred Tax Assets	$179,500	$3,894	$183,394

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$7,131	$(100,644)	$(93,513)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	7,131	(100,644)	(93,513)
Deferred Tax Liabilities	199,866	(197,899)	1,967

Subtotal (Net Deferred Tax Assets)	(192,735)	97,255	(95,480)
Deferred Tax Assets Nonadmitted	(113,666)	—	(113,666)

Net Admitted Deferred Tax Assets	$(79,069)	$97,255	$18,185

7. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	Change
Ordinary
Policyholder reserves	$181,341	$181,031	$310
Investments	24,313	5,724	18,589
Deferred acquisition costs	125,281	130,787	(5,506)
Compensation and benefits accrual	1,613	879	734
Receivables - nonadmitted	4,182	8,205	(4,023)
Tax credit carry-forward	—	—	—
Other (including items <5% of ordinary tax assets)	7,848	10,821	(2,973)

	344,578	337,447	7,131

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	113,666	(113,666)

Admitted ordinary deferred tax assets	344,578	223,781	120,797

Capital:
Investments	218,538	283,232	(64,694)
Net capital loss carryforward	—	35,951	(35,951)
Other (including items <5% of total capital tax assets)	—	—	—

	218,538	319,183	(100,645)

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	218,538	319,183	(100,645)

Admitted deferred tax assets	$563,116	$542,964	$20,152

7. Income Taxes (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2010	2009	Change
Deferred Tax Liabilities:
Ordinary
Investments	$26,498	$20,258	$6,240
Reinsurance ceded	3,492	—	3,492
Interest expense on federal income tax	199	3,250	(3,050)
§807(f) adjustment	17,066	19,798	(2,732)
Other (including items <5% of total ordinary tax liabilities)	—	975	(975)

	47,255	44,281	2,975
Capital
Investments	314,273	315,290	(1,017)
Other (including items <5% of total capital tax liabilities)	8	—	8

	314,281	315,290	(1,009)

Deferred tax liabilities	361,536	359,571	1,966

Net deferred tax assets/liabilities	$201,580	$183,393	$18,186

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2010 and 2009.

7. Income Taxes (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

As discussed in Note 1, the Company has elected to admit deferred income tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2010 and 2009 reporting periods. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

	December 31, 2010
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b.,and 10.c.:
(a) SSAP No. 10R, Paragraph 10.a.	$43,509	$27,033	$70,542
(b) SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	33,656	33,656
(c) SSAP No. 10R, Paragraph 10.b.i.	—	33,656	33,656
(d) SSAP No. 10R, Paragraph 10.b.ii.	—	129,971	129,971
(e) SSAP No. 10R, Paragraph 10.c.	203,687	157,850	361,537

(f) Total	$247,196	$218,539	$465,735

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
(g) SSAP No. 10R, Paragraph 10.e.i.	$100,431	$27,033	$127,464
(h) SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	—	74,116	74,116
(i) SSAP No. 10R, Paragraph 10.e.ii.a.	—	74,116	74,116
(j) SSAP No. 10R, Paragraph 10.e.ii.b.	—	194,957	194,957
(k) SSAP No. 10R, Paragraph 10.e.iii.	244,147	117,390	361,537

(l) Total	$344,578	$218,539	$563,117

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

	December 31, 2009
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b.,and 10.c.:
(a) SSAP No. 10R, Paragraph 10.a.	$49,739	$—	$49,739
(b) SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	50,356	50,356
(c) SSAP No. 10R, Paragraph 10.b.i.	—	50,356	50,356
(d) SSAP No. 10R, Paragraph 10.b.ii.	—	126,374	126,374
(e) SSAP No. 10R, Paragraph 10.c.	90,744	268,827	359,571

(f) Total	$140,483	$319,183	$459,666

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
(g) SSAP No. 10R, Paragraph 10.e.i.	$105,229	$—	$105,229
(h) SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	—	78,164	78,164
(i) SSAP No. 10R, Paragraph 10.e.ii.a.	—	78,164	78,164
(j) SSAP No. 10R, Paragraph 10.e.ii.b.	—	189,561	189,561
(k) SSAP No. 10R, Paragraph 10.e.iii.	118,552	241,019	359,571

(l) Total	$223,781	$319,183	$542,964

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

	Change
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b.,and 10.c.:
(a) SSAP No. 10R, Paragraph 10.a.	$(6,230)	$27,033	$20,803
(b) SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	(16,700)	(16,700)
(c) SSAP No. 10R, Paragraph 10.b.i.	—	(16,700)	(16,700)
(d) SSAP No. 10R, Paragraph 10.b.ii.	—	3,597	3,597
(e) SSAP No. 10R, Paragraph 10.c.	112,943	(110,977)	1,966

(f) Total	$106,713	$(100,644)	$6,069

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
(g) SSAP No. 10R, Paragraph 10.e.i.	$(4,798)	$27,033	$22,235
(h) SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	—	(4,048)	(4,048)
(i) SSAP No. 10R, Paragraph 10.e.ii.a.	—	(4,048)	(4,048)
(j) SSAP No. 10R, Paragraph 10.e.ii.b.	—	5,396	5,396
(k) SSAP No. 10R, Paragraph 10.e.iii.	125,595	(123,629)	1,966

(l) Total	$120,797	$(100,644)	$20,153

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
•

10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•

10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Total increased admitted adjusted gross DTAs as the result of the application of paragraph 10.e. SSAP No. 10R, Income Taxes – A Temporary Replacement of SSAP No. 10:

	December 31, 2010
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$97,381	$—	$97,381

	December 31, 2009
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$83,298	$—	$83,298

	Change
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$14,083	$—	$14,083

Used in SSAP No. 10R, Paragraph 10.d.

	December 31, 2010
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$1,229,436
Authorized Control Level	XXX	XXX	177,975

	December 31, 2009
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$1,425,639
Authorized Control Level	XXX	XXX	230,589

	Ordinary	Change Capital	Total
Total Adjusted Capital	XXX	XXX	$(196,203)
Authorized Control Level	XXX	XXX	(52,614)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

	December 31, 2010
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a) Admitted Deferred Tax Assets	$247,196	$218,539	$465,735
(b) Admitted Assets	XXX	XXX	32,753,791
(c) Adjusted Statutory Surplus*	XXX	XXX	1,077,042
(d) Total Adjusted Capital from DTAs	XXX	XXX	1,229,436

Increases due to SSAP No. 10R, Paragraph 10.e.:
(e) Admitted Deferred Tax Assets	$97,381	—	$97,381
(f) Admitted Assets	97,381	—	97,381
(g) Statutory Surplus	97,381	—	97,381

	December 31, 2009
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a) Admitted Deferred Tax Assets	$140,483	$319,183	$459,666
(b) Admitted Assets	XXX	XXX	34,644,680
(c) Adjusted Statutory Surplus*	XXX	XXX	1,353,288
(d) Total Adjusted Capital from DTAs	XXX	XXX	1,425,639

Increases due to SSAP No. 10R, Paragraph 10.e.:
(e) Admitted Deferred Tax Assets	$83,298	$—	$83,298
(f) Admitted Assets	83,298	—	83,298
(g) Statutory Surplus	83,298	—	83,298

	Ordinary	Change Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a) Admitted Deferred Tax Assets	$106,713	$(100,644)	$6,069
(b) Admitted Assets	XXX	XXX	(1,890,889)
(c) Adjusted Statutory Surplus*	XXX	XXX	(276,246)
(d) Total Adjusted Capital from DTAs	XXX	XXX	(196,203)

Increases due to SSAP No. 10R, Paragraph 10.e.:
(e) Admitted Deferred Tax Assets	$14,083	$—	$14,083
(f) Admitted Assets	14,083	—	14,083
(g) Statutory Surplus	14,083	—	14,083

*	As reported on the statutory balance for the most recently field statement with the domiciliary state commissioner adjusted in accordance with SSA P No. 10R, Paragrapgh 10.b.ii

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

•	XXX denotes breakout between ordinary and capital is not applicable to this information.

7. Income Taxes (continued)

The impact of tax planning strategies at December 31, 2010 was a follows:

	December 31, 2010
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(a) Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	13%	13%

(b) Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	0%	37%	37%

Current year income taxes incurred consist of the following major components:

	Year Ended December 31
	2010	2009	Change
Current Income Tax
Federal	$39,987	$584,764	$(544,777)
Foreign	—	—	—

Subtotal	39,987	584,764	(544,777)

Federal income tax on net capital gains	28,435	(48,299)	76,734
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and foreign income taxes incurred	$68,422	$536,465	$(468,043)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2010	2009	2008
Current income taxes incurred	$68,422	$536,465	$(46,501)

Change in deferred income taxes (without tax on unrealized gains and losses)	75,783	(122,767)	267,571

Total income tax reported	$144,205	$413,698	$221,070

Income before taxes	$228,231	$748,868	$214,332
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$79,881	$262,104	$75,016

Increase (decrease) in actual tax reported resulting from:

a Dividends received deduction	(1,819)	(1,698)	(1,518)
b Tax credits	(26,662)	(25,465)	6,837
c Tax-exempt income	(289)	(396)	(549)
d Tax adjustment for IMR	1,517	10,410	587
e Surplus adjustment for in-force ceded	80,039	198,958	5,015
f Nondeductible expenses	541	485	2,180
g Deferred tax benefit on other items in surplus	(2,732)	(3,326)	101,873
h Provision to return	(20)	(4,849)	16,251
i Life-owned life insurance	(864)	(1,221)	(875)
j Dividends from certain foreign corporations	329	336	631
k Statutory valuation allowance	—	—	—
l Prior period adjustment	16,415	(23,933)	14,661
m Pretax income of SMLLC’s	(2,131)	—	—
n Other	—	2,293	961

Total income tax reported	$144,205	$413,698	$221,070

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2010.

As of December 31, 2010 and 2009, the Company had no operating loss or tax credit carryforwards available for tax purposes. The Company did not have a capital loss carryforward at December 31, 2010. The Company had a capital loss carryforward of $102,717 at December 31, 2009.

The Company incurred income taxes during 2010, 2009 and 2008 of $80,311, $533,471 and $18,597 respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2010 and 2009 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2010, 2009 and 2008 was not material and the Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands

through 2006 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for the years 2007 and 2008.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 1% of ordinary life insurance in force at December 31, 2010 and 2009.

For the years ended December 31, 2010, 2009 and 2008, premiums for participating life insurance policies were $2,554, $4,152 and $5,308, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $1,388, $1,444 and $1,484 to policyholders during 2010, 2009 and 2008, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31, 2010		December 31, 2009
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal
With fair value adjustment	$85,363	0%	$90,387	0%
At book value less surrender charge of 5% or more	501,175	2	537,644	2
At fair value	11,251,889	47	10,178,219	37

Total with adjustment or at fair value	11,838,427	49	10,806,250	39
At book value without adjustment (with minimal or no charges or adjustments)	4,400,628	18	4,580,575	17
Not subject to discretionary withdrawal	8,080,557	33	11,929,782	44

Total annuity reserves and deposit fund liabilities - before reinsurance	24,319,612	100%	27,316,607	100%

Less reinsurance ceded	7,769,187		11,459,764

Net annuity reserves and deposit fund liabilities	$16,550,425		$15,856,843

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Included in the liability for deposit-type contracts at December 31, 2010 and 2009 are approximately $48,329 and $73,284, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from the Company which secures that particular series of notes. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

At December 31, 2010 the contractual maturities were as follows:

Year	Amount
2011	$—
2012	—
2013	—
2014	—
2015	—
Thereafter	48,329

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Certain separate and variable accounts held by the Company represent funds for which the benefit is determined by the performance and/or fair value of the investments held in the separate account. The assets and the liabilities of these are carried at fair value. These variable annuities generally provide an incidental minimum guaranteed death benefit. Some variable annuities also provide a minimum guaranteed income benefit. The Company’s Guaranteed Indexed separate accounts provide customers a return based on the total performance of a specified financial index plus an enhancement. Hedging instruments that return the chosen index are purchased by the Company and held within the separate account. The assets in the accounts, carried at fair value, consist primarily of long-term bonds. Information regarding the separate accounts of the Company are as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$—	$—	$358,366	$358,366

Reserves for separate accounts as of December 31, 2010 with assets at fair value	$165,902	$26,323	$11,287,100	$11,479,325

Total	$165,902	$26,323	$11,287,100	$11,479,325

Reserves by withdrawal characteristics as of December 31, 2010:
Subject to discretionary withdrawal:
With fair value adjustment	$165,902	$26,323	$—	$192,225
At fair value	—	—	11,260,269	11,260,269
Not subject to discretionary withdrawal	—	—	26,831	26,831

Total separate account liabilities at December 31, 2010	$165,902	$26,323	$11,287,100	$11,479,325

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$—	$—	$331,601	$331,601

Reserves for separate accounts as of December 31, 2009 with assets at fair value	$143,126	$27,768	$10,186,481	$10,357,375

Total	$143,126	$27,768	$10,186,481	$10,357,375

Reserves by withdrawal characteristics as of December 31, 2009:
Subject to discretionary withdrawal:
With fair value adjustment	$143,126	$27,768	$—	$170,894
At fair value	—	—	10,161,294	10,161,294
Not subject to discretionary withdrawal	—	—	25,187	25,187

Total separate account liabilities at December 31, 2009	$143,126	$27,768	$10,186,481	$10,357,375

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$170,000	$—	$527,522	$697,522

Reserves for separate accounts as of December 31, 2008 with assets at fair value	$112,344	$29,948	$8,610,088	$8,752,380

Total	$112,344	$29,948	$8,610,088	$8,752,380

Reserves by withdrawal characteristics as of December 31, 2008:
Subject to discretionary withdrawal:
With fair value adjustment	$112,344	$29,948	$—	$142,292
At fair value	—	—	8,527,794	8,527,794
Not subject to discretionary withdrawal	—	—	82,294	82,294

Total separate account liabilities at December 31, 2008	$112,344	$29,948	$8,610,088	$8,752,380

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2010	2009	2008
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$358,366	$331,601	$721,269
Transfers from separate accounts	(550,170)	(616,036)	(581,174)

Net transfers from separate accounts	(191,804)	(284,435)	140,095
Miscellaneous reconciling adjustments	198	106	4

Net transfers as reported in the statement of operations of the life, accident and health annual statement	$(191,606)	$(284,329)	$140,099

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2010 and 2009, the Company’s separate account statement included legally insulated assets of $11,512,136 and $10,396,423, respectively. The assets legally insulated from general account claims at December 31, 2010 are attributed to the following products:

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Product	Legally Insulated Assets
Variable annuities	$9,746,112
Variable life	8,792
Group annuities	1,557,604
Modified separate account	199,628

Total separate account assets	$11,512,136

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $235,560. To compensate the general account for the risk taken, the separate account paid risk charges of $86 to the general account in 2010. As of December 31, 2010, the general account of the Company had paid $5,216 toward separate account guarantees.

8. Policy and Contract Attributes (continued)

The Company does not participate in securities lending transactions within the separate account.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported a decrease in reserves and an increase in net income of $35,406 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2010 and 2009, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2010
Minimum guaranteed death benefit	$6,295,413	$4,757	$—
Minimum guaranteed income benefit	9,658	1,279	—
Minimum guaranteed withdrawal benefit	9,969	1	—

December 31, 2009
Minimum guaranteed death benefit	$5,844,610	$10,443	$—
Minimum guaranteed income benefit	8,969	1,500	—
Minimum guaranteed withdrawal benefit	6,360	—	—

8. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2010 and 2009, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Gross	Loading	Net
December 31, 2010
Life and annuity:
Ordinary direct first year business	$20,185	$15,278	$4,907
Ordinary direct renewal business	246,221	58,892	187,329
Group life direct business	17,659	4,543	13,116
Credit direct business	822	—	822
Reinsurance ceded	(51,001)	—	(51,001)

Total life and annuity	233,886	78,713	155,173

Accident and health:
Direct	54,507	—	54,507
Reinsurance assumed	9,471	—	9,471
Reinsurance ceded	(1,166)	—	(1,166)

Total accident and health	62,812	—	62,812

	$296,698	$78,713	$217,985

	Gross	Loading	Net
December 31, 2009
Life and annuity:
Ordinary direct first year business	$20,512	$15,479	$5,033
Ordinary direct renewal business	217,636	61,527	156,109
Group life direct business	18,840	5,314	13,526
Credit direct business	957	—	957
Reinsurance ceded	(17,081)	—	(17,081)

Total life and annuity	240,864	82,320	158,544

Accident and health:
Direct	48,242	—	48,242
Reinsurance assumed	8,834	—	8,834
Reinsurance ceded	(1,163)	—	(1,163)

Total accident and health	55,913	—	55,913

	$296,777	$82,320	$214,457

8. Policy and Contract Attributes (continued)

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Heath Contracts. At December 31, 2010 and 2009, the Company had insurance in force aggregating $9,177,513 and $9,162,932, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $86,353 and $88,592 to cover these deficiencies at December 31, 2010 and 2009, respectively.

The Company’s primary method utilized to estimate premium adjustments for contracts subject to redetermination is to review experience periodically and to adjust premiums for differences between the experience anticipated at the time of redetermination and that underlying the original premiums. The Company has not limited its degree of discretion contractually; however, in some states it has agreed not to raise premiums in order to recoup past losses. The Company forgoes premium changes on existing policies at its option if the administrative cost and other business issues associated with the change outweigh the direct financial impact of the change. Also, the Company has extra-contractually guaranteed the current premium scale for certain policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2010 and 2009 was $2,217 and $2,093, respectively.

The Company incurred $6,009 and paid $5,886 of claim adjustment expenses during 2010, of which $2,397 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the Company can make a dividend payment of up to $117,442 without the prior approval of insurance regulatory authorities in 2011.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company paid $500,000 in cash dividends to its parent companies on December 23, 2010. Of this amount, $42,100 was considered an ordinary dividend and $457,900 was considered extraordinary. CGDC received $498,610 and CGC received $1,390. The Company paid ordinary cash dividends of $393,700 to its parent companies on December 30, 2009. CGDC received $392,598 and CGC received $1,102.

On December 30, 2009, the Company paid a common stock dividend of $880,000 to its parent companies. Of this amount, $393,700 was an ordinary dividend and $486,300 was considered to be a return of capital. CGDC received $877,536 and CGC received $2,464. The Company reported a contribution receivable from parent companies of $275,000 at December 31, 2009. Capital contributions of $274,230 and $770 were received from CGDC and CGC, respectively, on February 12, 2010.

The Company received capital contributions of $199,440 and $560 from its parent companies, CGDC and CGC, respectively, on December 30, 2008. The Company paid $123,653 and $347 to CGDC and CGC, respectively, on December 29, 2008. These payments were considered to be a return of additional paid in capital.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2010, the Company meets the minimum RBC requirements.

9. Capital and Surplus (continued)

The Company has two classes of common stock, Class A and Class B. Each outstanding share of Class A is entitled to four votes for any matter submitted to a vote at a meeting of stockholders, whereas each outstanding share of Class B is entitled to one such vote.

On December 23, 2004, the Company received $117,168 from CGDC and $42,832 from AEGON USA, LLC, both affiliates, in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6% and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

Additional information related to the surplus notes at December 31, 2010 and 2009 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2010
CGDC	$117,168	$7,030	$42,337	$586
AEGON	42,832	2,570	15,476	214

Total	$160,000	$9,600	$57,813	$800

2009
CGDC	$117,168	$7,030	$35,307	$586
AEGON	42,832	2,570	12,906	214

Total	$160,000	$9,600	$48,213	$800

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

to 105% of the fair value of the loaned security.

At December 31, 2010 and December 31, 2009, respectively, securities in the amount of $403,215 and $277,084 were on loan under securities lending agreements. At December 31, 2010, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $426,971 and $281,630 at December 31, 2010 and 2009, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$427,233
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	427,233
Securities received	—

Total collateral received	$427,233

10. Securities Lending (continued)

The maturity dates of the reinvested securities lending collateral are as follows:

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Amortized Cost	Fair Value
Open	$30,390	$30,390
30 days or less	273,689	273,689
31 to 60 days	78,707	78,707
61 to 90 days	28,903	28,903
91 to 120 days	2,424	2,399
121 to 180 days	4,376	4,368
181 to 365 days	2,272	2,275
1 to 2 years	1,718	1,679
2-3 years	—	—
Greater than 3 years	4,787	4,561

Total	427,266	426,971

Securities received	—	—

Total collateral reinvested	$427,266	$426,971

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $427,364 (fair value of $426,971) that are currently tradable securities that could be sold and used to pay for the $427,233 in collateral calls that could come due under a worst-case scenario.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $5,266, $5,939 and $6,729, for the years ended December 31, 2010, 2009 and 2008, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

11. Retirement and Compensation Plans (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 25% of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Expense related to this plan was $1,909, $2,118 and $2,400, for the years ended December 31, 2010, 2009 and 2008, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2010, 2009 and 2008 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $1,291, $1,536 and $1,211, related to these plans for the years ended December 31, 2010, 2009 and 2008, respectively.

12. Related Party Transactions

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service arrangement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2010, 2009 and 2008, the Company paid $44,683, $31,117 and $34,423, respectively, for these services, which approximates their costs to the affiliates.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $70, $67 and $76 for the years ended December 31, 2010, 2009 and 2008, respectively.

At December 31, 2010 and 2009, the Company reported a net amount of $6,762 and $59,681 due to parent, subsidiary and affiliated companies, respectively. Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2010, 2009 and 2008, the Company paid net interest of $151, $2,073 and $1,861, respectively, to affiliates.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $364, $291 and $369 for these services during 2010, 2009 and 2008, respectively.

12. Related Party Transactions (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2010, the Company had short-term intercompany notes receivable of $323,100 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments on the balance sheet.

Receivable from	Amount	Due By	Interest Rate
AEGON USA, LLC	$11,800	March 29, 2011	0.21%
AEGON USA, LLC	40,000	March 30, 2011	0.21%
AEGON USA, LLC	50,000	June 29, 2011	0.34%
AEGON USA, LLC	61,000	June 30, 2011	0.34%
AEGON USA, LLC	115,000	September 23, 2011	0.28%
AEGON USA, LLC	45,300	December 13, 2011	0.25%

At December 31, 2009, the Company had short-term intercompany notes receivable of $472,600 as follows. In accordance with SSAP No. 25, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
AEGON USA, LLC	$231,900	September 25, 2010	0.25%
AEGON USA, LLC	162,300	September 29, 2010	0.25%
AEGON USA, LLC	33,000	September 30, 2010	0.25%
AEGON USA, LLC	45,400	December 15, 2010	0.25%

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2010 and 2009, the cash surrender value of these policies was $72,396 and $69,928, respectively.

During 1998, TLIC issued life insurance policies to LIICA, covering the lives of certain LIICA employees. As discussed in Note 6-Reinsurance, the Company entered into an assumption reinsurance transaction with TLIC effective September 30, 2008, resulting in the Company assuming all liabilities of TLIC arising under these policies. Accordingly, the Company held aggregate reserves for policies and contracts related to these policies of $148,756 and $143,644 at December 31, 2010 and 2009, respectively.

13. Managing General Agents

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company utilizes managing general agents and third-party administrators in its operation. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and Income Annuities	C,B,P,U	$299,773

Bollinger, Inc. 101 JFK Parkway Short Hills, NJ 07078	22-0781130	No	Group, A&H, Life	C, CA, P, U	115,476

League Insurance Agency/ CUNA Mutual Group 14 Business Park Branford, CT 06405	06-0898852	No	Long-Term Care	P	1,484

All Other TPA Premiums					243

Total					$416,976

C-	Claims Payment
CA-	Claims Adjustment
B-	Binding Authority
P-	Premium Collection
U-	Underwriting

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $54,824,126 and $53,282,037 as of December 31, 2010 and 2009, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $2,542 and $11,604 at December 31, 2010 and 2009, respectively.

At December 31, 2009, the Company had entered into multiple agreements with commitment amounts of $28,475, for which it was paid a fee to provide standby liquidity asset purchase agreements. The liquidity asset purchase agreements were unwound during 2010, so the Company no longer holds a contingent reserve related to this agreement as of December 31, 2010.

During 2010 and 2009, the Company has provided guarantees for the performance of a noninsurance subsidiary that was involved in guaranteed sales of investments in LIHTC partnerships. These partnerships are partially or majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investors’ capital accounts covered by the transactions was $350,790 and $345,478 at December 31, 2010 and 2009, respectively. The nature of the obligation is to provide the investor with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investors’ inability to fully utilize the tax benefits. Accordingly, the Company believes the chance of having to make material payments under the guarantee is remote.

14. Commitments and Contingencies (continued)

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company has provided a contingent deferred capital contribution guaranty to LIHTC industry firms involving the guaranteed sale of a low income housing tax credit partnership. The guaranty is effective only if the third party investor defaults on its deferred capital contribution obligations. There was no exposure under the guaranty as of December 31, 2010. As of December 31, 2009, the Company’s exposure under the guaranty was $810. Due to the financial strength and credit ratings of the third party investor, the Company believes the chance of having to make material payments under the guaranty is remote.

At December 31, 2010 and 2009, the Company had mortgage loan commitments of $6,000 and $6,900, respectively. The Company has contingent commitments of $102,354 and $138,832 at December 31, 2010 and 2009, respectively, for joint ventures, partnerships and limited liability companies, which include LIHTC commitments of $28,115 and $28,574, respectively.

At December 31, 2010 and 2009, no securities were acquired on a “to be announced” (TBA) basis.

At December 31, 2010 and 2009, there were no private placement commitments outstanding.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2010 and 2009, the Company has pledged invested assets with a carry value of $52,268 and $154,248, respectively, and fair value of $53,585 and $160,714, respectively, in conjunction with these transactions. Also, in conjunction with the derivative transactions, cash in the amount of $62,056 and securities in the amount of $5,579, were posted to the Company as of December 31, 2009, respectively, which were not included in the financials of the Company. A portion of the cash posted to the Company was reposted as collateral by the Company in the amount of $14,740 at December 31, 2009.

14. Commitments and Contingencies (continued)

As mentioned in Note 1, amendments to SSAP No. 91R during 2010 resulted in the cash collateral received from derivative counterparties being recorded on the Company’s balance sheet.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The amount of cash collateral posted as of December 31, 2010 was $125,676. In addition, securities in the amount of $35,226 were posted to the Company as of December 31, 2010, which were not included in the financials of the Company. In accordance with the amended SSAP 91R, noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults. A portion of the cash posted to the Company was reposted as collateral by the Company in the amount of $12,788 as of December 31, 2010.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2010 and 2009, the Company has pledged invested assets with a carrying amount of $277,599 and $362,686 respectively, and fair value of $300,551 and $381,997 respectively, in conjunction with these transactions.

At December 31, 2010 and 2009, respectively, the Company has issued funding agreements totaling $400,050 and $400,037 to the FHLB, and the funds received are reported as deposit-type liabilities per SSAP No. 52, Deposit-Type Contracts. Total reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business. All of the funding agreements issued to the FHLB are classified in the general account as it is a general obligation of the Company.

Collateral is required by the FHLB to support repayment of the funding agreements. The amount of pledged collateral at December 31, 2010 and 2009 was $912,698 and $522,421 respectively. In addition, the FHLB requires their common stock to be purchased in order to transact with the FHLB. The Company owns $27,800 of FHLB common stock at both December 31, 2010 and 2009. The FHLB has set funding capacity limits on the Company which are significantly higher than the current funding agreement level; however, the FHLB is under no obligation to extend additional capacity.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies.

14. Commitments and Contingencies (continued)

The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $14,431 and $14,363 and an offsetting premium tax benefit of $1,246 and $1,517 at December 31, 2010 and 2009, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $853, $(1,542) and $1,074, at December 31, 2010, 2009 and 2008, respectively.

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company did not participate in dollar repurchase agreements at December 31, 2010 or 2009. The Company had no outstanding liability for borrowed money due to participation in dollar repurchase agreements at December 31, 2010 or 2009.

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities (continued)

The Company enters into municipal repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

collateral. The Company has recorded liabilities of $8,153 and $110,181 for these agreements as of December 31, 2010 and 2009, respectively. The repurchase agreements are collateralized by government agency securities with book values of $8,175 and $115,344 as of December 31, 2010 and 2009, respectively. These securities have maturity dates that range from 2013 to 2025 and have a weighted average interest rate of 3.68%.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio, referred to as wash sale transactions. The details by NAIC designation 3 or below of securities sold during 2010 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 5	3	$299	$308	$20
NAIC 6	1	198	198	(7)

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 11, 2011, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). As of April 11, 2011, the Company has not indentified any Type I or Type II subsequent events for the year ended December 31, 2010.

Statutory-Basis

Financial Statement Schedules

Monumental Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

(Dollars in Thousands)

December 31, 2010

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$643,163	$656,772	$643,163
States, municipalities and political subdivisions	227,761	219,773	227,761
Foreign governments	212,380	220,978	212,380
Hybrid Securities	852,565	688,774	852,565
All other corporate bonds	12,723,397	12,961,241	12,723,397
Preferred stocks	284	531	284

Total fixed maturities	14,659,550	14,748,069	14,659,550

Equity securities
Common stocks:
Industrial, miscellaneous and all other	35,765	47,991	47,991

Total equity securities	35,765	47,991	47,991

Mortgage loans on real estate	2,321,498		2,321,498
Real estate	6,707		6,707
Policy loans	489,785		489,785
Other long-term investments	311,325		311,325
Cash, cash equivalents and short-term investments	1,085,310		1,085,310

Total investments	$18,909,940		$18,922,166

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

112

Monumental Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

December 31, 2010

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2010
Individual life	$5,429,071	$—	$42,795	$190,902	$425,921	$241,566	$248,796
Individual health	388,001	38,089	46,182	198,572	35,205	106,258	80,859
Group life and health	696,997	36,826	81,085	484,305	62,236	284,094	195,039
Annuity	4,020,138	—	25	483,749	386,838	866,668	76,533

	$10,534,207	$74,915	$170,087	$1,357,528	$910,200	$1,498,586	$601,227

Year ended December 31, 2009
Individual life	$5,296,774	$—	$45,478	$654,013	$360,308	$4,260,220	$5,123,959
Individual health	346,080	52,267	50,331	195,572	44,735	85,283	73,291
Group life and health	719,798	35,474	105,513	491,908	83,653	314,295	178,024
Annuity	4,244,698	—	110	517,430	604,589	994,237	3,396,767

	$10,607,350	$87,741	$201,432	$1,858,923	$1,093,285	$5,654,035	$8,772,041

Year ended December 31, 2008
Individual life	$1,504,472	$—	$50,285	$587,825	$441,022	$(4,108,010)	$4,845,182
Individual health	312,787	78,360	56,009	266,890	44,234	115,483	119,636
Group life and health	729,796	33,179	103,663	491,418	63,046	290,916	188,031
Annuity	4,451,944	—	412	883,858	774,467	1,103,614	956,730

	$6,998,999	$111,539	$210,369	$2,229,991	$1,322,769	$(2,597,997)	$6,109,579

*	Allocations of net investment income and other operating expenses are based on a number and assumptions of estimates, and the results would change if different methods were applied.

113

Monumental Life Insurance Company

Reinsurance

(Dollars in Thousands)

December 31, 2010

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2010
Life insurance in force	$61,919,519	$60,124,247	$25,908,304	27,703,576	94%

Premiums:
Individual life	$663,805	$566,270	$93,367	$190,902	49%
Individual health	131,405	6,258	73,425	198,572	37%
Group life and health	494,457	83,021	72,869	484,305	15%
Annuity	451,615	43,993	76,127	483,749	16%

	$1,741,282	$699,542	$315,788	$1,357,528	23%

Year ended December 31, 2009
Life insurance in force	$64,024,770	$47,180,518	$7,022,451	$23,866,703	29%

Premiums:
Individual life	$691,111	$55,311	$18,213	$654,013	3%
Individual health	131,504	6,440	70,508	195,572	36%
Group life and health	507,267	83,664	68,305	491,908	14%
Annuity	468,469	24,952	73,913	517,430	14%

	$1,798,351	$170,367	$230,939	$1,858,923	12%

Year ended December 31, 2008
Life insurance in force	$66,811,592	$48,475,136	$8,638,144	$26,974,600	32%

Premiums:
Individual life	$722,390	$167,997	$33,432	$587,825	6%
Individual health	131,059	9,585	145,416	266,890	54%
Group life and health	527,508	52,048	15,958	491,418	3%
Annuity	1,078,661	248,010	53,207	883,858	6%

	$2,459,618	$477,640	$248,013	$2,229,991	11%

114

FINANCIAL STATEMENTS

Monumental Life Insurance Company

Separate Account VA DD

Year Ended December 31, 2010

Monumental Life Insurance Company

Separate Account VA DD

Financial Statements

Year Ended December 31, 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Separate Account VA DD,

Monumental Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Monumental Life Insurance Company Separate Account VA DD (the Separate Account) (comprised of the Money Market, Total Bond Market Index, Balanced, Equity Index, Growth, Equity Income, International, High Yield Bond, Small Company Growth, Mid-Cap Index, Short-Term Investment Grade, Diversified Value, REIT Index, Total Stock Market Index and Capital Growth subaccounts), at December 31, 2010, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Monumental Life Insurance Company Separate Account VA DD at December 31, 2010, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa

April 25, 2011

3

Monumental Life Insurance Company

Separate Account VA DD

Statements of Assets and Liabilities

Year Ended December 31, 2010

	Money Market Subaccount	Total Bond Market Index Subaccount	Balanced Subaccount	Equity Index Subaccount
Assets
Investments in securities:
Number of shares	834,485,228.214	104,027,942.110	61,916,652.794	34,121,184.705

Cost	$834,485,228	$1,179,264,888	$1,070,259,263	$883,494,700

Investments in mutual funds, Level 1 quoted prices at net asset value	$834,485,228	$1,254,576,982	$1,157,841,407	$802,189,052
Receivable for units sold	15	—	—	10

Total assets	834,485,243	1,254,576,982	1,157,841,407	802,189,062

Liabilities
Payable for units redeemed	—	20	3	—

	$834,485,243	$1,254,576,962	$1,157,841,404	$802,189,062

Net Assets:
Deferred annuity contracts terminable by owners	$834,485,243	$1,254,576,962	$1,157,841,404	$802,189,062

Total net assets	$834,485,243	$1,254,576,962	$1,157,841,404	$802,189,062

Accumulation units outstanding	436,381,667	39,005,752	21,303,319	17,644,291

Accumulation unit value	$1.912283	$32.163896	$54.350282	$45.464511

See accompanying notes.

4

Monumental Life Insurance Company

Separate Account VA DD

Statements of Assets and Liabilities

Year Ended December 31, 2010

	Growth Subaccount	Equity Income Subaccount	International Subaccount	High Yield Bond Subaccount
Assets
Investments in securities:
Number of shares	17,236,441.350	26,232,100.939	44,513,338.652	35,188,510.559

Cost	$264,772,754	$436,973,474	$790,372,591	$250,366,032

Investments in mutual funds, Level 1 quoted prices at net asset value	$227,176,297	$387,710,452	$814,148,964	$273,766,612
Receivable for units sold	—	3	3	5

Total assets	227,176,297	387,710,455	814,148,967	273,766,617

Liabilities
Payable for units redeemed	4	—	—	—

	$227,176,293	$387,710,455	$814,148,967	$273,766,617

Net Assets:
Deferred annuity contracts terminable by owners	$227,176,293	$387,710,455	$814,148,967	$273,766,617

Total net assets	$227,176,293	$387,710,455	$814,148,967	$273,766,617

Accumulation units outstanding	10,275,293	9,863,198	26,086,602	12,248,138

Accumulation unit value	$22.108983	$39.308797	$31.209469	$22.351693

See accompanying notes.

5

Monumental Life Insurance Company

Separate Account VA DD

Statements of Assets and Liabilities

Year Ended December 31, 2010

	Small Company Growth Subaccount	Mid-Cap Index Subaccount	Short-Term Investment Grade Subaccount	Diversified Value Subaccount
Assets
Investments in securities:
Number of shares	27,777,507.617	32,564,345.840	67,343,141.456	24,743,229.151

Cost	$445,405,265	$465,178,682	$703,503,551	$333,820,714

Investments in mutual funds, Level 1 quoted prices at net asset value	$491,106,335	$486,185,683	$738,754,262	$305,084,015
Receivable for units sold	—	—	2	—

Total assets	491,106,335	486,185,683	738,754,264	305,084,015

Liabilities
Payable for units redeemed	—	1	—	1

	$491,106,335	$486,185,682	$738,754,264	$305,084,014

Net Assets:
Deferred annuity contracts terminable by owners	$491,106,335	$486,185,682	$738,754,264	$305,084,014

Total net assets	$491,106,335	$486,185,682	$738,754,264	$305,084,014

Accumulation units outstanding	13,138,538	17,755,711	43,576,249	17,989,410

Accumulation unit value	$37.379071	$27.381933	$16.953140	$16.959089

See accompanying notes.

6

Monumental Life Insurance Company

Separate Account VA DD

Statements of Assets and Liabilities

Year Ended December 31, 2010

	REIT Index Subaccount	Total Stock Market Index Subaccount	Capital Growth Subaccount
Assets
Investments in securities:
Number of shares	28,661,948.078	21,072,015.165	15,634,617.593

Cost	$355,024,658	$522,385,787	$243,931,577

Investments in mutual funds, Level 1 quoted prices at net asset value	$296,651,163	$515,000,051	$256,095,036
Receivable for units sold	—	2	4

Total assets	296,651,163	515,000,053	256,095,040

Liabilities
Payable for units redeemed	4	—	—

	$296,651,159	$515,000,053	$256,095,040

Net Assets:
Deferred annuity contracts terminable by owners	$296,651,159	$515,000,053	$256,095,040

Total net assets	$296,651,159	$515,000,053	$256,095,040

Accumulation units outstanding	9,300,356	30,630,019	12,205,633

Accumulation unit value	$31.896753	$16.813573	$20.981709

See accompanying notes.

7

Monumental Life Insurance Company

Separate Account VA DD

Statements of Operations

Year Ended December 31, 2010

	Money Market Subaccount	Total Bond Market Index Subaccount	Balanced Subaccount	Equity Index Subaccount
Net investment income (loss)
Income:
Dividends	$2,019,650	$42,924,030	$32,331,924	$15,412,046
Expenses:
Administrative, mortality and expense risk charge	2,561,389	3,691,835	3,196,389	2,182,099

Net investment income (loss)	(541,739)	39,232,195	29,135,535	13,229,947
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	2,086,585	—	8,577,745
Proceeds from sales	241,608,137	106,740,215	70,170,219	64,849,813
Cost of investments sold	241,608,137	100,173,757	68,701,845	108,469,433

Net realized capital gains (losses) on investments	—	8,653,043	1,468,374	(35,041,875)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	50,364,781	7,069,366	(205,581,774)
End of period	—	75,312,094	87,582,144	(81,305,648)

Net change in unrealized appreciation/depreciation of investments	—	24,947,313	80,512,778	124,276,126

Net realized and unrealized capital gains (losses) on investments	—	33,600,356	81,981,152	89,234,251

Increase (decrease) in net assets from operations	$(541,739)	$72,832,551	$111,116,687	$102,464,198

See accompanying notes.

8

Monumental Life Insurance Company

Separate Account VA DD

Statements of Operations

Year Ended December 31, 2010

	Growth Subaccount	Equity Income Subaccount	International Subaccount	High Yield Bond Subaccount
Net investment income (loss)
Income:
Dividends	$1,558,051	$9,830,704	$12,058,437	$17,334,628
Expenses:
Administrative, mortality and expense risk charge	619,577	1,004,459	2,143,451	758,939

Net investment income (loss)	938,474	8,826,245	9,914,986	16,575,689
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	27,699,612	24,016,168	81,277,890	41,089,261
Cost of investments sold	61,996,281	35,742,117	63,632,812	47,272,918

Net realized capital gains (losses) on investments	(34,296,669)	(11,725,949)	17,645,078	(6,183,657)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(93,555,117)	(99,529,639)	(52,219,652)	5,258,921
End of period	(37,596,457)	(49,263,022)	23,776,373	23,400,580

Net change in unrealized appreciation/depreciation of investments	55,958,660	50,266,617	75,996,025	18,141,659

Net realized and unrealized capital gains (losses) on investments	21,661,991	38,540,668	93,641,103	11,958,002

Increase (decrease) in net assets from operations	$22,600,465	$47,366,913	$103,556,089	$28,533,691

See accompanying notes.

9

Monumental Life Insurance Company

Separate Account VA DD

Statements of Operations

Year Ended December 31, 2010

	Small Company Growth Subaccount	Mid-Cap Index Subaccount	Short-Term Investment Grade Subaccount	Diversified Value Subaccount
Net investment income (loss)
Income:
Dividends	$1,347,036	$3,876,372	$21,357,493	$7,376,754
Expenses:
Administrative, mortality and expense risk charge	1,186,261	1,220,735	2,210,613	856,899

Net investment income (loss)	160,775	2,655,637	19,146,880	6,519,855
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	37,263,231	34,654,793	100,712,495	33,793,933
Cost of investments sold	41,426,199	36,855,232	98,825,061	35,153,548

Net realized capital gains (losses) on investments	(4,162,968)	(2,200,439)	1,887,434	(1,359,615)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(70,694,056)	(72,233,321)	20,641,492	(48,086,978)
End of period	45,701,070	21,007,001	35,250,711	(28,736,699)

Net change in unrealized appreciation/depreciation of investments	116,395,126	93,240,322	14,609,219	19,350,279

Net realized and unrealized capital gains (losses) on investments	112,232,158	91,039,883	16,496,653	17,990,664

Increase (decrease) in net assets from operations	$112,392,933	$93,695,520	$35,643,533	$24,510,519

See accompanying notes.

10

Monumental Life Insurance Company

Separate Account VA DD

Statements of Operations

Year Ended December 31, 2010

	REIT Index Subaccount	Total Stock Market Index Subaccount	Capital Growth Subaccount
Net investment income (loss)
Income:
Dividends	$6,640,530	$7,913,766	$2,179,004
Expenses:
Administrative, mortality and expense risk charge	741,035	1,283,425	692,114

Net investment income (loss)	5,899,495	6,630,341	1,486,890
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	9,368,085	7,101,940
Proceeds from sales	18,989,274	30,935,964	33,626,362
Cost of investments sold	39,024,028	38,268,019	32,450,556

Net realized capital gains (losses) on investments	(20,034,754)	2,036,030	8,277,746
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(133,011,695)	(68,179,786)	(5,710,356)
End of period	(58,373,495)	(7,385,736)	12,163,459

Net change in unrealized appreciation/depreciation of investments	74,638,200	60,794,050	17,873,815

Net realized and unrealized capital gains (losses) on investments	54,603,446	62,830,080	26,151,561

Increase (decrease) in net assets from operations	$60,502,941	$69,460,421	$27,638,451

See accompanying notes.

11

Monumental Life Insurance Company

Separate Account VA DD

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009

	Money Market Subaccount		Total Bond Market Index Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$(541,739)	$4,965,803	$39,232,195	$39,330,707
Net realized capital gains (losses) on investments	—	—	8,653,043	2,520,072
Net change in unrealized appreciation/depreciation of investments	—	—	24,947,313	14,694,102

Increase (decrease) in net assets from operations	(541,739)	4,965,803	72,832,551	56,544,881
Contract transactions
Net contract purchase payments	61,166,035	101,788,779	47,762,516	39,528,185
Transfer payments from (to) other subaccounts or general account	(44,654,626)	(526,521,876)	34,070,076	178,085,392
Contract terminations, withdrawals, and other deductions	(135,030,296)	(213,084,942)	(58,087,614)	(58,668,063)
Contract maintenance charges	(155,796)	(253,367)	(237,049)	(225,972)

Increase (decrease) in net assets from contract transactions	(118,674,683)	(638,071,406)	23,507,929	158,719,542

Net increase (decrease) in net assets	(119,216,422)	(633,105,603)	96,340,480	215,264,423
Net assets:
Beginning of the period	953,701,665	1,586,807,268	1,158,236,482	942,972,059

End of the period	$834,485,243	$953,701,665	$1,254,576,962	$1,158,236,482

See accompanying notes.

12

Monumental Life Insurance Company

Separate Account VA DD

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009

	Balanced Subaccount		Equity Index Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$29,135,535	$37,586,783	$13,229,947	$15,283,417
Net realized capital gains (losses) on investments	1,468,374	(11,555,080)	(35,041,875)	(33,669,249)
Net change in unrealized appreciation/depreciation of investments	80,512,778	164,342,695	124,276,126	172,019,782

Increase (decrease) in net assets from operations	111,116,687	190,374,398	102,464,198	153,633,950
Contract transactions
Net contract purchase payments	32,745,374	24,278,766	13,114,500	12,818,840
Transfer payments from (to) other subaccounts or general account	(7,132,890)	6,649,998	(29,794,601)	(15,721,136)
Contract terminations, withdrawals, and other deductions	(49,178,901)	(47,922,970)	(29,780,537)	(27,771,743)
Contract maintenance charges	(201,025)	(202,482)	(143,588)	(155,103)

Increase (decrease) in net assets from contract transactions	(23,767,442)	(17,196,688)	(46,604,226)	(30,829,142)

Net increase (decrease) in net assets	87,349,245	173,177,710	55,859,972	122,804,808
Net assets:
Beginning of the period	1,070,492,159	897,314,449	746,329,090	623,524,282

End of the period	$1,157,841,404	$1,070,492,159	$802,189,062	$746,329,090

See accompanying notes.

13

Monumental Life Insurance Company

Separate Account VA DD

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009

	Growth Subaccount		Equity Income Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$938,474	$1,343,541	$8,826,245	$14,225,464
Net realized capital gains (losses) on investments	(34,296,669)	(32,331,620)	(11,725,949)	(31,384,205)
Net change in unrealized appreciation/depreciation of investments	55,958,660	89,279,736	50,266,617	62,323,035

Increase (decrease) in net assets from operations	22,600,465	58,291,657	47,366,913	45,164,294
Contract transactions
Net contract purchase payments	3,598,386	2,660,258	8,037,871	4,101,225
Transfer payments from (to) other subaccounts or general account	(13,067,344)	(2,224,347)	12,737,170	(19,189,715)
Contract terminations, withdrawals, and other deductions	(9,916,123)	(8,706,664)	(14,389,969)	(14,495,238)
Contract maintenance charges	(49,623)	(57,115)	(71,391)	(74,593)

Increase (decrease) in net assets from contract transactions	(19,434,704)	(8,327,868)	6,313,681	(29,658,321)

Net increase (decrease) in net assets	3,165,761	49,963,789	53,680,594	15,505,973
Net assets:
Beginning of the period	224,010,532	174,046,743	334,029,861	318,523,888

End of the period	$227,176,293	$224,010,532	$387,710,455	$334,029,861

See accompanying notes.

14

Monumental Life Insurance Company

Separate Account VA DD

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009

	International Subaccount		High Yield Bond Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$9,914,986	$18,849,461	$16,575,689	$13,944,637
Net realized capital gains (losses) on investments	17,645,078	1,038,169	(6,183,657)	(8,232,004)
Net change in unrealized appreciation/depreciation of investments	75,996,025	182,086,936	18,141,659	60,226,519

Increase (decrease) in net assets from operations	103,556,089	201,974,566	28,533,691	65,939,152
Contract transactions
Net contract purchase payments	23,924,547	16,342,369	9,167,513	8,532,974
Transfer payments from (to) other subaccounts or general account	(31,230,906)	56,355,305	(3,542,979)	38,315,307
Contract terminations, withdrawals, and other deductions	(28,312,274)	(24,917,193)	(10,785,573)	(10,101,200)
Contract maintenance charges	(159,612)	(151,329)	(48,079)	(45,481)

Increase (decrease) in net assets from contract transactions	(35,778,245)	47,629,152	(5,209,118)	36,701,600

Net increase (decrease) in net assets	67,777,844	249,603,718	23,324,573	102,640,752
Net assets:
Beginning of the period	746,371,123	496,767,405	250,442,044	147,801,292

End of the period	$814,148,967	$746,371,123	$273,766,617	$250,442,044

See accompanying notes.

15

Monumental Life Insurance Company

Separate Account VA DD

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009

	Small Company Growth Subaccount		Mid-Cap Index Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$160,775	$2,347,954	$2,655,637	$4,304,521
Net realized capital gains (losses) on investments	(4,162,968)	(12,825,978)	(2,200,439)	1,623,531
Net change in unrealized appreciation/depreciation of investments	116,395,126	113,612,471	93,240,322	101,004,654

Increase (decrease) in net assets from operations	112,392,933	103,134,447	93,695,520	106,932,706
Contract transactions
Net contract purchase payments	10,187,109	6,057,976	10,162,738	7,394,106
Transfer payments from (to) other subaccounts or general account	15,801,963	1,852,510	13,850,316	6,246,903
Contract terminations, withdrawals, and other deductions	(17,435,268)	(14,001,196)	(15,580,138)	(13,114,137)
Contract maintenance charges	(88,680)	(81,712)	(103,623)	(93,719)

Increase (decrease) in net assets from contract transactions	8,465,124	(6,172,422)	8,329,293	433,153

Net increase (decrease) in net assets	120,858,057	96,962,025	102,024,813	107,365,859
Net assets:
Beginning of the period	370,248,278	273,286,253	384,160,869	276,795,010

End of the period	$491,106,335	$370,248,278	$486,185,682	$384,160,869

See accompanying notes.

16

Monumental Life Insurance Company

Separate Account VA DD

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009

	Short-Term Investment Grade Subaccount		Diversified Value Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$19,146,880	$16,699,861	$6,519,855	$10,483,788
Net realized capital gains (losses) on investments	1,887,434	1,833,022	(1,359,615)	(6,442,121)
Net change in unrealized appreciation/depreciation of investments	14,609,219	41,335,425	19,350,279	57,167,427

Increase (decrease) in net assets from operations	35,643,533	59,868,308	24,510,519	61,209,094
Contract transactions
Net contract purchase payments	34,926,328	26,153,441	8,584,794	6,777,308
Transfer payments from (to) other subaccounts or general account	27,359,816	279,649,615	(12,096,201)	(30,786,405)
Contract terminations, withdrawals, and other deductions	(48,123,991)	(30,905,833)	(12,942,188)	(13,576,346)
Contract maintenance charges	(148,406)	(116,424)	(71,133)	(76,868)

Increase (decrease) in net assets from contract transactions	14,013,747	274,780,799	(16,524,728)	(37,662,311)

Net increase (decrease) in net assets	49,657,280	334,649,107	7,985,791	23,546,783
Net assets:
Beginning of the period	689,096,984	354,447,877	297,098,223	273,551,440

End of the period	$738,754,264	$689,096,984	$305,084,014	$297,098,223

See accompanying notes.

17

Monumental Life Insurance Company

Separate Account VA DD

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009

	REIT Index Subaccount		Total Stock Market Index Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$5,899,495	$7,437,461	$6,630,341	$5,211,599
Net realized capital gains (losses) on investments	(20,034,754)	(18,260,300)	2,036,030	1,009,110
Net change in unrealized appreciation/depreciation of investments	74,638,200	58,201,368	60,794,050	79,544,586

Increase (decrease) in net assets from operations	60,502,941	47,378,529	69,460,421	85,765,295
Contract transactions
Net contract purchase payments	8,816,349	6,089,366	19,539,309	12,604,065
Transfer payments from (to) other subaccounts or general account	18,665,924	3,433,901	33,859,817	25,187,259
Contract terminations, withdrawals, and other deductions	(8,660,293)	(8,475,370)	(16,640,273)	(11,360,614)
Contract maintenance charges	(56,610)	(45,003)	(94,417)	(83,959)

Increase (decrease) in net assets from contract transactions	18,765,370	1,002,894	36,664,436	26,346,751

Net increase (decrease) in net assets	79,268,311	48,381,423	106,124,857	112,112,046
Net assets:
Beginning of the period	217,382,848	169,001,425	408,875,196	296,763,150

End of the period	$296,651,159	$217,382,848	$515,000,053	$408,875,196

See accompanying notes.

18

Monumental Life Insurance Company

Separate Account VA DD

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009

	Capital Growth Subaccount
	2010	2009
Operations
Net investment income (loss)	$1,486,890	$1,488,025
Net realized capital gains (losses) on investments	8,277,746	12,359,858
Net change in unrealized appreciation/depreciation of investments	17,873,815	46,126,642

Increase (decrease) in net assets from operations	27,638,451	59,974,525
Contract transactions
Net contract purchase payments	8,040,080	6,103,169
Transfer payments from (to) other subaccounts or general account	(14,780,974)	(794,818)
Contract terminations, withdrawals, and other deductions	(9,408,166)	(8,715,215)
Contract maintenance charges	(57,609)	(55,383)

Increase (decrease) in net assets from contract transactions	(16,206,669)	(3,462,247)

Net increase (decrease) in net assets	11,431,782	56,512,278
Net assets:
Beginning of the period	244,663,258	188,150,980

End of the period	$256,095,040	$244,663,258

See accompanying notes.

19

Monumental Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA DD (the Separate Account) is a segregated investment account of Monumental Life Insurance Company (MLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Vanguard Variable Annuity Plan.

Subaccount Investment by Mutual Fund:

Vanguard Variable Insurance Fund:

Money Market Portfolio	Small Company Growth Portfolio
Total Bond Market Index Portfolio	Mid-Cap Index Portfolio
Balanced Portfolio	Short-Term Investment-Grade Portfolio
Equity Index Portfolio	Diversified Value Portfolio
Growth Portfolio	REIT Index Portfolio
Equity Income Portfolio	Total Stock Market Index Portfolio
International Portfolio	Capital Growth Portfolio
High Yield Bond Portfolio

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2010.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

20

Monumental Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Separate Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Separate Account’s financial statement disclosures, but did not impact the results of operations or financial position.

As of December 31, 2009 the Separate Account adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. See Note 9 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

21

Monumental Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2010

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2010 were as follows:

	Purchases	Sales
Vanguard Variable Insurance Fund:
Money Market Portfolio	$122,391,817	$241,608,137
Total Bond Market Index Portfolio	171,566,948	106,740,215
Balanced Portfolio	75,538,322	70,170,219
Equity Index Portfolio	40,053,261	64,849,813
Growth Portfolio	9,203,389	27,699,612
Equity Income Portfolio	39,156,089	24,016,168
International Portfolio	55,414,637	81,277,890
High Yield Bond Portfolio	52,455,826	41,089,261
Small Company Growth Portfolio	45,889,128	37,263,231
Mid-Cap Index Portfolio	45,639,726	34,654,793
Short-Term Investment-Grade Portfolio	133,873,129	100,712,495
Diversified Value Portfolio	23,789,071	33,793,933
REIT Index Portfolio	43,654,145	18,989,274
Total Stock Market Index Portfolio	83,598,835	30,935,964
Capital Growth Portfolio	26,008,517	33,626,362

22

Monumental Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Money Market Subaccount	Total Bond Market Index Subaccount	Balanced Subaccount	Equity Index Subaccount	Growth Subaccount	Equity Income Subaccount	International Subaccount	High Yield Bond Subaccount
Units outstanding at January 1, 2009	831,929,019	32,883,580	22,393,682	19,810,138	11,817,562	10,790,449	26,145,916	10,232,251
Units purchased	52,954,709	1,331,009	404,869	375,942	160,024	142,602	706,518	480,640
Units redeemed and transferred to/from	(386,462,730)	4,024,035	(996,784)	(1,377,737)	(681,831)	(1,213,969)	741,263	1,811,070

Units outstanding at December 31, 2009	498,420,998	38,238,624	21,801,767	18,808,343	11,295,755	9,719,082	27,593,697	12,523,961
Units purchased	31,971,927	1,504,435	644,028	318,934	181,784	224,774	860,934	433,633
Units redeemed and transferred to/from	(94,011,258)	(737,307)	(1,142,476)	(1,482,986)	(1,202,246)	(80,658)	(2,368,029)	(709,456)

Units outstanding at December 31, 2010	436,381,667	39,005,752	21,303,319	17,644,291	10,275,293	9,863,198	26,086,602	12,248,138

23

Monumental Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

Years Ended December 31, 2010 and 2009, continued

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Small Company Growth Subaccount	Mid-Cap Index Subaccount	Short-Term Investment Grade Subaccount	Diversified Value Subaccount	REIT Index Subaccount	Total Stock Market Index Subaccount	Capital Growth Subaccount
Units outstanding at January 1, 2009	13,350,315	17,684,927	24,900,120	22,252,068	8,723,964	26,354,352	13,537,716
Units purchased	253,238	407,937	1,690,032	500,852	323,647	1,045,658	401,698
Units redeemed and transferred to/from	(588,065)	(555,629)	16,052,949	(3,655,597)	(332,774)	995,158	(792,230)

Units outstanding at December 31, 2009	13,015,488	17,537,235	42,643,101	19,097,323	8,714,837	28,395,168	13,147,184
Units purchased	321,251	424,078	2,075,154	533,326	310,332	1,301,253	422,363
Units redeemed and transferred to/from	(198,201)	(205,602)	(1,142,006)	(1,641,239)	275,187	933,598	(1,363,914)

Units outstanding at December 31, 2010	13,138,538	17,755,711	43,576,249	17,989,410	9,300,356	30,630,019	12,205,633

24

Monumental Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2010

4. Financial Highlights

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Money Market
	12/31/2010	436,381,667	$1.91	$834,485,243	0.23%	0.30%	(0.06)%
	12/31/2009	498,420,998	1.91	953,701,665	0.67	0.30	0.32
	12/31/2008	831,929,019	1.91	1,586,807,268	2.76	0.30	2.52
	12/31/2007	683,712,412	1.86	1,272,070,872	5.10	0.30	4.93
	12/31/2006	554,003,021	1.77	982,343,199	4.97	0.30	4.73
Total Bond Market Index
	12/31/2010	39,005,752	32.16	1,254,576,962	3.42	0.30	6.19
	12/31/2009	38,238,624	30.29	1,158,236,482	4.08	0.30	5.63
	12/31/2008	32,883,580	28.68	942,972,059	4.19	0.30	4.92
	12/31/2007	30,255,336	27.33	826,945,912	3.59	0.30	6.67
	12/31/2006	24,148,134	25.62	618,776,886	3.82	0.30	3.99
Balanced
	12/31/2010	21,303,319	54.35	1,157,841,404	2.99	0.30	10.69
	12/31/2009	21,801,767	49.10	1,070,492,159	4.34	0.30	22.54
	12/31/2008	22,393,682	40.07	897,314,449	3.44	0.30	(22.80)
	12/31/2007	24,553,207	51.91	1,274,450,145	2.70	0.30	8.04
	12/31/2006	23,965,324	48.04	1,151,405,193	2.51	0.30	14.62
Equity Index
	12/31/2010	17,644,291	45.46	802,189,062	2.09	0.30	14.58
	12/31/2009	18,808,343	39.68	746,329,090	2.68	0.30	26.07
	12/31/2008	19,810,138	31.48	623,524,282	2.18	0.30	(37.12)
	12/31/2007	20,888,761	50.06	1,045,638,488	1.54	0.30	5.07
	12/31/2006	22,231,171	47.64	1,059,169,365	1.67	0.30	15.36
Growth
	12/31/2010	10,275,293	22.11	227,176,293	0.74	0.30	11.48
	12/31/2009	11,295,755	19.83	224,010,532	1.00	0.30	34.65
	12/31/2008	11,817,562	14.73	174,046,743	0.84	0.30	(37.90)
	12/31/2007	12,987,253	23.72	308,014,269	0.69	0.30	9.89
	12/31/2006	14,113,266	21.58	304,604,601	0.39	0.30	1.61

25

Monumental Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Equity Income
	12/31/2010	9,863,198	$39.31	$387,710,455	2.90%	0.30%	14.37%
	12/31/2009	9,719,082	34.37	334,029,861	5.08	0.30	16.43
	12/31/2008	10,790,449	29.52	318,523,888	3.57	0.30	(31.12)
	12/31/2007	11,958,740	42.86	512,497,846	2.43	0.30	4.22
	12/31/2006	12,591,931	41.12	517,771,717	2.64	0.30	20.34
International
	12/31/2010	26,086,602	31.21	814,148,967	1.67	0.30	15.38
	12/31/2009	27,593,697	27.05	746,371,123	3.58	0.30	42.36
	12/31/2008	26,145,916	19.00	496,767,405	2.60	0.30	(45.08)
	12/31/2007	31,498,846	34.60	1,089,725,838	1.60	0.30	17.06
	12/31/2006	27,348,213	29.55	808,219,761	1.12	0.30	26.37
High Yield Bond
	12/31/2010	12,248,138	22.35	273,766,617	6.72	0.30	11.78
	12/31/2009	12,523,961	20.00	250,442,044	7.04	0.30	38.44
	12/31/2008	10,232,251	14.44	147,801,292	8.12	0.30	(22.18)
	12/31/2007	10,583,572	18.56	196,454,536	6.78	0.30	1.65
	12/31/2006	10,997,447	18.26	200,825,468	7.26	0.30	7.95
Small Company Growth
	12/31/2010	13,138,538	37.38	491,106,335	0.34	0.30	31.40
	12/31/2009	13,015,488	28.45	370,248,278	1.07	0.30	38.97
	12/31/2008	13,350,315	20.47	273,286,253	0.68	0.30	(39.65)
	12/31/2007	14,563,240	33.92	493,978,489	0.51	0.30	3.46
	12/31/2006	16,406,502	32.79	537,908,859	0.37	0.30	9.88
Mid-Cap Index
	12/31/2010	17,755,711	27.38	486,185,682	0.94	0.30	25.00
	12/31/2009	17,537,235	21.91	384,160,869	1.70	0.30	39.96
	12/31/2008	17,684,927	15.65	276,795,010	1.62	0.30	(41.99)
	12/31/2007	19,765,694	26.98	533,271,837	1.22	0.30	5.82
	12/31/2006	20,393,712	25.49	519,936,555	1.06	0.30	13.41

26

Monumental Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Short-Term Investment Grade
	12/31/2010	43,576,249	$16.95	$738,754,264	2.85%	0.30%	4.91%
	12/31/2009	42,643,101	16.16	689,096,984	3.60	0.30	13.52
	12/31/2008	24,900,120	14.23	354,447,877	4.47	0.30	(3.74)
	12/31/2007	26,268,057	14.79	388,452,913	4.22	0.30	5.71
	12/31/2006	24,365,789	13.99	340,858,718	3.58	0.30	4.60
Diversified Value
	12/31/2010	17,989,410	16.96	305,084,014	2.55	0.30	9.01
	12/31/2009	19,097,323	15.56	297,098,223	4.32	0.30	26.55
	12/31/2008	22,252,068	12.29	273,551,440	2.96	0.30	(36.33)
	12/31/2007	26,677,954	19.31	515,120,264	1.75	0.30	3.62
	12/31/2006	26,914,136	18.63	501,503,182	1.91	0.30	18.52
REIT Index
	12/31/2010	9,300,356	31.90	296,651,159	2.65	0.30	27.87
	12/31/2009	8,714,837	24.94	217,382,848	4.80	0.30	28.76
	12/31/2008	8,723,964	19.37	169,001,425	3.26	0.30	(37.43)
	12/31/2007	8,236,978	30.96	255,030,497	2.17	0.30	(16.85)
	12/31/2006	11,653,128	37.24	433,911,898	2.02	0.30	34.53
Total Stock Market Index
	12/31/2010	30,630,019	16.81	515,000,053	1.83	0.30	16.77
	12/31/2009	28,395,168	14.40	408,875,196	1.88	0.30	27.88
	12/31/2008	26,354,352	11.26	296,763,150	1.48	0.30	(37.47)
	12/31/2007	24,087,808	18.01	433,762,695	1.01	0.30	4.85
	12/31/2006	21,518,152	17.17	369,566,229	0.90	0.30	15.18
Capital Growth
	12/31/2010	12,205,633	20.98	256,095,040	0.93	0.30	12.75
	12/31/2009	13,147,184	18.61	244,663,258	1.04	0.30	33.90
	12/31/2008	13,537,716	13.90	188,150,980	0.86	0.30	(30.57)
	12/31/2007	12,579,359	20.02	251,814,618	0.71	0.30	12.14
	12/31/2006	11,242,537	17.85	200,684,329	0.62	0.30	11.29

27

Monumental Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2010

4. Financial Highlights (continued)

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

28

Monumental Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2010

5. Administrative and Mortality and Expense Risk Charges

MLIC deducts a daily administrative charge equal to an annual rate of .10% of the contract owner’s account for administrative expenses. MLIC also deducts an annual charge, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of .20% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for MLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Separate Account form a part of MLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of MLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from MLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to MLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

29

Monumental Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2010

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

9. Subsequent Events

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

30

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS

All required financial statements are included in Part B of this Registration Statement.

(B) EXHIBITS

(1)	Resolution of the Board of Directors of National Home Life Assurance Company (“National Home”) authorizing establishment of the Separate Account.[8]
(2)	Not Applicable.
(3)	Not Applicable.
(4)	(a) Form of variable annuity contract, Form No. VVAP U 1101[4]
(b) Optional Riders[4]
(c) Form of GLWB Rider. Note 11
(5)	Form of application[11]
(6)	(a) Restated Articles of Incorporation and Articles of Redomestication of Monumental Life Insurance Company[1]
(b) Amended and Restated Bylaws of Monumental Life Insurance Company[1]
(7)	Not applicable.
(8)	(a) Participation Agreement (Vanguard). Note 6
(8)	(b) Administration Service Agent[3]
(8)	(c) First Amendment to Participation Agreement. Note 7
(8)	(d) Second Amendment to Participation Agreement. Note 7
(8)	(e) Third Amendment to Participation Agreement. Note 7
(8)	(f) Fourth Amendment to Participation Agreement. Note 9
(8)	(g) Fifth Amendment to Participation Agreement. Note 11
(8)	(h) Participation Agreement - Vanguard and Monumental Life Insurance Company.[14]
(9)	(a) Opinion and Consent of Counsel[14]
(b) Consent of Counsel[14]
(10)	(a) Consent of Independent Registered Public Accounting Firm[14]
(10)	(b) Opinion and Consent of Actuary[5]
(11)	No financial statements are omitted from item 23.
(12)	Not applicable.
(13)	Performance computation[2]
(14)

Powers of Attorney. (Ralph L. Arnold, Darryl D. Button, Marilyn Carp, Brenda K. Clancy, Henry G. Hagen, Robert J. Kontz, Larry N. Norman, Arthur C. Schneider, Craig D. Vermie, Eric J. Martin, and James A. Beardsworth) Note 8

(Mark W. Mullin) Note 10. (Arthur C. Schneider, Brenda K. Clancy, Craig D. Vermie, Darryl D. Button, Eric J. Martin, Mark W. Mullin, Ralph L. Arnold, Robert J. Kontz.) Note 14.

[1]	Incorporated by reference from the Post-Effective Amendment 1 to N-4 Registration Statement (File No. 333-138040) filed on April 27, 2007.

[2]	Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement of Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073 filed April 30, 1996.

[3]	Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement of Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073, filed April 30, 1998.

[4]	Incorporated by reference from Post-Effective Amendment No. 16 to the Registration Statement of Peoples Benefit Life Insurance Company filed June 26, 2002, File No. 33-36073.

[5]	Filed with Post-Effective Amendment No. 21 on April 27, 2006.

[6]	Incorporated by reference from Initial Registration Statement on Form N-4 (File No. 333-65151) filed on October 1, 1998.

[7]	Filed with Post-Effective Amendment No. 22 on Separate Account IV, File No. 33-36073, on April 30, 2007.

[8]	Filed with Initial Filing on September 26, 2007.

[9]	Filed with Post-Effective Amendment No. 1 on April 28, 2008.

[10]	Filed with Post-Effective Amendment No. 2 on January 29, 2009.

[11]	Filed with Post-Effective Amendment No. 3 on February 9, 2009.

[12]	Filed with Post-Effective Amendment No. 5 on April 29, 2009.

[13]	Filed with Post-Effective Amendment No. 6 on April 28, 2010.

[14]	Filed herewith.

Item 25. Directors and Officers of Depositor

Positions and Offices with Depositor	Name and Principal Business
Address
Director, Chief Risk Officer, and Senior Vice President(2)	Ralph L. Arnold
Director, Executive Vice President and Chief Financial Officer(1)	Darryl D. Button
Director, Chairman of the Board, President, and Chief Executive Officer(2)	Brenda Clancy
Director and Vice President(1)	Robert J. Kontz
Director, Senior Vice President, and Chief Tax Officer(1)	Arthur C. Schneider
Director, Senior Vice President, General Counsel, and Assistant Secretary(1)	Craig D. Vermie
Senior Vice President and Corporate Controller(1)	Eric J. Martin
Director and Executive Vice President (1)	Mark W. Mullin

(1)	4333 Edgewood Road N.E.

Cedar Rapids, IA 52499

(2)	Two East Chase St.

Baltimore, MD 21202

(3)	520 Park Avenue

Baltimore, MD 21201

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (90.2543%) ; Monumental Life Insurance Company (9.7457%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70% Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, LIMITED LIABILITY COMPANY	New York	100% Transamerica Life Insurance Company	Broadway production

FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99. 99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund XXVIII, LLC	Delaware	Sole Member - Garnet Community Investments XXVIII, LLC	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Managing Member - Garnet Community Investments XXIX, LLC	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member - Garnet Community Investments XXX, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund 1, LLC	Delaware	Investor Member: Monumental Life Insurance Company	Real estate investments

TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda—will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 14, 2011 there were 66,332 owners of Contracts.

ITEM 28. INDEMNIFICATION

Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7037.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) None

(b) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained by Manager Regulatory Filing Unit, Monumental Life Insurance Co. at 4333 Edgewood Rd NE, Cedar Rapids, IA 52499-0001, and The Vanguard Group, Inc., Valley Forge, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Monumental Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Monumental Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21st day of April, 2011.

SEPARATE ACCOUNT VA DD

MONUMENTAL LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Brenda K. Clancy	Director, President, Chairman of the Board, and Chief Executive Officer	, 2011

* Mark W. Mullin	Director and Executive Vice President	, 2011

* Ralph L. Arnold	Director, Chief Risk Officer and Senior Vice President	, 2011

* Craig D. Vermie	Director, Assistant Secretary, Senior Vice President and General Counsel	, 2011

* Eric J. Martin	Senior Vice President and Corporate Controller	, 2011

* Darryl D. Button	Director, Executive Vice President and Chief Financial Officer	, 2011

* Arthur C. Schneider	Director, Senior Vice President and Chief Tax Officer	, 2011

* Robert J. Kontz	Director and Vice President	, 2011

/s/ Shane E. Daly *	Vice President and Assistant Secretary	April 21, 2011
Shane E. Daly

*	By: Shane E. Daly – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 333- 146328

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MONUMENTAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA DD

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(h)	Participation Agreement – Vanguard and Monumental Life Insurance Company

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

14	Powers of Attorney

*	Page numbers included only in manually executed original.